UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Funds

■  Columbia International Stock Fund

■  Columbia Mid Cap Growth Fund

■  Columbia Small Cap Growth Fund I

■  Columbia Technology Fund

■  Columbia Balanced Fund

■  Columbia Oregon Intermediate Municipal Bond Fund

■  Columbia Conservative High Yield Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Columbia International Stock Fund	1

Columbia Mid Cap Growth Fund	5

Columbia Small Cap Growth Fund I	9

Columbia Technology Fund	13

Columbia Balanced Fund	17

Columbia Oregon Intermediate Municipal Bond Fund	21

Columbia Conservative High Yield Fund	25

Financial Statements

Investment Portfolios	29

Statements of Assets and Liabilities	68

Statements of Operations	72

Statements of Changes in Net Assets	76

Financial Highlights	87

Notes to Financial Statements	117

Board Consideration and Approval of Advisory Agreements	134

Summary of Management Fee Evaluation by Independent Fee Consultant	138

Important Information About This Report	145

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia International Stock Fund

Summary

■  For the six-month period that ended February 28, 2009, the fund's Class A shares returned negative 46.96% without sales charge. The fund's benchmarks, the MSCI EAFE Index1 and the MSCI All Country World ex U.S. Index1, returned negative 44.58% and negative 45.36%, respectively. The average return of the fund's peer group, the Lipper International Multi-Cap Core Funds Classification2, was negative 43.77%. An overweight in China, a market that declined significantly in the face of the global economic slowdown, detracted from performance relative to the fund's benchmarks. An underweight in the United Kingdom (UK) also held back returns. The UK market is dominated by mega cap stocks which are more defensive and held up slightly better during the market downturn. Holdings in commodities-based industrial stocks were also disappointing, as demand for commodities fell off sharply.

■  During the period, we began to position the portfolio more defensively. An overweight relative to the MSCI EAFE Index in insurance was helpful, as insurance companies have been less affected by the troubles in the financial sector. In health care, Biovail Corp. a Canadian pharmaceutical company (0.6% of net assets), generated a relatively strong return. The fund benefited from a decision to limit exposure in the smaller markets of Greece, Ireland and Portugal, which did poorly. Fast Retailing (0.5% of net assets) in Japan is among the individual companies that made relatively strong contributions to performance. Fast Retailing's low priced but fashionable clothing was popular as consumers became more cost conscious.

■  Governments around the world are seeking solutions to the global economic problems. Many have reduced interest rates, developed stimulus packages designed to boost economic growth and taken steps to solve the credit problems plaguing some of the biggest financial institutions. These policies will take time to work, and the economic news may be negative for a while. On a more positive note, financial markets are forward-looking, and they often turn up before the economy recovers. With this in mind, we are focused on companies that we believe will preserve their margins and profitability in a slow-growth environment and that have strong balance sheets with little or no debt.

Portfolio Management

Fred Copper is the lead manager and has managed or co-managed the fund since October 2005 and has been with the advisor or its predecessors or affiliate organizations since 2005.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada. The MSCI All Country (AC) World ex U.S. Index is an index of global stock market performance that includes developed and emerging markets but excludes the US Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–46.96%

Class A shares (without sales charge)

–44.58%

MSCI EAFE Index

–45.36%

MSCI All Country World ex U.S. Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia International Stock Fund

Jasmine (Weili) Huang has co-managed the fund since May 2006 and has been with the advisor or its predecessors or affiliate organizations since 2003.

Timothy R. Anderson has co-managed the fund since May 2006 and has been with the advisor since 2006.

Paul J. DiGiacomo has co-managed the fund since May 2006 and has been with the advisor since 2006.

Daisuke Nomoto has co-managed the fund since May 2006 and has been with the advisor or its predecessors or affiliate organizations since 2005.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involves special risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory level of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia International Stock Fund

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	8,221	7,747
Class B	7,817	7,817
Class C	7,852	7,852
Class Z	8,419	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia International Stock Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		10/01/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–46.96	–50.01	–47.21	–49.72	–47.18	–47.68	–46.88
1-year	–52.54	–55.27	–52.91	–55.16	–52.90	–53.35	–52.40
5-year	–6.26	–7.36	–6.94	–7.21	–6.91	–6.91	–5.97
10-year	–1.94	–2.52	–2.43	–2.43	–2.39	–2.39	–1.71

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–32.62	–36.49	–32.87	–36.06	–32.87	–33.51	–32.49
1-year	–49.29	–52.21	–49.71	–52.10	–49.67	–50.15	–49.14
5-year	–5.13	–6.24	–5.82	–6.10	–5.80	–5.80	–4.84
10-year	–1.51	–2.09	–2.00	–2.00	–1.97	–1.97	–1.27

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares in the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-l) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-l) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on October 1, 1992.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.37
Class B	2.12
Class C	2.12
Class Z	1.12

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	7.09
Class B	6.84
Class C	6.88
Class Z	7.17

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.42
Class B	0.42
Class C	0.42
Class Z	0.42

Understanding Your Expenses – Columbia International Stock Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	530.39	1,017.80	5.35	7.05	1.41
Class B	1,000.00	1,000.00	527.91	1,014.08	8.18	10.79	2.16
Class C	1,000.00	1,000.00	528.21	1,014.08	8.18	10.79	2.16
Class Z	1,000.00	1,000.00	531.19	1,019.04	4.40	5.81	1.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Mid Cap Growth Fund

Summary

■  For the six-month period that ended February 28, 2009, the fund's Class A shares returned negative 44.41% without sales charge. The fund's benchmarks, the Russell Midcap Growth Index1 and the Russell Midcap Index1 returned negative 45.70% and negative 46.79%, respectively, for the same period. The average return of the fund's peer group, the Lipper Mid-Cap Growth Funds Classification, was negative 44.60%.2 Stocks across all sectors were hit hard. As the global economy slowed, some major financial firms crumbled and credit markets tightened. In this environment, there was no place to hide. However, we maintained our long-term focus on mid-sized companies with improving profit margins and returns on invested capital, as well as strong management teams and balance sheets. This allowed us to stem losses somewhat better than both benchmarks and the average competing fund.

■  Stock selection in industrials and health care hurt returns versus the Russell Midcap Growth Index. Industrials, which were 17% of assets, fell more than 50% during the period, as the global economic slowdown reduced capital spending. Detractors included McDermott International, Inc., an energy infrastructure company. It suffered from cost overruns and slower demand resulting from a sharp drop in oil and gas prices. We cut our losses and sold the position. In health care, contract research organizations (CROs), such as Charles River Laboratories International, Inc. (0.8% of net assets), a company that conducts clinical research for pharmaceutical and biotechnology companies, declined as investors worried that economic weakness would dim business prospects.

■  Although consumer discretionary and energy stocks generated losses for the period, the fund's return from these sectors was not as low as those in the Russell Midcap Growth Index. In consumer discretionary, we focused on companies that were not as sensitive to the current economic slowdown, including low-cost retailers and for-profit education companies. Apollo Group, Inc. (1.1% of net assets), a for-profit education firm, rallied as unemployed workers returned to the classroom. Within energy, companies with strong production growth, such as natural gas producer Southwestern Energy Co. (1.1% of net assets), held up better than the sector average. Stock selection in the utilities and technology sectors was also modestly helpful in stemming losses.

■  We expect recent monetary and fiscal stimulus measures to aid the economy once the credit markets thaw and banks start lending more. Since stock prices tend to move up ahead of a recovery, we have begun selectively adding more economically sensitive names. We remain hopeful that mid-cap stocks will offer greater stability than

1The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–44.41%

Class A shares (without sales charge)

–45.70%

Russell Midcap Growth Index

–46.79%

Russell Midcap Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Mid Cap Growth Fund

smaller-cap stocks if volatility continues and more return potential than large caps when the market rebounds.

Portfolio Management

Wayne M. Collette has co-managed the fund since February 2006 and has been with the advisor or its predecessors or affiliate organizations since 2001.

George J. Myers has co-managed the fund since February 2006 and has been with the advisor or its predecessors or affiliate organizations since 2004.

Lawrence W. Lin has co-managed the fund since October 2007 and has been with the fund or its predecessors or affiliate organizations since 2006.

Brian D. Neigut has co-managed the fund since October 2007 and has been with the advisor or its predecessors or affiliate organizations since 2007.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Performance Information – Columbia Mid Cap Growth Fund

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	11,159	10,515
Class B	10,641	10,641
Class C	10,662	10,662
Class R	11,072	n/a
Class T	11,154	10,511
Class Z	11,383	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		R	T		Z
Inception	11/01/02		11/01/02		10/13/03		01/23/06	11/01/02		11/20/85
Sales charge	without	with	without	with	without	with	without	without	with	without
6-month (cumulative)	–44.41	–47.60	–44.63	–47.29	–44.64	–45.17	–44.48	–44.43	–47.62	–44.32
1-year	–43.71	–46.94	–44.15	–46.84	–44.17	–44.70	–43.85	–43.76	–47.01	–43.57
5-year	–3.87	–5.00	–4.60	–4.90	–4.59	–4.59	–4.02	–3.93	–5.06	–3.63
10-year	1.10	0.50	0.62	0.62	0.64	0.64	1.02	1.10	0.50	1.30

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		R	T		Z
Sales charge	without	with	without	with	without	with	without	without	with	without
6-month (cumulative)	–28.95	–33.02	–29.27	–32.67	–29.24	–29.92	–29.09	–28.99	–33.09	–28.89
1-year	–37.96	–41.52	–38.46	–41.42	–38.44	–39.03	–38.16	–38.01	–41.57	–37.83
5-year	–2.10	–3.26	–2.85	–3.15	–2.84	–2.84	–2.27	–2.16	–3.31	–1.87
10-year	1.64	1.04	1.15	1.15	1.17	1.17	1.55	1.64	1.04	1.84

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and T shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, and Class T share performance information includes returns of the fund's Class Z shares (the oldest existing share class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund.

Class A, Class B, Class C, Class R and Class T are newer classes of shares. Class A, Class B and Class T share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. Class R share performance information includes returns of Class A shares for the period from November 1,2002 through January 22, 2006, and the returns of Class Z share for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-l) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods during which Class Z share returns are included would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-l) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, Class R shares were initially offered on January 23, 2006, Class T shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.18
Class B	1.93
Class C	1.93
Class R	1.43
Class T	1.23
Class Z	0.93

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	12.59
Class B	11.92
Class C	11.95
Class R	12.49
Class T	12.59
Class Z	12.86

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.49
Class B	0.49
Class C	0.49
Class R	0.49
Class T	0.49
Class Z	0.49

Understanding Your Expenses – Columbia Mid Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	555.88	1,018.40	4.98	6.46	1.29
Class B	1,000.00	1,000.00	553.70	1,014.68	7.86	10.19	2.04
Class C	1,000.00	1,000.00	553.60	1,014.68	7.86	10.19	2.04
Class R	1,000.00	1,000.00	555.19	1,017.16	5.94	7.70	1.54
Class T	1,000.00	1,000.00	555.68	1,018.15	5.17	6.71	1.34
Class Z	1,000.00	1,000.00	556.82	1,019.64	4.01	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Small Cap Growth Fund I

Summary

■  For the six-month period that ended February 28, 2009, Columbia Small Cap Growth Fund I Class A shares returned negative 44.57% without sales charge. The fund's benchmarks, the Russell 2000 Growth Index and the Russell 2000 Index, returned negative 46.70% and negative 46.91%, respectively, for the same period.1 The average return of the fund's peer group, the Lipper Small-Cap Growth Funds Classification, was negative 44.95%.2 The stock market posted sharp losses across all sectors, as the economy slowed, unemployment rose and credit remained tight. The fund remained focused on companies with improving returns on invested capital, improving profit margins and strong balance sheets. While it could not escape the downturn, the fund held up somewhat better than its benchmarks and average competing funds.

■  Stock selection in the materials, financials and health care sectors hampered relative returns. Within materials, agricultural companies, including Intrepid Potash, Inc. (1.9% of net assets), declined sharply as the global economy weakened and demand slowed. Financials were hit hard by the stock market decline and problems related to the subprime mortgage crisis. Shares of Waddell & Reed Financial, Inc. (0.8% of net assets), an asset management company in the Midwest, lost ground as assets under management fell in a declining market, hurting revenues. In health care, which represents over 27% of the Russell 2000 Growth Index, contract research organizations, such as ICON PLC (2.0% of net assets) in Ireland, hindered performance amid concerns that pharmaceutical and biotechnology firms would cut back on spending for clinical research. Technology stocks, 21% of assets, also fell sharply as corporations cut back on spending. Among the weakest performers was Vocus, Inc. (0.9% of net assets), which provides online public relations software.

■  The fund stemmed some losses in the energy and consumer discretionary sectors. The standout in energy was CNX Gas Corp., a natural gas company with assets in the Appalachian and Illinois basins. It rose 78%, fueled by strong production growth, rising earnings and the company's solid balance sheet. We locked in profits and sold the position. In the consumer discretionary sector, for-profit education companies aided returns, as unemployed workers returned to the classroom. Elsewhere, HEICO Corp. (0.6% of net assets), which supplies aerospace and automotive products, benefited from record sales and operating income.

■  Looking ahead, we believe that recent monetary and fiscal stimulus efforts have the potential to help stimulate economic growth. A full recovery, however, is unlikely until the credit markets loosen up and banks increase lending. With the expectation of improvement, we plan to add gradually to more economically sensitive companies, focusing on small-cap companies that have the ability to self-finance.

1The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest of 3,000 largest US companies based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–44.57%

Class A shares (without sales charge)

–46.70%

Russell 2000 Growth Index

–46.91%

Russell 2000 Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund's investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Small Cap Growth Fund I

Portfolio Management

Wayne M. Collette has co-managed the fund since February 2006 and has been with the advisor or its predecessors or affiliate organizations since 2001.

George J. Myers has co-managed the fund since February 2006 and has been with the advisor or its predecessors or affiliate organizations since 2004.

Lawrence W. Lin has co-managed the fund since October 2007 and has been with the advisor since 2006.

Brian D. Neigut has co-managed the fund since October 2007 and has been with the advisor since 2007.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Performance Information – Columbia Small Cap Growth Fund I

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	15,245	14,366
Class B	14,889	14,889
Class C	14,889	14,889
Class Z	15,378	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund I during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/05		11/01/05		11/01/05		10/01/96
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–44.57	–47.76	–44.76	–47.52	–44.72	–45.27	–44.48
1-year	–41.10	–44.49	–41.52	–44.44	–41.47	–42.06	–40.91
5-year	–3.44	–4.57	–3.89	–4.18	–3.89	–3.89	–3.27
10-year	4.31	3.69	4.06	4.06	4.06	4.06	4.40

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–32.40	–36.38	–32.64	–36.01	–32.58	–33.25	–32.28
1-year	–36.67	–40.31	–37.13	–40.27	–37.08	–37.71	–36.49
5-year	–1.96	–3.11	–2.43	–2.72	–2.43	–2.43	–1.78
10-year	4.80	4.19	4.55	4.55	4.55	4.55	4.90

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A, Class B and Class C share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-l) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-l) fees. Class A, Class B and Class C shares were initially offered on November 1, 2005, and Class Z shares were initially offered on October 1, 1996.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.38
Class B	2.13
Class C	2.13
Class Z	1.13

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	15.42
Class B	15.13
Class C	15.13
Class Z	15.54

Understanding Your Expenses – Columbia Small Cap Growth Fund I

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	554.29	1,017.90	5.36	6.95	1.39
Class B	1,000.00	1,000.00	552.41	1,014.18	8.24	10.69	2.14
Class C	1,000.00	1,000.00	552.81	1,014.18	8.24	10.69	2.14
Class Z	1,000.00	1,000.00	554.79	1,019.14	4.39	5.71	1.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Technology Fund

Summary

■  For the six-month period that ended February 28, 2009, the fund's Class A shares returned negative 43.31% without sales charge. In a difficult environment, the fund held up slightly better than its benchmark, the Merrill Lynch 100 Technology Index, which returned negative 44.71% for the same period.1 However, the fund's return was below the average for its peer group, the Lipper Science & Technology Funds Classification, which returned negative 39.86%.2 Stock selection in information technology services, electronic equipment and telecom helped the fund's returns relative to its benchmark.

■  Positive absolute returns from two holdings in the information technology area helped stem the fund's losses. Business software providers Sybase, Inc. and BMC Software, Inc. (1.8% and 1.8% of net assets, respectively) reported good results in 2008, driving positive returns during the period. Shares of telephone switching service provider Neutral Tandem, Inc., which benefited from increased voice traffic, and Chinese Internet search engine Baidu, Inc. (0.8% and 1.2% of net assets, respectively) experienced relatively modest losses of about 2.5%.

■  Key detractors during the period included names in the economically sensitive semiconductor area, notably wafer maker MEMC Electronic Materials, Inc. and networking semiconductor producer Broadcom Corp. (0.6% and 1.0% of net assets, respectively), which were hurt by a decline in demand. Increased competition in the smart phone market segment hurt Blackberry-maker Research in Motion Ltd. (0.7% of net assets).

■  In light of a weak economic environment and reduced technology spending by businesses and consumers, the fund has increased its exposure to subscription-based software providers, which tend to have more reliable revenue streams than companies that produce software that is generally a one-time purchase. While the fund remains underweight relative to the index in the semiconductor sector, we believe that the stage is set for positive earnings surprises among some of the strongest contenders in the industry and we continue to look for potential opportunities there. Overall, we remain cautious yet we feel that we are poised to benefit when the downturn in technology spending reverses.

1The Merrill Lynch 100 Technology Index is an equally-weighted index of 100 leading technology stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–43.31%

Class A shares (without sales charge)

–44.71%

Merrill Lynch 100 Technology Index

Fund Profile (continued) – Columbia Technology Fund

Portfolio Management

Wayne M. Collette has managed the fund since June 2002 and has been with the advisor or its predecessors or affiliate organizations since 2001.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The share price of a fund that invests primarily in one sector will likely be subject to more volatility than a fund that invests across many sectors. Technology stocks may be more volatile than stocks in other sectors. The fund should be considered part of an overall investment program, and not a complete investment program.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Technology Fund

Performance of a $10,000 investment 11/09/00 – 02/28/09 ($)

Sales charge	without	with
Class A	6,130	5,778
Class B	5,833	5,833
Class C	5,843	5,843
Class Z	6,239	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Technology Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		11/09/00
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–43.31	–46.56	–43.56	–46.38	–43.57	–44.13	–43.31
1-year	–43.20	–46.45	–43.62	–46.44	–43.63	–44.19	–43.08
5-year	–3.57	–4.71	–4.32	–4.67	–4.28	–4.28	–3.34
Life	–5.72	–6.39	–6.28	–6.28	–6.27	–6.27	–5.52

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–26.14	–30.35	–26.44	–30.11	–26.50	–27.23	–26.12
1-year	–36.95	–40.58	–37.46	–40.59	–37.49	–38.11	–36.86
5-year	–1.76	–2.91	–2.52	–2.88	–2.52	–2.52	–1.54
Life	–4.72	–5.39	–5.29	–5.29	–5.27	–5.27	–4.52

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-l) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-l) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on November 9, 2000.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.37
Class B	2.12
Class C	2.12
Class Z	1.12

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	5.51
Class B	5.30
Class C	5.31
Class Z	5.59

Understanding Your Expenses – Columbia Technology Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	566.89	1,017.50	5.71	7.35	1.47
Class B	1,000.00	1,000.00	564.41	1,013.79	8.61	11.08	2.22
Class C	1,000.00	1,000.00	564.31	1,013.79	8.61	11.08	2.22
Class Z	1,000.00	1,000.00	566.89	1,018.74	4.74	6.11	1.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Balanced Fund

Summary

■  For the six-month period that ended February 28, 2009, fund's Class A shares returned negative 26.62% without sales charge. The S&P 500 Index returned negative 41.82% and the Barclays Capital U.S. Aggregate Bond Index1 (formerly Lehman Brothers U.S. Aggregate Bond Index) returned 1.88%. It was higher than the negative 31.73% average return of the Lipper Mixed-Asset Target Allocation Growth Funds Classification.2 The fund's slight underweight in equities helped its performance relative to its peer group.

■  Although the fund is managed as a balanced fund, its performance during the period was driven by a sharp decline in the S&P 500. The housing and employment markets took turns for the worse in the latter half of 2008, and stocks plummeted to levels not seen in more than a decade. The fund was able to preserve some capital by modestly underweighting equities. Its conservative stock selection avoided some of the biggest losers in the financial and information technology sectors. However, overall results were nonetheless disappointing.

■  The fixed-income portion of the fund slightly underperformed its benchmark index. Treasuries outperformed every other asset class during the past six months, and the fund's performance was hampered because it had less exposure to Treasuries than its fixed-income index. Positions in commercial mortgage-backed securities and certain classes of asset-backed securities were also detrimental to performance. However, the fund's investments in high-quality mortgage-backed paper and collateralized mortgage obligations outpaced the index, and our weighting decisions on corporate bonds proved helpful as economic growth contracted.

■  Now that market valuations have changed significantly, the fund is actively reexamining its investment options. At year-end, we made some purchases of high quality stocks that we felt were the victims of market sentiment rather than internal weakness. We have extended that effort to include rebound opportunities in some of the most beaten-down sectors, including financials, energy and consumer cyclicals. Within the fixed-income universe, we believe that some securitized sectors have become overly discounted in light of the quality of their underlying collateral, and we believe we have positioned the fund to benefit long-term from the yield advantage many of these sectors now possess versus comparable Treasury securities.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large capitalization US stocks.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–26.62%

Class A shares (without sales charge)

–41.82%

S&P 500 Index

+1.88%

Barclays Capital U.S. Aggregate Bond Index

Fund Profile (continued) – Columbia Balanced Fund

Portfolio Management

Columbia Balanced Fund is managed by a manager from Columbia's large cap core team:

Guy W. Pope

and by managers from Columbia's bond team:

Leonard A. Aplet  Ron B. Stahl  Kevin L. Cronk

Guy W. Pope has co-managed the fund since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1993.

Leonard A. Aplet has co-managed the fund since October 1991 and has been with the advisor or its predecessors or affiliate organizations since 1987.

Ron B. Stahl has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1998.

Kevin L. Cronk has co-managed the fund since November 2006 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Performance Information – Columbia Balanced Fund

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	10,210	9,623
Class B	9,734	9,734
Class C	9,740	9,740
Class Z	10,403	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Balanced Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		10/01/91
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–26.62	–30.85	–26.91	–30.53	–26.87	–27.60	–26.53
1-year	–26.80	–31.02	–27.38	–30.94	–27.34	–28.05	–26.62
5-year	–1.53	–2.70	–2.28	–2.65	–2.27	–2.27	–1.29
10-year	0.21	–0.38	–0.27	–0.27	–0.26	–0.26	0.40

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–17.30	–22.05	–17.67	–21.74	–17.62	–18.44	–17.22
1-year	–23.01	–27.43	–23.63	–27.37	–23.59	–24.34	–22.84
5-year	–0.32	–1.49	–1.08	–1.45	–1.07	–1.07	–0.08
10-year	0.42	–0.17	–0.07	–0.07	–0.06	–0.06	0.61

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares in the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on October 1, 1991.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.00
Class B	1.75
Class C	1.75
Class Z	0.75

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	17.38
Class B	17.35
Class C	17.36
Class Z	17.37

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.29
Class B	0.21
Class C	0.21
Class Z	0.32

Understanding Your Expenses – Columbia Balanced Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000, For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	733.81	1,019.54	4.56	5.31	1.06
Class B	1,000.00	1,000.00	730.88	1,015.82	7.77	9.05	1.81
Class C	1,000.00	1,000.00	731.28	1,015.82	7.77	9.05	1.81
Class Z	1,000.00	1,000.00	734.70	1,020.78	3.48	4.06	0.81

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Oregon Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended February 28, 2009, the fund's Class A shares returned 1.04% without sales charge. The fund's benchmarks, the Barclays Capital 3-15 Year Blend Municipal Bond Index and the Barclays Capital General Obligation Bond Index (formerly Lehman Brothers General Obligation Bond Index), returned 2.56% and 2.01%, respectively.1 The average return of the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification, was 1.25%.2 The fund's greater exposure to single A and lower rated bonds impeded results compared to its benchmarks.

■  Muncipal markets were highly volatile amid an ongoing credit crisis. Yields on 10-year, AAA-rated issues rose a full percentage point, then retraced that move as conditions stabilized, all in about 60 days. Following the market-rattling collapse of Lehman Brothers in the fall of 2008, investors sought safer haven in U.S. Treasuries, selling municipals and other securities. That demand pushed Treasury prices higher while falling municipal prices resulted in tax-free yields that were well above the taxable yields on Treasuries—a historical anomaly. Higher Quality municipals do not typically yield more than Treasury issues.

■  In this environment, pre-refunded bonds, which are typically backed by U.S. government issues, performed well. They accounted for approximately 25% of the fund's assets. Local general obligation issues, approximately 24% of the portfolio, also aided performance as did bonds maturing in four to eight years. The market's focus on quality caused the yield difference between AAA- and AA-rated and lower rated bonds to widen, aiding the fund's higher rated bonds but putting downward pressure on holdings rated BBB or lower and unrated issues. The fund's greater exposure to single A and lower rated bonds impeded results compared to its benchmarks. Falling endowment values undermined confidence in hospital and college bonds; we used these declines to add opportunistically to hospital holdings.

■  We have reduced exposure to bonds with very short maturities, an underperforming segment, redirecting those assets to intermediate-term issues where opportunities appear stronger. We also plan to take tax losses on bonds whose yields lag current levels, using those losses to offset gains elsewhere. The municipal market is currently enjoying strong demand as yields still compare favorably with Treasuries. Quality remains high, with over 70% of fund assets committed to AAA or AA issues. We

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. The Barclays Capital General Obligation Bond Index represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

+1.04%

Class A shares (without sales charge)

+2.56%

Barclays Capital 3-15 Year Blend Municipal Bond Index

+2.01%

Barclays Capital General Obligation Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Oregon Intermediate Municipal Bond Fund

continue to monitor lower-rated and non-rated holdings closely, and look for opportunities to increase yield where risk appears commensurate with added return.

Portfolio Management

Brian McGreevy has managed the fund since December 2003 and has been with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the AMT. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks, due to limited geographical diversification.

Performance Information – Columbia Oregon Intermediate Municipal Bond Fund

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	14,915	14,206
Class B	14,228	14,228
Class C	14,495	14,495
Class Z	15,185	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Oregon Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The performance of $10,000 with sales charge for Class A is calculated with an initial sales charge of 4.75%.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		07/02/84
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.04	–2.28	0.67	–2.31	0.84	–0.15	1.17
1-year	5.25	1.81	4.48	1.48	4.84	3.84	5.53
5-year	2.70	1.71	1.94	1.94	2.30	2.30	2.96
10-year	4.08	3.57	3.59	3.59	3.78	3.78	4.27

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	4.67	1.28	4.28	1.28	4.46	3.46	4.80
1-year	3.24	–0.09	2.48	–0.50	2.83	1.84	3.50
5-year	2.90	1.91	2.14	2.14	2.49	2.49	3.16
10-year	4.10	3.59	3.60	3.60	3.80	3.80	4.29

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

The 5 & 10-year Class A average annual returns with sales charge as of 02/28/09 and 03/31/09 include the previous sales charge of 4.75%. The Class A 6-month cumulative return and the 1-year annual returns with sales charge as of 02/28/09 and 03/31/09 include the new sales charge of 3.25%. This change was effective beginning August 22, 2005.

Performance results reflect any fee waivers or expense reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on July 2, 1984.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.87
Class B	1.62
Class C	1.62
Class Z	0.62

Annual operating expense ratio

after contractual waivers (%)*

Class A	0.75
Class B	1.50
Class C	1.50
Class Z	0.50

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. The contractual waiver expires 12/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	11.96
Class B	11.96
Class C	11.96
Class Z	11.96

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.23
Class B	0.19
Class C	0.21
Class Z	0.24

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Oregon Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.41	1,021.08	3.74	3.76	0.75
Class B	1,000.00	1,000.00	1,006.69	1,017.36	7.46	7.50	1.50
Class C	1,000.00	1,000.00	1,008.38	1,019.09	5.73	5.76	1.15
Class Z	1,000.00	1,000.00	1,011.70	1,022.32	2.49	2.51	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Conservative High Yield Fund

Summary

■  For the six-month period that ended February 28, 2009, the fund's Class A shares returned negative 14.05% without sales charge. The fund's benchmark, JPMorgan Developed BB High Yield Index, returned negative 11.73%.1 The average return of funds in its peer group, the Lipper High Current Yield Funds Classification, was negative 22.23%.2 In a difficult environment, the fund held up significantly better than the average fund in its peer group. As a general rule, performance over the past six months was primarily a function of credit quality. The fund's overall credit quality was, on average, lower than the BB level of the JPMorgan index, but we believe that the fund was more conservatively oriented than its peer group, which accounted for its ability to stem losses better than its average competitor.

■  The high-yield market faced a very difficult environment as the economy slid into recession. Investors shied away from corporate bonds, in general, and the high-yield sector, in particular, as the illiquidity of the fixed-income markets deepened the risk-averse mindset. Against this backdrop, the fund made a concentrated effort to shed investments in companies with weak operating prospects and replace them with holdings that had the potential to improve the portfolio's credit profile. The fund's holdings in the utility and energy sectors were helpful to relative performance, with Echostar DBS Corp. and Amerigas Partners LP (2.0% and 1.0% of net assets, respectively) posting especially strong showings. Poor performers included asset manager Nuveen Investments, Inc. and Huntsman International LLC (0.5% of net assets). Nuveen's performance suffered in line with other financial companies and was sold. Huntsman's bonds lost value when a competitor's planned takeover of the company fell through.

■  With the economy mired in recession, we would not be surprised to see an increase in the corporate default rate. This would represent a significant challenge to the high-yield marketplace. With that in mind, we plan to continue to emphasize conservative, higher quality issues, a stance that we believe should continue to be in the best interests of our shareholders. Our view is that companies that generate solid free cash flow are best positioned to endure near-term economic weakness. In addition, we believe they offer upside potential when conditions improve.

1The JPMorgan Developed BB High Yield Index is designed to mirror the investable universe of the US dollar developed, BB-rated high yield corporate debt market. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–14.05%

Class A shares (without sale charge)

–11.73%

JPMorgan Developed BB High Yield Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long ). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Conservative High Yield Fund

Portfolio Management

Kevin L. Cronk has managed or co-managed the fund since September 2005 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

The term "conservative" in the Columbia Conservative High Yield Fund's name, and as used in the discussion above, is intended to describe the fund's credit approach relative to other high yield funds; the fund invests primarily in bonds rated Ba or B by Moody's Investors Service, Inc. or BB or B by Standard & Poor's. These lower rated bonds, commonly referred to as "junk" bonds, are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. Also changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

Performance Information – Columbia Conservative High Yield Fund

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	12,808	12,198
Class B	12,202	12,202
Class C	12,292	12,292
Class Z	13,018	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Conservative High Yield Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		10/01/93
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–14.05	–18.14	–14.37	–18.50	–14.31	–15.14	–13.94
1-year	–13.49	–17.61	–14.14	–18.16	–14.01	–14.82	–13.27
5-year	–0.17	–1.15	–0.91	–1.21	–0.76	–0.76	0.07
10-year	2.51	2.01	2.01	2.01	2.09	2.09	2.67

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–9.20	–13.54	–9.53	–13.89	–9.47	–10.34	–9.08
1-year	–13.38	–17.53	–14.03	–18.05	–13.90	–14.71	–13.16
5-year	–0.35	–1.31	–1.08	–1.38	–0.93	–0.93	–0.10
10-year	2.38	1.89	1.88	1.88	1.96	1.96	2.55

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on October 1, 1993.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.08
Class B	1.83
Class C	1.83
Class Z	0.83

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	6.28
Class B	6.28
Class C	6.28
Class Z	6.28

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.26
Class B	0.23
Class C	0.24
Class Z	0.26

Understanding Your Expenses – Columbia Conservative High Yield Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	859.51	1,019.14	5.26	5.71	1.14
Class B	1,000.00	1,000.00	856.29	1,015.42	8.70	9.44	1.89
Class C	1,000.00	1,000.00	856.89	1,016.17	8.01	8.70	1.74
Class Z	1,000.00	1,000.00	860.61	1,020.38	4.11	4.46	0.89

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of Class C expenses, the Class C account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia International Stock Fund

February 28, 2009 (Unaudited)

Common Stocks – 95.9%
	Shares	Value ($)
Consumer Discretionary – 10.0%
Auto Components – 0.9%
Denso Corp.	174,700	3,361,715
Auto Components Total		3,361,715
Automobiles – 1.6%
Dongfeng Motor Group Co., Ltd., Class H	4,836,000	1,795,903
Honda Motor Co., Ltd.	89,200	2,184,415
Toyota Motor Corp.	64,000	2,085,353
Automobiles Total		6,065,671
Diversified Consumer Services – 1.1%
Benesse Corp.	102,500	4,106,512
Diversified Consumer Services Total		4,106,512
Hotels, Restaurants & Leisure – 1.9%
OPAP SA	156,977	4,051,795
Paddy Power PLC	226,420	3,157,484
Hotels, Restaurants & Leisure Total		7,209,279
Media – 1.5%
Vivendi	235,477	5,661,545
Media Total		5,661,545
Specialty Retail – 2.1%
Fast Retailing Co., Ltd.	18,500	1,886,111
Game Group PLC	1,857,027	3,888,086
Point, Inc.	51,350	2,120,401
Specialty Retail Total		7,894,598
Textiles, Apparel & Luxury Goods – 0.9%
Polo Ralph Lauren Corp.	91,267	3,145,973
Textiles, Apparel & Luxury Goods Total		3,145,973
Consumer Discretionary Total		37,445,293
Consumer Staples – 10.7%
Beverages – 0.8%
Fomento Economico Mexicano SAB de CV, ADR	131,077	3,020,014
Beverages Total		3,020,014
Food & Staples Retailing – 3.9%
George Weston Ltd.	37,828	1,798,629
Koninklijke Ahold NV	445,666	5,005,839
Seven & I Holdings Co., Ltd.	232,700	5,233,634
Wal-Mart Stores, Inc.	48,384	2,382,428
Food & Staples Retailing Total		14,420,530

	Shares	Value ($)
Food Products – 4.0%
China Milk Products Group Ltd.	6,464,000	1,399,089
Kerry Group PLC, Class A	173,531	3,695,898
Nestle SA, Registered Shares	180,904	5,928,845
Toyo Suisan Kaisha Ltd.	166,000	3,963,113
Food Products Total		14,986,945
Household Products – 1.0%
Unicharm Corp.	55,700	3,641,232
Household Products Total		3,641,232
Tobacco – 1.0%
Japan Tobacco, Inc.	1,612	3,881,551
Tobacco Total		3,881,551
Consumer Staples Total		39,950,272
Energy – 8.9%
Energy Equipment & Services – 0.7%
Noble Corp.	104,437	2,568,106
Energy Equipment & Services Total		2,568,106
Oil, Gas & Consumable Fuels – 8.2%
BG Group PLC	304,516	4,381,249
BP PLC	446,248	2,863,640
BP PLC, ADR	105,224	4,036,393
Centennial Coal Co., Ltd.	876,904	981,288
CNOOC Ltd.	2,827,300	2,479,048
Royal Dutch Shell PLC, Class B	213,329	4,532,164
StatoilHydro ASA	67,800	1,138,328
Total SA	169,593	8,058,258
Yanzhou Coal Mining Co., Ltd., Class H	3,894,000	2,249,459
Oil, Gas & Consumable Fuels Total		30,719,827
Energy Total		33,287,933
Financials – 18.9%
Capital Markets – 0.9%
Credit Suisse Group AG, Registered Shares	80,528	1,990,742
Intermediate Capital Group PLC	169,536	632,860
Macquarie Group Ltd.	81,028	879,791
Capital Markets Total		3,503,393
Commercial Banks – 10.2%
Australia & New Zealand Banking Group Ltd.	209,972	1,787,088
Banco Bilbao Vizcaya Argentaria SA	590,102	4,331,510

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Banco Santander SA	884,519	5,494,610
Bank of China Ltd., Class H	7,570,000	2,118,165
Barclays PLC	1,426,505	1,907,401
BNP Paribas	85,072	2,803,023
DBS Group Holdings Ltd.	644,000	3,262,129
HSBC Holdings PLC	562,067	3,952,869
Industrial & Commercial Bank of China, Class H	3,305,000	1,355,198
Standard Chartered PLC	288,870	2,745,948
Sumitomo Mitsui Financial Group, Inc.	150,300	4,881,920
Sumitomo Trust & Banking Co., Ltd.	314,000	1,064,952
Unibanco - Uniao de Bancos Brasileiros SA, ADR	24,973	1,306,837
United Overseas Bank Ltd.	186,900	1,206,352
Commercial Banks Total		38,218,002
Diversified Financial Services – 0.7%
ING Groep NV	530,852	2,467,173
Diversified Financial Services Total		2,467,173
Insurance – 4.9%
Aviva PLC	448,149	1,854,138
Axis Capital Holdings Ltd.	97,960	2,192,345
Baloise Holding AG, Registered Shares	76,837	4,377,643
Brit Insurance Holdings PLC	1,430,644	3,891,410
Lancashire Holdings Ltd. (a)	289,924	1,997,453
Zurich Financial Services AG, Registered Shares	27,726	3,953,239
Insurance Total		18,266,228
Real Estate Management & Development – 2.2%
Hongkong Land Holdings Ltd.	1,592,000	3,311,360
Leopalace21 Corp.	288,000	1,628,936
Swire Pacific Ltd., Class A	527,300	3,277,246
Real Estate Management & Development Total		8,217,542
Financials Total		70,672,338
Health Care – 9.4%
Biotechnology – 0.5%
Amgen, Inc. (a)	38,040	1,861,297
Biotechnology Total		1,861,297
Health Care Equipment & Supplies – 0.5%
Terumo Corp.	56,700	1,760,346
Health Care Equipment & Supplies Total		1,760,346

	Shares	Value ($)
Pharmaceuticals – 8.4%
Astellas Pharma, Inc.	115,900	3,907,075
AstraZeneca PLC, ADR	148,939	4,704,983
Biovail Corp.	200,656	2,116,921
Daiichi Sankyo Co., Ltd.	154,900	2,525,190
Novartis AG, Registered Shares	43,538	1,588,410
Roche Holding AG, Genusschein Shares	58,610	6,663,359
Sanofi-Aventis SA	110,383	5,725,566
Santen Pharmaceutical Co., Ltd.	71,200	1,969,773
Takeda Pharmaceutical Co., Ltd.	57,700	2,358,963
Pharmaceuticals Total		31,560,240
Health Care Total		35,181,883
Industrials – 11.3%
Aerospace & Defense – 2.3%
BAE Systems PLC	1,077,697	5,731,618
MTU Aero Engines Holding AG	109,345	2,843,140
Aerospace & Defense Total		8,574,758
Airlines – 0.5%
Deutsche Lufthansa AG, Registered Shares	166,566	1,837,127
Airlines Total		1,837,127
Construction & Engineering – 1.6%
Outotec Oyj	202,912	3,043,169
Toyo Engineering Corp.	1,083,000	2,996,158
Construction & Engineering Total		6,039,327
Electrical Equipment – 3.1%
ABB Ltd., Registered Shares (a)	314,164	3,837,589
Gamesa Corp., Tecnologica SA	160,609	2,152,180
Harbin Power Equipment Co., Ltd., Class H	2,538,000	1,492,316
Schneider Electric SA	64,512	3,909,327
Electrical Equipment Total		11,391,412
Industrial Conglomerates – 1.9%
DCC PLC	138,960	1,893,791
Keppel Corp. Ltd.	983,000	2,775,455
Siemens AG, Registered Shares	49,690	2,540,568
Industrial Conglomerates Total		7,209,814
Machinery – 1.4%
Demag Cranes AG	142,015	2,790,613
Nabtesco Corp.	408,000	2,533,408
Machinery Total		5,324,021

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Professional Services – 0.5%
Teleperformance	65,645	1,830,872
Professional Services Total		1,830,872
Industrials Total		42,207,331
Information Technology – 5.3%
Electronic Equipment, Instruments & Components – 0.8%
FUJIFILM Holdings Corp.	147,700	2,814,919
Electronic Equipment, Instruments & Components Total		2,814,919
Internet Software & Services – 0.8%
NetEase.com, Inc., ADR (a)	136,761	2,800,865
Internet Software & Services Total		2,800,865
Office Electronics – 1.2%
Canon, Inc.	172,800	4,497,280
Office Electronics Total		4,497,280
Semiconductors & Semiconductor Equipment – 1.4%
Marvell Technology Group Ltd. (a)(c)	351,988	2,643,430
United Microelectronics Corp., ADR	1,516,822	2,684,775
Semiconductors & Semiconductor Equipment Total		5,328,205
Software – 1.1%
Nintendo Co., Ltd.	14,300	4,174,466
Software Total		4,174,466
Information Technology Total		19,615,735
Materials – 7.6%
Chemicals – 2.6%
BASF SE	176,720	4,919,848
Clariant AG, Registered Shares (a)	389,859	1,466,324
Nifco, Inc.	184,800	1,702,292
Potash Corp. of Saskatchewan (c)	20,300	1,703,847
Chemicals Total		9,792,311
Construction Materials – 0.9%
Ciments Francais SA	47,777	3,334,340
Construction Materials Total		3,334,340
Metals & Mining – 4.1%
Anglo American PLC	161,700	2,317,212
BHP Billiton PLC	367,844	5,824,258
Salzgitter AG	41,730	2,615,006

	Shares	Value ($)
Tokyo Steel Manufacturing Co. Ltd.	152,400	1,519,393
Yamato Kogyo Co., Ltd.	150,500	3,122,727
Metals & Mining Total		15,398,596
Materials Total		28,525,247
Telecommunication Services – 7.0%
Diversified Telecommunication Services – 5.8%
BCE, Inc.	156,400	3,052,517
Bezeq Israeli Telecommunication Corp., Ltd.	2,998,374	4,600,878
France Telecom SA	166,906	3,768,509
Nippon Telegraph & Telephone Corp.	123,200	5,365,029
Telefonica O2 Czech Republic AS	218,157	3,702,002
Telekomunikacja Polska SA	265,196	1,284,225
Diversified Telecommunication Services Total		21,773,160
Wireless Telecommunication Services – 1.2%
NTT DoCoMo, Inc.	1,272	2,005,849
Vodafone Group PLC	1,364,303	2,445,327
Wireless Telecommunication Services Total		4,451,176
Telecommunication Services Total		26,224,336
Utilities – 6.8%
Electric Utilities – 4.0%
E.ON AG	243,004	6,287,675
Enel SPA	980,662	4,904,559
Iberdrola SA	540,340	3,562,084
Electric Utilities Total		14,754,318
Gas Utilities – 0.5%
Gas Natural SDG SA	95,885	1,739,498
Gas Utilities Total		1,739,498
Multi-Utilities – 2.3%
Centrica PLC	1,295,924	5,018,438
United Utilities Group PLC	512,271	3,721,839
Multi-Utilities Total		8,740,277
Utilities Total		25,234,093
Total Common Stocks (cost of $532,220,920)		358,344,461
Investment Companies – 2.7%
iShares MSCI Brazil Index Fund	34,018	1,166,137
iShares MSCI EAFE Index Fund	251,682	8,728,332
Total Investment Companies (cost of $13,874,858)		9,894,469

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2009 (Unaudited)

Preferred Stocks – 0.5%
	Shares	Value ($)
Utilities – 0.5%
Electric Utilities – 0.5%
Cia Energetica de Minas Gerais	135,500	1,883,990
Electric Utilities Total		1,883,990
Utilities Total		1,883,990
Total Preferred Stocks (cost of $3,354,337)		1,883,990
Rights – 0.0%
	Units
Financials – 0.0%
Diversified Financial Services – 0.0%
Fortis Expires 07/04/14 (a)(b)	234,651	—
Diversified Financial Services Total		—
Financials Total		—
Total Rights (cost of $—)		—
Short-Term Obligation – 0.4%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.190%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $1,697,518 (repurchase proceeds $1,662,026)	1,662,000	1,662,000
Total Short-Term Obligation (cost of $1,662,000)		1,662,000
Total Investments – 99.5% (cost of $551,112,115) (d)		371,784,920
Other Assets & Liabilities, Net – 0.5%		1,791,668
Net Assets – 100.0%		373,576,588

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Security pledged as collateral for written option contracts.

(d)  Cost for federal income tax purposes is $551,112,115.

At February 28, 2009, the Fund had the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Marvell Technology Group Ltd.	$10	691	03/21/09	$6,219	$3,455
Potash Corp. of Saskatchewan	105	203	03/21/09	21,721	22,330
Total written call options (proceeds $27,940)					$25,785

For the six months ended February 28, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2008	2,638	$153,683
Options written	11,143	441,664
Options terminated in closing purchase transactions	-	-
Options exercised	-	-
Options expired	(12,887)	(567,407)
Options outstanding at February 28, 2009	894	$27,940

The Fund was invested in the following countries at February 28, 2009:

Country	Value	% of Total Investments
Japan	$83,292,712	22.4
United Kingdom	66,447,286	17.9
France	35,091,439	9.4
Switzerland	29,806,152	8.0
United States*	29,661,408	7.9
Germany	23,833,977	6.4
Spain	17,279,881	4.7
China	11,811,907	3.2
Ireland	8,747,172	2.4
Canada	8,671,914	2.3
Singapore	8,643,024	2.3
Netherlands	7,473,012	2.0
Hong Kong	5,756,294	1.5
Italy	4,904,560	1.3
Israel	4,600,879	1.3
Greece	4,051,795	1.1
Czech Republic	3,702,002	1.0
Australia	3,648,167	1.0
Brazil	3,190,828	0.9
Finland	3,043,169	0.8
Mexico	3,020,014	0.8
Taiwan	2,684,775	0.7
Poland	1,284,225	0.4
Norway	1,138,328	0.3
	$371,784,920	100.0

* Includes short-term obligation and investment company.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding on February 28, 2009 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$17,983,073	$18,181,849	04/30/09	$(198,776)
AUD	1,612,069	1,641,581	04/30/09	(29,512)
CHF	1,553,403	1,550,170	04/30/09	3,233
DKK	3,201,619	3,225,702	04/30/09	(24,083)
EUR	15,197,534	15,311,308	04/30/09	(113,774)
GBP	12,025,658	12,292,343	04/30/09	(266,685)
JPY	10,772,416	11,718,284	04/30/09	(945,868)
NOK	770,098	793,060	04/30/09	(22,962)
SEK	5,222,083	5,639,605	04/30/09	(417,522)
SEK	766,393	822,943	04/30/09	(56,550)
SEK	747,852	785,691	04/30/09	(37,839)
				$(2,110,338)
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
CAD	$9,000,953	$9,314,244	04/30/09	$313,291
CHF	2,007,870	2,015,984	04/30/09	8,114
CZK	4,027,256	4,046,267	04/30/09	19,011
EUR	2,721,133	2,729,586	04/30/09	8,453
ILS	4,744,768	4,859,368	04/30/09	114,600
JPY	1,109,048	1,151,051	04/30/09	42,003
MXN	1,548,372	1,633,505	04/30/09	85,133
MXN	1,575,093	1,642,028	04/30/09	66,935
NOK	1,197,172	1,221,020	04/30/09	23,848
PLN	1,609,503	1,609,675	04/30/09	172
SGD	3,156,378	3,241,146	04/30/09	84,768
TWD	2,726,570	2,838,471	04/30/09	111,901
				$878,229

Acronym	Name
ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Mid Cap Growth Fund

February 28, 2009 (Unaudited)

Common Stocks – 96.5%
	Shares	Value ($)
Consumer Discretionary – 19.0%
Distributors – 0.7%
LKQ Corp. (a)	369,000	4,981,500
Distributors Total		4,981,500
Diversified Consumer Services – 4.6%
Apollo Group, Inc., Class A (a)	112,630	8,165,675
DeVry, Inc.	82,191	4,269,822
ITT Educational Services, Inc. (a)	111,494	12,654,569
New Oriental Education & Technology Group, ADR (a)	93,000	4,163,610
Strayer Education, Inc.	29,790	5,056,853
Diversified Consumer Services Total		34,310,529
Hotels, Restaurants & Leisure – 3.5%
Darden Restaurants, Inc.	320,920	8,709,769
Starbucks Corp. (a)	474,810	4,344,512
WMS Industries, Inc. (a)	217,840	3,949,439
Yum! Brands, Inc.	339,550	8,923,374
Hotels, Restaurants & Leisure Total		25,927,094
Household Durables – 0.4%
NVR, Inc. (a)	9,150	3,044,846
Household Durables Total		3,044,846
Media – 2.1%
DreamWorks Animation SKG, Inc., Class A (a)	335,340	6,468,708
Liberty Media Corp. – Entertainment, Class A (a)	341,780	5,919,630
McGraw-Hill Companies, Inc.	177,060	3,493,394
Media Total		15,881,732
Multiline Retail – 2.0%
Dollar Tree, Inc. (a)	241,300	9,367,266
Kohl's Corp. (a)	156,660	5,505,032
Multiline Retail Total		14,872,298
Specialty Retail – 5.7%
Advance Auto Parts, Inc.	123,140	4,710,105
Bed Bath & Beyond, Inc. (a)	221,960	4,727,748
Best Buy Co., Inc.	180,490	5,201,722
Gap, Inc.	367,520	3,965,541
Guess? Inc.	242,650	3,899,385
Limited Brands, Inc.	356,660	2,742,715
Ross Stores, Inc.	184,730	5,453,230
Sherwin-Williams Co.	122,340	5,621,523
TJX Companies, Inc.	272,560	6,069,911
Specialty Retail Total		42,391,880
Consumer Discretionary Total		141,409,879

	Shares	Value ($)
Consumer Staples – 3.2%
Food & Staples Retailing – 0.4%
Kroger Co.	132,130	2,731,127
Food & Staples Retailing Total		2,731,127
Food Products – 0.6%
Campbell Soup Co.	172,880	4,627,998
Food Products Total		4,627,998
Household Products – 1.5%
Church & Dwight Co., Inc.	100,330	4,908,143
Clorox Co.	136,950	6,655,770
Household Products Total		11,563,913
Personal Products – 0.7%
Avon Products, Inc.	294,720	5,184,125
Personal Products Total		5,184,125
Consumer Staples Total		24,107,163
Energy – 8.7%
Energy Equipment & Services – 3.0%
Core Laboratories N.V.	57,080	4,303,832
Diamond Offshore Drilling, Inc.	133,550	8,365,572
FMC Technologies, Inc. (a)	126,150	3,341,713
Noble Corp.	263,600	6,481,924
Energy Equipment & Services Total		22,493,041
Oil, Gas & Consumable Fuels – 5.7%
Concho Resources, Inc. (a)	178,139	3,553,873
CONSOL Energy, Inc.	133,820	3,646,595
Continental Resources, Inc. (a)	237,637	3,776,052
Denbury Resources, Inc. (a)	522,001	6,723,373
Frontier Oil Corp.	236,860	3,233,139
PetroHawk Energy Corp. (a)	322,400	5,487,248
Range Resources Corp.	116,250	4,135,013
Southwestern Energy Co. (a)	296,838	8,540,029
Ultra Petroleum Corp. (a)	92,930	3,265,560
Oil, Gas & Consumable Fuels Total		42,360,882
Energy Total		64,853,923
Financials – 4.7%
Capital Markets – 3.4%
Invesco Ltd.	373,450	4,268,533
Janus Capital Group, Inc.	911,400	4,019,274
Northern Trust Corp.	110,900	6,160,495
T. Rowe Price Group, Inc.	176,640	4,016,794
Waddell & Reed Financial, Inc., Class A	496,530	7,011,004
Capital Markets Total		25,476,100

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Growth Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Consumer Finance – 0.1%
SLM Corp. (a)	228,860	1,052,756
Consumer Finance Total		1,052,756
Diversified Financial Services – 0.4%
IntercontinentalExchange, Inc. (a)	46,680	2,650,024
Diversified Financial Services Total		2,650,024
Insurance – 0.4%
ACE Ltd.	79,630	2,907,291
Insurance Total		2,907,291
Real Estate Investment Trusts (REITs) – 0.4%
Plum Creek Timber Co., Inc.	121,510	3,187,207
Real Estate Investment Trusts (REITs) Total		3,187,207
Financials Total		35,273,378
Health Care – 15.7%
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc. (a)	107,540	3,677,868
Celgene Corp. (a)	71,800	3,211,614
Genzyme Corp. (a)	63,550	3,872,101
Biotechnology Total		10,761,583
Health Care Equipment & Supplies – 1.3%
C.R. Bard, Inc.	44,640	3,582,806
Mindray Medical International Ltd., ADR	126,536	2,309,282
St. Jude Medical, Inc. (a)	119,830	3,973,563
Health Care Equipment & Supplies Total		9,865,651
Health Care Providers & Services – 6.0%
DaVita, Inc. (a)	136,360	6,398,011
Express Scripts, Inc. (a)	235,900	11,865,770
Laboratory Corp. of America Holdings (a)	152,460	8,386,825
McKesson Corp.	101,690	4,171,324
Medco Health Solutions, Inc. (a)	156,130	6,335,755
Psychiatric Solutions, Inc. (a)	162,150	2,746,821
Quest Diagnostics, Inc.	98,850	4,530,295
Health Care Providers & Services Total		44,434,801
Life Sciences Tools & Services – 5.0%
Charles River Laboratories International, Inc. (a)	233,580	5,792,784
Covance, Inc. (a)	146,100	5,548,878
Illumina, Inc. (a)	164,372	5,149,775
Life Technologies Corp. (a)	361,150	10,527,522
Pharmaceutical Product Development, Inc.	157,830	3,786,342
Thermo Fisher Scientific, Inc. (a)	167,660	6,079,352
Life Sciences Tools & Services Total		36,884,653

	Shares	Value ($)
Pharmaceuticals – 2.0%
Allergan, Inc.	236,780	9,172,857
Perrigo Co.	275,660	5,538,010
Pharmaceuticals Total		14,710,867
Health Care Total		116,657,555
Industrials – 17.0%
Aerospace & Defense – 2.2%
Goodrich Corp.	210,520	6,976,633
Precision Castparts Corp.	165,723	9,186,026
Aerospace & Defense Total		16,162,659
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	89,100	3,686,958
Air Freight & Logistics Total		3,686,958
Commercial Services & Supplies – 2.9%
Pitney Bowes, Inc.	125,241	2,415,899
Stericycle, Inc. (a)	321,520	15,426,530
Waste Connections, Inc. (a)	161,244	3,844,057
Commercial Services & Supplies Total		21,686,486
Construction & Engineering – 1.6%
Foster Wheeler AG (a)	330,990	4,978,089
Jacobs Engineering Group, Inc. (a)	93,570	3,157,052
Quanta Services, Inc. (a)	213,370	3,755,312
Construction & Engineering Total		11,890,453
Electrical Equipment – 1.5%
AMETEK, Inc.	176,590	4,672,571
Roper Industries, Inc.	157,460	6,510,971
Electrical Equipment Total		11,183,542
Machinery – 3.5%
Cummins, Inc.	125,890	2,618,512
Flowserve Corp.	82,420	4,159,737
ITT Corp.	136,930	5,114,335
Joy Global, Inc.	142,318	2,484,872
Pall Corp.	215,050	5,111,739
Parker Hannifin Corp.	113,180	3,776,817
Wabtec Corp.	114,760	3,070,978
Machinery Total		26,336,990
Professional Services – 2.0%
Dun & Bradstreet Corp.	44,690	3,305,719
FTI Consulting, Inc. (a)	147,290	5,381,977
Huron Consulting Group, Inc. (a)	62,260	2,569,470
Robert Half International, Inc.	211,930	3,257,364
Professional Services Total		14,514,530

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Growth Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Road & Rail – 2.1%
CSX Corp.	161,350	3,982,118
Landstar System, Inc.	283,040	8,958,216
Old Dominion Freight Line, Inc. (a)	136,760	2,980,000
Road & Rail Total		15,920,334
Trading Companies & Distributors – 0.7%
Fastenal Co.	180,680	5,442,082
Trading Companies & Distributors Total		5,442,082
Industrials Total		126,824,034
Information Technology – 17.9%
Communications Equipment – 2.0%
F5 Networks, Inc. (a)	151,630	3,032,600
Harris Corp.	101,280	3,775,718
Juniper Networks, Inc. (a)	283,360	4,026,546
Tandberg ASA	325,850	4,209,781
Communications Equipment Total		15,044,645
Electronic Equipment, Instruments & Components – 0.9%
Agilent Technologies, Inc. (a)	257,430	3,570,554
Itron, Inc. (a)	64,920	2,899,327
Electronic Equipment, Instruments & Components Total		6,469,881
Internet Software & Services – 1.3%
Equinix, Inc. (a)	98,701	4,580,713
VeriSign, Inc. (a)	261,500	5,054,795
Internet Software & Services Total		9,635,508
IT Services – 4.4%
Alliance Data Systems Corp. (a)	100,940	2,987,824
Cognizant Technology Solutions Corp., Class A (a)	308,210	5,671,064
Fiserv, Inc. (a)	145,440	4,744,253
Global Payments, Inc.	165,620	5,081,221
Hewitt Associates, Inc., Class A (a)	206,440	6,089,980
MasterCard, Inc., Class A	25,320	4,001,320
Paychex, Inc.	188,710	4,162,943
IT Services Total		32,738,605
Semiconductors & Semiconductor Equipment – 5.2%
Altera Corp.	486,200	7,453,446
Analog Devices, Inc.	487,869	9,093,878
Broadcom Corp., Class A (a)	365,230	6,008,033
International Rectifier Corp. (a)	243,380	3,054,419
Intersil Corp., Class A	329,000	3,326,190
Marvell Technology Group Ltd. (a)	441,310	3,314,238
MEMC Electronic Materials, Inc. (a)	203,180	3,049,732
Silicon Laboratories, Inc. (a)	162,980	3,569,262
Semiconductors & Semiconductor Equipment Total		38,869,198

	Shares	Value ($)
Software – 4.1%
Activision Blizzard, Inc. (a)	704,530	7,066,436
BMC Software, Inc. (a)	155,170	4,597,687
FactSet Research Systems, Inc.	151,980	5,857,309
Intuit, Inc. (a)	146,440	3,337,368
McAfee, Inc. (a)	205,840	5,753,228
Salesforce.com, Inc. (a)	124,250	3,479,000
Software Total		30,091,028
Information Technology Total		132,848,865
Materials – 5.7%
Chemicals – 4.3%
CF Industries Holdings, Inc.	74,850	4,815,100
Ecolab, Inc.	228,470	7,260,777
Intrepid Potash, Inc. (a)	205,068	4,601,726
Monsanto Co.	48,610	3,707,485
Potash Corp. of Saskatchewan, Inc.	137,850	11,575,264
Chemicals Total		31,960,352
Metals & Mining – 1.4%
Agnico-Eagle Mines Ltd.	138,610	6,911,095
Freeport-McMoRan Copper & Gold, Inc.	120,029	3,651,282
Metals & Mining Total		10,562,377
Materials Total		42,522,729
Telecommunication Services – 1.9%
Wireless Telecommunication Services – 1.9%
American Tower Corp., Class A (a)	486,167	14,157,183
Wireless Telecommunication Services Total		14,157,183
Telecommunication Services Total		14,157,183
Utilities – 2.7%
Electric Utilities – 1.6%
ITC Holdings Corp.	108,169	3,994,681
PPL Corp.	265,020	7,391,408
Electric Utilities Total		11,386,089
Gas Utilities – 1.1%
Questar Corp.	290,180	8,365,890
Gas Utilities Total		8,365,890
Utilities Total		19,751,979
Total Common Stocks (cost of $889,718,416)		718,406,688

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Growth Fund

February 28, 2009 (Unaudited)

Short-Term Obligation – 3.9%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.190%, collateralized by a U.S. Treasury Obligation maturing 05/15/16, market value $29,770,237 (repurchase proceeds $29,181,462)	29,181,000	29,181,000
Total Short-Term Obligation (cost of $29,181,000)		29,181,000
Total Investments – 100.4% (cost of $918,899,416) (b)		747,587,688
Other Assets & Liabilities, Net – (0.4)%		(3,020,502)
Net Assets – 100.0%		744,567,186

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $918,899,416.

At February 28, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	19.0
Information Technology	17.9
Industrials	17.0
Health Care	15.7
Energy	8.7
Materials	5.7
Financials	4.7
Consumer Staples	3.2
Utilities	2.7
Telecommunication Services	1.9
96.5
Short-Term Obligation	3.9
Other Assets & Liabilities, Net	(0.4)
100.0

For the six month period ended February 28, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2008	1,197	$128,030
Options written	197	55,554
Options terminated in closing purchase transactions	(1,394)	(183,584)
Options exercised	-	-
Options expired	-	-
Options outstanding at February 28, 2009	-	$-

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Growth Fund I

February 28, 2009 (Unaudited)

Common Stocks – 92.5%
	Shares	Value ($)
Consumer Discretionary – 14.4%
Distributors – 0.9%
LKQ Corp. (a)	188,700	2,547,450
Distributors Total		2,547,450
Diversified Consumer Services – 5.9%
American Public Education, Inc. (a)	57,400	2,143,890
Capella Education Co. (a)	37,500	2,079,750
Coinstar, Inc. (a)	115,900	3,029,626
Corinthian Colleges, Inc. (a)	280,000	5,516,000
Lincoln Educational Services Corp. (a)	111,333	1,596,515
Matthews International Corp., Class A	41,300	1,434,762
Steiner Leisure Ltd. (a)	44,800	1,129,408
Diversified Consumer Services Total		16,929,951
Hotels, Restaurants & Leisure – 3.7%
BJ's Restaurants, Inc. (a)	122,700	1,525,161
Buffalo Wild Wings, Inc. (a)	38,100	1,176,147
P.F. Chang's China Bistro, Inc. (a)	73,400	1,445,980
Panera Bread Co., Class A (a)	36,100	1,589,844
Texas Roadhouse, Inc., Class A (a)	405,000	3,321,000
Wendy's/Arby's Group, Inc; Class A	328,900	1,489,917
Hotels, Restaurants & Leisure Total		10,548,049
Household Durables – 0.4%
Tempur-Pedic International, Inc.	212,500	1,304,750
Household Durables Total		1,304,750
Media – 1.0%
Marvel Entertainment, Inc. (a)	108,700	2,810,982
Media Total		2,810,982
Specialty Retail – 2.5%
Aeropostale, Inc. (a)	89,497	2,075,436
Guess?, Inc.	118,800	1,909,116
Gymboree Corp. (a)	77,000	1,980,440
Lumber Liquidators, Inc. (a)	128,700	1,232,946
Specialty Retail Total		7,197,938
Consumer Discretionary Total		41,339,120
Consumer Staples – 3.5%
Food & Staples Retailing – 0.4%
BJ's Wholesale Club, Inc. (a)	36,918	1,103,110
Food & Staples Retailing Total		1,103,110

	Shares	Value ($)
Food Products – 1.9%
Diamond Foods, Inc.	76,600	1,643,070
Flowers Foods, Inc.	97,700	2,179,687
Green Mountain Coffee Roasters, Inc. (a)	43,300	1,617,255
Food Products Total		5,440,012
Personal Products – 1.2%
Chattem, Inc. (a)	56,997	3,615,319
Personal Products Total		3,615,319
Consumer Staples Total		10,158,441
Energy – 6.2%
Energy Equipment & Services – 2.6%
Atwood Oceanics, Inc. (a)	153,600	2,347,008
CARBO Ceramics, Inc.	35,400	1,230,504
Core Laboratories N.V.	51,100	3,852,940
Energy Equipment & Services Total		7,430,452
Oil, Gas & Consumable Fuels – 3.6%
Arena Resources, Inc. (a)	138,493	2,966,520
Carrizo Oil & Gas, Inc. (a)	100,400	1,068,256
Concho Resources, Inc. (a)	199,720	3,984,414
Holly Corp.	62,000	1,445,220
Penn Virginia Corp.	61,800	855,930
Oil, Gas & Consumable Fuels Total		10,320,340
Energy Total		17,750,792
Financials – 4.1%
Capital Markets – 2.5%
Cohen & Steers, Inc.	125,600	1,129,144
Greenhill & Co., Inc.	22,900	1,479,340
Janus Capital Group, Inc.	350,000	1,543,500
optionsXpress Holdings, Inc.	56,042	553,135
Waddell & Reed Financial, Inc., Class A	170,400	2,406,048
Capital Markets Total		7,111,167
Commercial Banks – 0.4%
Glacier Bancorp, Inc.	84,459	1,299,824
Commercial Banks Total		1,299,824
Real Estate Investment Trusts (REITs) – 1.2%
Home Properties, Inc.	74,800	1,985,192
Redwood Trust, Inc.	105,861	1,429,123
Real Estate Investment Trusts (REITs) Total		3,414,315
Financials Total		11,825,306

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund I

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Health Care – 25.5%
Biotechnology – 8.3%
Acorda Therapeutics, Inc. (a)	82,900	1,823,800
Alexion Pharmaceuticals, Inc. (a)	153,600	5,253,120
Allos Therapeutics, Inc. (a)	222,205	1,253,236
Array Biopharma, Inc. (a)	282,800	882,336
BioMarin Pharmaceuticals, Inc. (a)	124,300	1,491,600
Celera Corp. (a)	199,200	1,280,856
Myriad Genetics, Inc. (a)	21,000	1,655,850
Onyx Pharmaceuticals, Inc. (a)	95,300	2,858,047
OSI Pharmaceuticals, Inc. (a)	118,600	4,044,260
Seattle Genetics, Inc. (a)	137,400	1,103,322
United Therapeutics Corp. (a)	33,200	2,228,052
Biotechnology Total		23,874,479
Health Care Equipment & Supplies – 4.8%
Haemonetics Corp. (a)	24,800	1,323,824
Immucor, Inc. (a)	109,400	2,454,936
Masimo Corp. (a)	109,370	2,733,157
NuVasive, Inc. (a)	161,000	4,564,350
Thoratec Corp. (a)	115,900	2,647,156
Health Care Equipment & Supplies Total		13,723,423
Health Care Providers & Services – 5.9%
CardioNet, Inc. (a)	143,052	3,576,300
Catalyst Health Solutions, Inc. (a)	98,355	2,073,323
Genoptix, Inc. (a)	88,100	2,671,192
HMS Holdings Corp. (a)	51,600	1,567,608
IPC The Hospitalist Co., Inc. (a)	105,705	1,693,394
Owens & Minor, Inc.	61,400	2,069,794
Psychiatric Solutions, Inc. (a)	194,354	3,292,357
Health Care Providers & Services Total		16,943,968
Health Care Technology – 1.2%
Omnicell, Inc. (a)	238,200	1,710,276
Phase Forward, Inc. (a)	134,674	1,865,235
Health Care Technology Total		3,575,511
Life Sciences Tools & Services – 3.8%
ICON PLC, ADR (a)	283,356	5,814,465
Illumina, Inc. (a)	91,100	2,854,163
Sequenom, Inc. (a)	152,800	2,235,464
Life Sciences Tools & Services Total		10,904,092
Pharmaceuticals – 1.5%
Cypress Bioscience, Inc. (a)	159,600	1,347,024
Perrigo Co.	140,600	2,824,654
Pharmaceuticals Total		4,171,678
Health Care Total		73,193,151

	Shares	Value ($)
Industrials – 11.8%
Aerospace & Defense – 1.6%
HEICO Corp.	65,300	1,592,014
Orbital Sciences Corp. (a)	99,100	1,402,265
Teledyne Technologies, Inc. (a)	70,900	1,624,319
Aerospace & Defense Total		4,618,598
Air Freight & Logistics – 0.6%
HUB Group, Inc., Class A (a)	92,754	1,665,862
Air Freight & Logistics Total		1,665,862
Commercial Services & Supplies – 1.9%
Clean Harbors, Inc. (a)	52,400	2,545,592
Waste Connections, Inc. (a)	127,650	3,043,176
Commercial Services & Supplies Total		5,588,768
Construction & Engineering – 1.3%
EMCOR Group, Inc. (a)	103,400	1,593,394
Orion Marine Group, Inc. (a)	139,800	1,244,220
Pike Electric Corp. (a)	107,200	875,824
Construction & Engineering Total		3,713,438
Electrical Equipment – 1.6%
Acuity Brands, Inc.	66,100	1,515,012
Energy Conversion Devices, Inc. (a)	43,500	953,955
Woodward Governor Co.	118,600	2,042,292
Electrical Equipment Total		4,511,259
Machinery – 1.3%
Key Technology, Inc. (a)	56,046	559,339
RBC Bearings, Inc. (a)	103,575	1,545,339
Wabtec Corp.	62,900	1,683,204
Machinery Total		3,787,882
Professional Services – 1.9%
Huron Consulting Group, Inc. (a)	45,200	1,865,404
Watson Wyatt Worldwide, Inc., Class A	74,579	3,662,575
Professional Services Total		5,527,979
Road & Rail – 1.6%
Genesee & Wyoming, Inc., Class A (a)	74,400	1,554,216
Landstar System, Inc.	41,600	1,316,640
Old Dominion Freight Line, Inc. (a)	77,800	1,695,262
Road & Rail Total		4,566,118
Industrials Total		33,979,904

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund I

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Information Technology – 21.0%
Communications Equipment – 2.9%
F5 Networks, Inc. (a)	97,100	1,942,000
Neutral Tandem, Inc. (a)	166,893	3,329,515
NICE Systems Ltd., ADR (a)	86,600	1,827,260
Palm, Inc. (a)	158,100	1,144,644
Communications Equipment Total		8,243,419
Computers & Peripherals – 1.0%
Synaptics, Inc. (a)	138,800	2,880,100
Computers & Peripherals Total		2,880,100
Internet Software & Services – 3.0%
Bankrate, Inc. (a)	70,800	1,578,840
Equinix, Inc. (a)	29,714	1,379,027
VistaPrint Ltd. (a)	121,800	2,984,100
Vocus, Inc. (a)	155,757	2,591,796
Internet Software & Services Total		8,533,763
IT Services – 1.8%
Cybersource Corp. (a)	105,869	1,304,306
Gartner, Inc. (a)	89,800	907,878
Integral Systems, Inc. (a)	110,400	1,007,952
Wright Express Corp. (a)	141,300	2,068,632
IT Services Total		5,288,768
Semiconductors & Semiconductor Equipment – 3.9%
FEI Co. (a)	130,100	1,861,731
Hittite Microwave Corp. (a)	56,801	1,566,572
Microsemi Corp. (a)	226,600	2,290,926
MKS Instruments, Inc. (a)	107,100	1,348,389
Monolithic Power Systems, Inc. (a)	118,300	1,531,985
Sigma Designs, Inc. (a)	89,100	1,222,452
Silicon Laboratories, Inc. (a)	62,100	1,359,990
Semiconductors & Semiconductor Equipment Total		11,182,045
Software – 8.4%
Blackboard, Inc. (a)	111,724	3,065,707
Concur Technologies, Inc. (a)	91,443	1,919,389
FactSet Research Systems, Inc.	50,800	1,957,832
Informatica Corp. (a)	243,200	3,137,280
Jack Henry & Associates, Inc.	73,000	1,162,890
Lawson Software, Inc. (a)	322,200	1,237,248
Micros Systems, Inc. (a)	95,600	1,537,248
Netscout Systems, Inc. (a)	89,200	1,178,332
Solera Holdings, Inc. (a)	176,398	3,667,314
SPSS, Inc. (a)	58,600	1,471,446
Sybase, Inc. (a)	138,400	3,761,712
Software Total		24,096,398
Information Technology Total		60,224,493

	Shares	Value ($)
Materials – 4.0%
Chemicals – 2.8%
CF Industries Holdings, Inc.	41,200	2,650,396
Intrepid Potash, Inc. (a)	241,200	5,412,528
Chemicals Total		8,062,924
Containers & Packaging – 1.2%
Silgan Holdings, Inc.	67,530	3,313,022
Containers & Packaging Total		3,313,022
Materials Total		11,375,946
Telecommunication Services – 1.4%
Wireless Telecommunication Services – 1.4%
SBA Communications Corp., Class A (a)	186,307	3,871,459
Wireless Telecommunication Services Total		3,871,459
Telecommunication Services Total		3,871,459
Utilities – 0.6%
Electric Utilities – 0.6%
ITC Holdings Corp.	43,800	1,617,534
Electric Utilities Total		1,617,534
Utilities Total		1,617,534
Total Common Stocks (cost of $314,663,519)		265,336,146
Short-Term Obligation – 5.2%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.190%, collateralized by a U.S. Treasury Obligation maturing 05/15/16, market value $15,181,705 (repurchase proceeds $14,879,236)	14,879,000	14,879,000
Total Short-Term Obligation (cost of $14,879,000)		14,879,000
Total Investments – 97.7% (cost of $329,542,519) (b)		280,215,146
Other Assets & Liabilities, Net – 2.3%		6,538,821
Net Assets – 100.0%		286,753,967

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund I

February 28, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $329,542,519.

At February 28, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Health Care	25.5
Information Technology	21.0
Consumer Discretionary	14.4
Industrials	11.8
Energy	6.2
Financials	4.1
Materials	4.0
Consumer Staples	3.5
Telecommunication Services	1.4
Utilities	0.6
92.5
Short-Term Obligation	5.2
Other Assets & Liabilities, Net	2.3
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Technology Fund

February 28, 2009 (Unaudited)

Common Stocks – 89.0%
	Shares	Value ($)
Consumer Discretionary – 1.8%
Diversified Consumer Services – 1.8%
Apollo Group, Inc., Class A (a)	24,260	1,758,850
Strayer Education, Inc.	10,330	1,753,517
Diversified Consumer Services Total		3,512,367
Consumer Discretionary Total		3,512,367
Health Care – 4.1%
Biotechnology – 1.9%
Genentech, Inc. (a)	35,570	3,043,014
Gilead Sciences, Inc. (a)	14,455	647,584
Biotechnology Total		3,690,598
Health Care Technology – 0.3%
Omnicell, Inc. (a)	84,740	608,433
Health Care Technology Total		608,433
Life Sciences Tools & Services – 1.1%
Illumina, Inc. (a)	68,130	2,134,513
Life Sciences Tools & Services Total		2,134,513
Pharmaceuticals – 0.8%
Teva Pharmaceutical Industries Ltd., ADR	32,440	1,446,175
Pharmaceuticals Total		1,446,175
Health Care Total		7,879,719
Industrials – 0.8%
Professional Services – 0.8%
FTI Consulting, Inc. (a)	40,790	1,490,467
Professional Services Total		1,490,467
Industrials Total		1,490,467
Information Technology – 76.0%
Communications Equipment – 12.3%
Corning, Inc.	195,100	2,058,305
Harris Corp.	47,070	1,754,770
Juniper Networks, Inc. (a)	66,010	938,002
Neutral Tandem, Inc. (a)	78,030	1,556,698
Palm, Inc. (a)	129,430	937,073
QUALCOMM, Inc.	399,880	13,367,988
Research In Motion Ltd. (a)	35,658	1,424,181
Tandberg ASA	105,520	1,363,253
Communications Equipment Total		23,400,270

	Shares	Value ($)
Computers & Peripherals – 9.8%
Apple, Inc. (a)	164,844	14,722,218
EMC Corp. (a)	271,830	2,854,215
Synaptics, Inc. (a)	55,770	1,157,227
Computers & Peripherals Total		18,733,660
Electronic Equipment, Instruments & Components – 0.5%
Agilent Technologies, Inc. (a)	64,600	896,002
Electronic Equipment, Instruments & Components Total		896,002
Internet Software & Services – 11.5%
Baidu, Inc., ADR (a)	15,680	2,325,658
Equinix, Inc. (a)	64,245	2,981,610
Google, Inc., Class A (a)	33,810	11,427,442
VeriSign, Inc. (a)	158,040	3,054,913
Vocus, Inc. (a)	124,080	2,064,691
Internet Software & Services Total		21,854,314
IT Services – 8.4%
Accenture Ltd., Class A	130,720	3,815,717
Affiliated Computer Services, Inc., Class A (a)	114,240	5,327,011
Cognizant Technology Solutions Corp., Class A (a)	209,530	3,855,352
Fiserv, Inc. (a)	89,320	2,913,618
IT Services Total		15,911,698
Semiconductors & Semiconductor Equipment – 10.1%
Altera Corp.	168,730	2,586,631
Analog Devices, Inc.	293,711	5,474,773
Broadcom Corp., Class A (a)	117,360	1,930,572
FEI Co. (a)	131,090	1,875,898
Intersil Corp., Class A	211,250	2,135,738
Marvell Technology Group Ltd. (a)	285,490	2,144,030
MEMC Electronic Materials, Inc. (a)	77,620	1,165,076
Microsemi Corp. (a)	197,910	2,000,870
Semiconductors & Semiconductor Equipment Total		19,313,588
Software – 23.4%
Activision Blizzard, Inc. (a)	203,430	2,040,403
Blackboard, Inc. (a)	71,019	1,948,761
BMC Software, Inc. (a)	116,200	3,443,006
CA, Inc.	241,720	4,097,154
Check Point Software Technologies Ltd. (a)	70,460	1,548,006
Concur Technologies, Inc. (a)	51,911	1,089,612
Intuit, Inc. (a)	134,890	3,074,143
McAfee, Inc. (a)	139,770	3,906,572

See Accompanying Notes to Financial Statements.

Columbia Technology Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Microsoft Corp.	543,130	8,771,550
Nintendo Co., Ltd.	4,850	1,415,815
Nuance Communications, Inc. (a)	289,070	2,561,160
Salesforce.com, Inc. (a)	73,650	2,062,200
Sybase, Inc. (a)	128,730	3,498,882
Symantec Corp. (a)	216,390	2,992,674
Synopsys, Inc. (a)	113,710	2,118,417
Software Total		44,568,355
Information Technology Total		144,677,887
Materials – 0.5%
Chemicals – 0.5%
Intrepid Potash, Inc. (a)	45,640	1,024,162
Chemicals Total		1,024,162
Materials Total		1,024,162
Telecommunication Services – 5.8%
Wireless Telecommunication Services – 5.8%
American Tower Corp., Class A (a)	229,263	6,676,138
SBA Communications Corp., Class A (a)	206,260	4,286,083
Wireless Telecommunication Services Total		10,962,221
Telecommunication Services Total		10,962,221
Total Common Stocks (cost of $197,204,739)		169,546,823
Short-Term Obligation – 9.5%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09, at 0.190%, collateralized by a U.S. Treasury Obligation maturing 05/15/16, market value $18,405,982 (repurchase proceeds $18,044,286)	18,044,000	18,044,000
Total Short-Term Obligation (cost of $18,044,000)		18,044,000
Total Investments – 98.5% (cost of $215,248,739) (b)		187,590,823
Other Assets & Liabilities, Net – 1.5%		2,841,455
Net Assets – 100.0%		190,432,278

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $215,248,739.

At February 28, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Information Technology	76.0
Telecommunication Services	5.8
Health Care	4.1
Consumer Discretionary	1.8
Industrials	0.8
Materials	0.5
89.0
Short-Term Obligation	9.5
Other Assets & Liabilities, Net	1.5
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Balanced Fund

February 28, 2009 (Unaudited)

Common Stocks – 57.3%
	Shares	Value ($)
Consumer Discretionary – 3.6%
Hotels, Restaurants & Leisure – 0.6%
Penn National Gaming, Inc. (a)	23,200	442,888
Starbucks Corp. (a)	50,200	459,330
Hotels, Restaurants & Leisure Total		902,218
Media – 1.8%
Liberty Global, Inc., Class A (a)	46,000	564,420
McGraw-Hill Companies, Inc.	74,900	1,477,777
News Corp., Class A	143,600	798,416
Media Total		2,840,613
Multiline Retail – 0.5%
Target Corp.	25,900	733,229
Multiline Retail Total		733,229
Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc., Class B	25,500	1,059,015
Textiles, Apparel & Luxury Goods Total		1,059,015
Consumer Discretionary Total		5,535,075
Consumer Staples – 7.3%
Beverages – 1.8%
Molson Coors Brewing Co., Class B	25,300	891,319
PepsiCo, Inc.	38,200	1,838,948
Beverages Total		2,730,267
Food & Staples Retailing – 1.4%
CVS Caremark Corp.	35,300	908,622
Kroger Co.	55,575	1,148,735
Food & Staples Retailing Total		2,057,357
Household Products – 0.4%
Kimberly-Clark Corp.	14,000	659,540
Household Products Total		659,540
Personal Products – 1.8%
Avon Products, Inc.	49,600	872,464
Herbalife Ltd.	39,200	534,688
Mead Johnson Nutrition Co., Class A (a)	50,900	1,404,331
Personal Products Total		2,811,483
Tobacco – 1.9%
Philip Morris International, Inc.	88,300	2,955,401
Tobacco Total		2,955,401
Consumer Staples Total		11,214,048

	Shares	Value ($)
Energy – 7.9%
Energy Equipment & Services – 1.6%
Halliburton Co.	35,000	570,850
Schlumberger Ltd.	10,800	411,048
Transocean Ltd. (a)	20,319	1,214,467
Weatherford International Ltd. (a)	30,700	327,569
Energy Equipment & Services Total		2,523,934
Oil, Gas & Consumable Fuels – 6.3%
Anadarko Petroleum Corp.	22,500	786,375
Apache Corp.	20,800	1,229,072
Chevron Corp.	30,500	1,851,655
ConocoPhillips	26,600	993,510
Devon Energy Corp.	7,870	343,683
Exxon Mobil Corp.	65,900	4,474,610
Oil, Gas & Consumable Fuels Total		9,678,905
Energy Total		12,202,839
Financials – 8.0%
Capital Markets – 3.1%
Bank of New York Mellon Corp.	30,000	665,100
Goldman Sachs Group, Inc.	22,900	2,085,732
Morgan Stanley	40,500	791,370
State Street Corp.	51,100	1,291,297
Capital Markets Total		4,833,499
Commercial Banks – 1.0%
PNC Financial Services Group, Inc.	19,300	527,662
Wells Fargo & Co.	76,100	920,810
Commercial Banks Total		1,448,472
Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	96,780	2,211,423
Diversified Financial Services Total		2,211,423
Insurance – 2.2%
AFLAC, Inc.	9,800	164,248
Axis Capital Holdings Ltd.	20,400	456,552
Berkshire Hathaway, Inc., Class B (a)	551	1,412,764
MetLife, Inc.	50,600	934,076
Prudential Financial, Inc.	26,700	438,147
Insurance Total		3,405,787

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 0.3%
Redwood Trust, Inc.	36,145	487,958
Real Estate Investment Trusts (REITs) Total		487,958
Financials Total		12,387,139
Health Care – 10.3%
Biotechnology – 0.9%
Amgen, Inc. (a)	28,300	1,384,719
Biotechnology Total		1,384,719
Health Care Equipment & Supplies – 1.0%
Baxter International, Inc.	31,400	1,598,574
Health Care Equipment & Supplies Total		1,598,574
Health Care Providers & Services – 1.7%
McKesson Corp.	40,230	1,650,234
Medco Health Solutions, Inc. (a)	24,200	982,036
Health Care Providers & Services Total		2,632,270
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. (a)	34,130	1,237,554
Life Sciences Tools & Services Total		1,237,554
Pharmaceuticals – 5.9%
Abbott Laboratories	57,599	2,726,737
Allergan, Inc.	23,300	902,642
Johnson & Johnson	22,900	1,145,000
Pfizer, Inc.	170,200	2,095,162
Schering-Plough Corp.	42,100	732,119
Wyeth	36,000	1,469,520
Pharmaceuticals Total		9,071,180
Health Care Total		15,924,297
Industrial – 4.2%
Aerospace & Defense – 2.6%
Honeywell International, Inc.	49,490	1,327,817
Northrop Grumman Corp.	22,400	836,864
Raytheon Co.	21,000	839,370
United Technologies Corp.	23,500	959,505
Aerospace & Defense Total		3,963,556
Industrial Conglomerates – 1.0%
General Electric Co.	79,600	677,396
Tyco International Ltd.	47,500	952,375
Industrial Conglomerates Total		1,629,771

	Shares	Value ($)
Road & Rail – 0.6%
Union Pacific Corp.	25,020	938,750
Road & Rail Total		938,750
Industrials Total		6,532,077
Information Technology – 10.4%
Communications Equipment – 1.3%
QUALCOMM, Inc.	61,800	2,065,974
Communications Equipment Total		2,065,974
Computers & Peripherals – 2.8%
Apple, Inc. (a)	15,700	1,402,167
EMC Corp. (a)	73,500	771,750
Hewlett-Packard Co.	72,700	2,110,481
Computers & Peripherals Total		4,284,398
Internet Software & Services – 2.5%
Google, Inc., Class A (a)	8,700	2,940,513
VeriSign, Inc. (a)	49,100	949,103
Internet Software & Services Total		3,889,616
IT Services – 2.1%
MasterCard, Inc., Class A	4,500	711,135
Visa, Inc., Class A	43,200	2,449,872
IT Services Total		3,161,007
Semiconductors & Semiconductor Equipment – 0.2%
Marvell Technology Group Ltd. (a)	37,900	284,629
Semiconductors & Semiconductor Equipment Total		284,629
Software – 1.5%
Microsoft Corp.	146,790	2,370,658
Software Total		2,370,658
Information Technology Total		16,056,282
Materials – 2.1%
Chemicals – 1.8%
Monsanto Co.	14,800	1,128,796
Potash Corp. of Saskatchewan, Inc.	19,300	1,620,621
Chemicals Total		2,749,417
Metals & Mining – 0.3%
Cia Vale do Rio Doce, ADR	37,600	484,664
Metals & Mining Total		484,664
Materials Total		3,234,081

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Telecommunication Services – 2.1%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	79,100	1,880,207
Diversified Telecommunication Services Total		1,880,207
Wireless Telecommunication Services – 0.9%
Millicom International Cellular SA	11,100	437,007
Sprint Nextel Corp. (a)	272,400	896,196
Wireless Telecommunication Services Total		1,333,203
Telecommunication Services Total		3,213,410
Utilities – 1.4%
Electric Utilities – 0.8%
FirstEnergy Corp.	5,100	217,056
FPL Group, Inc.	23,100	1,047,123
Electric Utilities Total		1,264,179
Multi-Utilities – 0.6%
Xcel Energy, Inc.	54,900	973,926
Multi-Utilities Total		973,926
Utilities Total		2,238,105
Total Common Stocks (cost of $106,831,559)		88,537,353
Mortgage-Backed Securities – 14.9%
	Par ($)
Federal Home Loan Mortgage Corp.
5.000% 12/01/35	1,431,082	1,456,365
5.000% 07/01/38	1,030,638	1,047,661
5.000% 12/01/38	299,405	304,351
5.500% 12/01/18	823,707	858,285
5.500% 07/01/19	236,174	245,867
5.500% 07/01/21	241,772	251,354
5.500% 08/01/21	50,747	52,758
5.500% 12/01/36	875,000	897,050
5.500% 12/01/37	716,403	734,417
5.500% 07/01/38	2,811,068	2,881,752
6.000% 03/01/17	60,578	63,507
6.000% 04/01/17	373,155	391,200
6.000% 05/01/17	207,056	217,069
6.000% 08/01/17	124,911	130,951
6.000% 08/01/38	994,149	1,030,264
6.500% 08/01/32	126,641	133,476

	Par ($)	Value ($)
Federal National Mortgage Association
5.000% 05/01/37	647,424	659,411
5.000% 03/01/38	1,011,139	1,029,861
5.500% 04/01/36	1,864,925	1,912,797
5.500% 05/01/36	68,370	70,125
5.620% 07/01/32 (b)	245,914	254,711
6.000% 09/01/36	487,937	504,884
6.000% 10/01/36	1,244,425	1,287,647
6.000% 07/01/37	175,565	181,516
6.000% 08/01/37	641,485	663,228
6.000% 09/01/37	646,468	668,380
6.500% 03/01/37	327,952	343,449
6.500% 08/01/37	1,214,766	1,272,102
6.500% 06/01/38	733,436	768,053
Government National Mortgage Association
4.500% 02/15/39	1,788,000	1,798,956
6.000% 12/15/37	667,327	691,132
7.000% 10/15/31	59,080	63,822
7.000% 04/15/32	55,778	59,928
7.000% 05/15/32	72,767	78,181
Total Mortgage-Backed Securities (cost of $22,452,678)		23,004,510
Corporate Fixed-Income Bonds & Notes – 11.0%
Basic Materials – 0.7%
Chemicals – 0.2%
EI Du Pont de Nemours & Co.
5.000% 07/15/13	185,000	190,910
Huntsman International LLC
7.875% 11/15/14	405,000	192,375
Chemicals Total		383,285
Forest Products & Paper – 0.2%
Domtar Corp.
7.125% 08/15/15	105,000	71,400
Georgia-Pacific Corp.
8.000% 01/15/24	255,000	191,250
Forest Products & Paper Total		262,650
Iron/Steel – 0.2%
Nucor Corp.
5.850% 06/01/18	265,000	264,225
Iron/Steel Total		264,225
Metals & Mining – 0.1%
Freeport-McMoran Copper & Gold, Inc.
8.375% 04/01/17	255,000	219,937
Metals & Mining Total		219,937
Basic Materials Total		1,130,097

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Communications – 2.0%
Media – 0.7%
Comcast Corp.
7.050% 03/15/33	225,000	208,742
CSC Holdings, Inc.
7.625% 04/01/11	100,000	99,000
DirecTV Holdings LLC/DirecTV Financing Co.
6.375% 06/15/15	155,000	140,663
EchoStar DBS Corp.
6.625% 10/01/14	120,000	108,000
News America, Inc.
6.550% 03/15/33	275,000	217,410
R.H. Donnelley Corp.
8.875% 10/15/17	200,000	9,000
Time Warner Cable, Inc.
7.300% 07/01/38	250,000	228,061
Viacom, Inc.
6.125% 10/05/17	75,000	61,726
Media Total		1,072,602
Telecommunication Services – 1.3%
AT&T, Inc.
5.100% 09/15/14	225,000	223,117
British Telecommunications PLC
5.150% 01/15/13	175,000	160,715
Cricket Communications, Inc.
9.375% 11/01/14	225,000	205,313
Intelsat Corp.
9.250% 06/15/16 (c)	230,000	209,875
Lucent Technologies, Inc.
6.450% 03/15/29	145,000	52,563
New Cingular Wireless Services, Inc.
8.750% 03/01/31	200,000	219,045
Qwest Communications International, Inc.
7.500% 02/15/14	150,000	127,125
Telefonica Emisiones SAU
5.984% 06/20/11	300,000	310,320
Verizon Wireless Capital LLC
5.550% 02/01/14 (c)	240,000	238,605
Vodafone Group PLC
5.750% 03/15/16	210,000	205,925
Windstream Corp.
8.625% 08/01/16	110,000	105,600
Telecommunication Services Total		2,058,203
Communications Total		3,130,805

	Par ($)	Value ($)
Consumer Cyclical – 0.5%
Apparel – 0.1%
Levi Strauss & Co.
9.750% 01/15/15	110,000	91,300
Apparel Total		91,300
Home Builders – 0.0%
KB Home
5.875% 01/15/15	60,000	45,600
Home Builders Total		45,600
Lodging – 0.1%
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (c)	130,000	42,900
MGM Mirage
7.500% 06/01/16	120,000	48,300
Lodging Total		91,200
Retail – 0.3%
CVS Caremark Corp.
5.750% 06/01/17	200,000	195,118
Wal-Mart Stores, Inc.
5.800% 02/15/18	300,000	321,884
Retail Total		517,002
Consumer Cyclical Total		745,102
Consumer Non-Cyclical – 1.2%
Beverages – 0.2%
Bottling Group LLC
6.950% 03/15/14	225,000	255,608
Diageo Capital PLC
4.375% 05/03/10	200,000	202,617
Beverages Total		458,225
Commercial Services – 0.1%
Iron Mountain, Inc.
8.000% 06/15/20	100,000	94,000
Commercial Services Total		94,000
Food – 0.4%
Campbell Soup Co.
4.500% 02/15/19	90,000	86,566
ConAgra Foods, Inc.
6.750% 09/15/11	160,000	168,402
Kraft Foods, Inc.
6.500% 08/11/17	170,000	173,079
Kroger Co.
6.200% 06/15/12	200,000	208,397
Food Total		636,444

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Healthcare Products – 0.1%
Biomet, Inc.
PIK,
10.375% 10/15/17	110,000	95,975
Healthcare Products Total		95,975
Healthcare Services – 0.2%
Community Health Systems, Inc.
8.875% 07/15/15	220,000	208,175
HCA, Inc.
9.250% 11/15/16	25,000	22,875
PIK,
9.625% 11/15/16	75,000	62,625
Healthcare Services Total		293,675
Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.375% 01/15/16	175,000	152,075
Household Products/Wares Total		152,075
Pharmaceuticals – 0.1%
Wyeth
5.500% 02/01/14	220,000	231,561
Pharmaceuticals Total		231,561
Consumer Non-Cyclical Total		1,961,955
Energy – 1.4%
Coal – 0.1%
Arch Western Finance LLC
6.750% 07/01/13	105,000	98,175
Coal Total		98,175
Oil & Gas – 0.8%
Canadian Natural Resources Ltd.
5.700% 05/15/17	150,000	132,467
Chesapeake Energy Corp.
6.375% 06/15/15	230,000	188,025
Chevron Corp.
4.950% 03/03/19	200,000	199,688
KCS Energy, Inc.
7.125% 04/01/12	230,000	204,125
Nexen, Inc.
5.875% 03/10/35	225,000	153,375
Talisman Energy, Inc.
6.250% 02/01/38	235,000	160,493
Valero Energy Corp.
6.875% 04/15/12	175,000	176,929
Oil & Gas Total		1,215,102

	Par ($)	Value ($)
Oil & Gas Services – 0.2%
Halliburton Co.
5.900% 09/15/18	175,000	184,919
Weatherford International Ltd.
5.150% 03/15/13	150,000	137,586
Oil & Gas Services Total		322,505
Pipelines – 0.3%
El Paso Corp.
6.875% 06/15/14	115,000	101,639
MarkWest Energy Partners LP
8.500% 07/15/16	225,000	162,000
Plains All American Pipeline LP
6.650% 01/15/37	225,000	164,403
TransCanada Pipelines Ltd.
6.350% 05/15/67 (b)	245,000	148,225
Pipelines Total		576,267
Energy Total		2,212,049
Financials – 3.0%
Banks – 2.0%
American Express Credit Corp.
5.875% 05/02/13	265,000	243,380
Bank of New York Mellon Corp.
5.125% 08/27/13	300,000	297,871
Capital One Financial Corp.
5.500% 06/01/15	325,000	270,053
Citigroup, Inc.
5.000% 09/15/14	225,000	154,910
Credit Suisse/New York NY
6.000% 02/15/18	275,000	249,486
Deutsche Bank AG/London
4.875% 05/20/13	250,000	242,926
Goldman Sachs Group, Inc.
6.345% 02/15/34	220,000	129,728
JPMorgan Chase & Co.
6.000% 01/15/18	255,000	246,487
Keycorp
6.500% 05/14/13	185,000	182,515
Merrill Lynch & Co., Inc.
6.050% 08/15/12	250,000	221,242
Morgan Stanley
4.750% 04/01/14	160,000	134,161
PNC Funding Corp.
5.625% 02/01/17	240,000	220,628
SunTrust Preferred Capital I
5.853% 12/15/11 (b)	200,000	68,000
USB Capital IX
6.189% 04/15/49 (b)	375,000	150,000

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Wachovia Corp.
4.875% 02/15/14	300,000	268,158
Banks Total		3,079,545
Diversified Financial Services – 0.3%
AGFC Capital Trust I
6.000% 01/15/67 (b)(c)	280,000	33,571
CDX North America High Yield
8.875% 06/29/13 (c)	291,000	230,254
General Electric Capital Corp.
5.000% 01/08/16	295,000	267,649
Lehman Brothers Holdings, Inc.
5.750% 07/18/11 (d)	275,000	35,750
Diversified Financial Services Total		567,224
Insurance – 0.4%
Chubb Corp.
5.750% 05/15/18	90,000	86,552
Principal Life Income Funding Trusts
5.300% 04/24/13	175,000	166,750
Prudential Financial, Inc.
6.000% 12/01/17	175,000	146,668
UnitedHealth Group, Inc.
5.250% 03/15/11	225,000	227,090
Insurance Total		627,060
Real Estate Investment Trusts (REITs) – 0.3%
Health Care Property Investors, Inc.
6.450% 06/25/12	200,000	164,589
Simon Property Group LP
5.750% 12/01/15	250,000	205,145
Real Estate Investment Trusts (REITs) Total		369,734
Financials Total		4,643,563
Industrials – 0.6%
Aerospace & Defense – 0.1%
United Technologies Corp.
5.375% 12/15/17	165,000	168,493
Aerospace & Defense Total		168,493
Machinery – 0.1%
Caterpillar Financial Services Corp.
5.450% 04/15/18	225,000	196,920
Machinery Total		196,920

	Par ($)	Value ($)
Machinery-Construction & Mining – 0.1%
Terex Corp.
8.000% 11/15/17	110,000	88,550
Machinery-Construction & Mining Total		88,550
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
6.300% 05/01/14 (c)	105,000	70,350
Miscellaneous Manufacturing Total		70,350
Packaging & Containers – 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	100,000	100,750
Packaging & Containers Total		100,750
Transportation – 0.2%
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	185,000	167,879
United Parcel Service, Inc.
4.500% 01/15/13	145,000	153,044
Transportation Total		320,923
Industrials Total		945,986
Technology – 0.4%
Networking & Telecom Equipment – 0.2%
Cisco Systems, Inc.
4.950% 02/15/19	250,000	241,609
Networking & Telecom Equipment Total		241,609
Software – 0.2%
Oracle Corp.
6.500% 04/15/38	225,000	223,525
Software Total		223,525
Technology Total		465,134
Utilities – 1.2%
Electric – 1.1%
AES Corp.
8.000% 10/15/17	105,000	89,250
Commonwealth Edison Co.
5.950% 08/15/16	200,000	195,962
Consolidated Edison Co. of New York, Inc.
5.850% 04/01/18	175,000	180,039
Indiana Michigan Power Co.
5.650% 12/01/15	275,000	242,531

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Intergen NV
9.000% 06/30/17 (c)	105,000	98,700
NRG Energy, Inc.
7.375% 02/01/16	105,000	96,862
Pacific Gas & Electric Co.
5.800% 03/01/37	170,000	163,745
Progress Energy, Inc.
7.750% 03/01/31	250,000	255,728
Southern California Edison Co.
5.000% 01/15/14	200,000	208,518
Texas Competitive Electric Holdings Co., LLC
PIK,
10.500% 11/01/16	315,000	127,575
Electric Total		1,658,910
Gas – 0.1%
Atmos Energy Corp.
6.350% 06/15/17	210,000	188,772
Gas Total		188,772
Utilities Total		1,847,682
Total Corporate Fixed-Income Bonds & Notes (cost of $19,830,836)		17,082,373
Government & Agency Obligations – 4.6%
Foreign Government Obligations – 0.6%
Province of Ontario
5.450% 04/27/16	350,000	372,461
Province of Quebec
4.625% 05/14/18	300,000	295,174
United Mexican States
7.500% 04/08/33	250,000	250,000
Foreign Government Obligations Total		917,635
U.S. Government Agencies – 1.5%
Federal Home Loan Mortgage Corp.
5.500% 08/13/14	800,000	892,612
6.625% 09/15/09	1,310,000	1,350,416
Federal National Mortgage Association
5.375% 08/15/09 (e)	65,000	66,372
U.S. Government Agencies Total		2,309,400
U.S. Government Obligations – 2.5%
U.S. Treasury Bonds
5.375% 02/15/31	2,272,000	2,723,915
U.S. Treasury Inflation Indexed Bond
3.500% 01/15/11	1,087,506	1,122,850
U.S. Government Obligations Total		3,846,765
Total Government & Agency Obligations (cost of $6,782,823)		7,073,800

Collateralized Mortgage Obligations – 4.4%
	Par ($)	Value ($)
Agency – 2.7%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	1,488,782	1,502,303
4.000% 10/15/18	1,900,000	1,895,030
4.500% 08/15/28	720,000	735,093
Agency Total		4,132,426
Non-Agency – 1.7%
Bear Stearns Adjustable Rate Mortgage Trust
5.444% 02/25/47 (b)	1,178,038	582,505
Lehman Mortgage Trust
6.500% 01/25/38	617,779	398,854
SACO I, Inc.
(f) 09/25/24 (b)(g)	8,796	8,005
Structured Asset Securities Corp.
5.500% 05/25/33	551,971	440,445
5.500% 07/25/33	728,456	674,960
WaMu Mortgage Pass-Through Certificates
5.698% 02/25/37 (b)	1,224,048	622,451
Non-Agency Total		2,727,220
Total Collateralized Mortgage Obligations (cost of $8,325,828)		6,859,646
Commercial Mortgage-Backed Securities – 3.8%
Bear Stearns Commercial Mortgage Securities
5.456% 03/11/39 (b)	760,000	310,078
5.742% 09/11/42 (b)	750,000	496,279
CS First Boston Mortgage Securities Corp.
4.577% 04/15/37	975,000	919,228
GE Capital Commercial Mortgage Corp.
4.170% 07/10/37	435,769	425,063
Greenwich Capital Commercial Funding Corp.
5.117% 04/10/37	770,000	705,160
JPMorgan Chase Commercial Mortgage Securities Corp.
5.447% 06/12/47	791,000	457,199
4.780% 07/15/42	1,350,000	675,896
5.857% 10/12/35	1,500,000	1,440,141
5.525% 04/15/43 (b)	1,122,000	451,932
Total Commercial Mortgage-Backed Securities (cost of $8,377,340)		5,880,976
Asset-Backed Securities – 2.3%
Cityscape Home Equity Loan Trust
7.410% 05/25/28	163,883	163,256
First Alliance Mortgage Loan Trust
7.340% 06/20/27	64,411	41,372
Ford Credit Auto Owner Trust
5.470% 06/15/12	611,000	573,420

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2009 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Franklin Auto Trust
5.360% 05/20/16	761,000	713,974
Harley-Davidson Motorcycle Trust
5.350% 03/15/13	830,251	809,089
IMC Home Equity Loan Trust
7.310% 11/20/28	769,255	671,976
7.520% 08/20/28	613,989	520,668
Total Asset-Backed Securities (cost of $3,793,351)		3,493,755
Short-Term Obligation – 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.210%, collateralized by a U.S. Government Agency Obligation maturing 03/23/12, market value $2,080,000 (repurchase proceeds $2,036,036)	2,036,000	2,036,000
Total Short-Term Obligation (cost of $2,036,000)		2,036,000
Total Investments – 99.6% (cost of $178,430,415) (h)		153,968,413
Other Assets & Liabilities, Net – 0.4%		610,656
Net Assets – 100.0%		154,579,069

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, amounted to $924,255, which represents 0.6% of net assets.

(d)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At February 28, 2009, the value of these securities amounted to $35,750, which represents 0.0% of net assets.

(e)  A portion of this security with a market value of $66,372 is pledged as collateral for open futures contracts.

(f)  Zero coupon bond.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)  Cost for federal income tax purposes is $178,503,725.

At February 28, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	57.3
Mortgage-Backed Securities	14.9
Corporate Fixed-Income Bonds & Notes	11.0
Government & Agency Obligations	4.6
Collateralized Mortgage Obligations	4.4
Commercial Mortgage-Backed Securities	3.8
Asset-Backed Securities	2.3
98.3
Short-Term Obligation	1.3
Other Assets & Liabilities, Net	0.4
100.0

At February 28, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	13	$1,560,406	$1,582,386	Jun-09	$(21,980)

At February 28, 2009, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	30	$6,498,281	$6,507,090	Jun-09	$8,809

Acronym	Name
ADR	American Depositary Receipt

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds – 95.8%
	Par ($)	Value ($)
Education – 5.5%
Education – 5.5%
OR Economic Development
Broadway Housing LLC,
Series 2008 A, 6.250% 04/01/23	3,250,000	3,613,545
OR Facilities Authority
Linfield College,
Series 2005 A, 5.000% 10/01/20	1,825,000	1,832,026
OR Forest Grove Student Housing
Oak Tree Foundation,
Series 2007, 5.500% 03/01/37	3,000,000	2,101,560
OR Health Sciences University
Series 1996 A,
Insured: MBIA: (a) 07/01/12	1,315,000	1,168,996
(a) 07/01/14	2,550,000	2,055,989
(a) 07/01/15	4,325,000	3,314,204
(a) 07/01/21	12,515,000	6,367,131
OR Health, Housing, Educational & Cultural Facilities Authority
Linfield College,
Series 1998 A: 4.650% 10/01/09	555,000	557,958
5.500% 10/01/18	1,000,000	932,750
Reed College,
Series 1995 A, Insured: MBIA 5.100% 07/01/10	470,000	482,366
Education Total		22,426,525
Education Total		22,426,525
Health Care – 8.7%
Continuing Care Retirement – 0.6%
OR Albany Hospital Facility Authority
Mennonite Home Albany,
Series 2004 PJ-A: 4.750% 10/01/11	660,000	617,879
5.000% 10/01/12	680,000	626,103
OR Multnomah County Hospital Facilities Authority
Terwilliger Plaza, Inc.,
Series 2006 A, 5.250% 12/01/26	1,400,000	968,128
Continuing Care Retirement Total		2,212,110

	Par ($)	Value ($)
Hospitals – 8.1%
OR Benton County Hospital Facilities Authority
Samaritan Health Services,
Series 1998:
4.800% 10/01/11	245,000	247,619
5.200% 10/01/17	2,255,000	2,262,058
OR Clackamas County Hospital Facility Authority
Legacy Health System, IBC,
Series 1999, Insured: MBIA
5.500% 02/15/13	495,000	495,995
Legacy Health System:
Series 1999: 5.000% 02/15/16	1,010,000	1,024,403
5.500% 02/15/13	5,450,000	5,460,955
5.500% 02/15/14	2,385,000	2,379,729
Series 2001: 4.600% 05/01/10	885,000	907,010
5.250% 05/01/21	4,890,000	4,967,751
5.750% 05/01/12	2,000,000	2,124,580
5.750% 05/01/16	1,500,000	1,571,835
OR Deschutes County Hospital Facilities Authority
Cascade Healthcare Community,
Series 2008, 7.375% 01/01/23	2,000,000	2,160,280
OR Medford Hospital Facilities Authority
Asante Health System,
Series 1998 A, Insured: MBIA: 5.250% 08/15/10	485,000	487,134
5.250% 08/15/11	260,000	260,725
OR Multnomah County Hospital Facilities Authority
Providence Health System,
Series 2004, 5.250% 10/01/16	2,970,000	3,170,445
OR Salem Hospital Facility Authority
Series 2006 A,
5.000% 08/15/27	3,500,000	2,956,730
Series 2008 A,
5.250% 08/15/18	2,500,000	2,512,925

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OR Umatilla County Hospital Facility Authority
Catholic Health Initiatives,
Series 2000 A, 5.750% 12/01/20	285,000	289,797
Hospitals Total		33,279,971
Health Care Total		35,492,081
Housing – 4.5%
Assisted Living/Senior – 0.3%
OR Clackamas County Hospital Facility Authority
Robison Jewish Home,
Series 2005: 5.000% 10/01/19	1,000,000	764,720
5.125% 10/01/24	1,000,000	706,070
Assisted Living/Senior Total		1,470,790
Multi-Family – 1.4%
OR Clackamas County Housing Authority
Multi-Family Housing,
Easton Ridge, Series 1996 A:
5.800% 12/01/16	2,085,000	1,830,943
5.900% 12/01/26	1,750,000	1,259,807
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008,
5.000% 12/01/13	2,455,000	2,651,744
Multi-Family Total		5,742,494
Single-Family – 2.8%
OR Housing & Community Services
Department Mortgage Single- Family Program:
Series 1991 D, 6.700% 07/01/13	140,000	140,349
Series 1998 A, 4.850% 07/01/10	120,000	121,435
Series 1999 E, 5.375% 07/01/21	2,085,000	2,106,538
Series 1999 M, AMT, 5.800% 07/01/12	120,000	120,673
Series 2000 E, Insured: FHA: 5.700% 07/01/12	335,000	341,362
5.800% 07/01/14	290,000	295,701
6.000% 07/01/20	815,000	823,036

	Par ($)	Value ($)
Series 2001 J, 5.150% 07/01/24	1,260,000	1,248,055
Series 2001 Q: 4.700% 07/01/15	480,000	491,966
4.900% 07/01/17	470,000	479,565
Series 2008 G, 5.200% 07/01/28	5,345,000	5,161,292
Single-Family Total		11,329,972
Housing Total		18,543,256
Industrials – 0.3%
Oil & Gas – 0.3%
TN Energy Acquisition Corp.
Series 2006,
5.250% 09/01/22	1,900,000	1,368,038
Oil & Gas Total		1,368,038
Industrials Total		1,368,038
Other – 26.0%
Other – 1.0%
OR Health, Housing, Educational & Cultural Facilities Authority
Goodwill Industries Lane County,
Series 1998 A, 6.650% 11/15/22 (b)	3,245,000	2,754,745
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/14	1,200,000	1,153,380
Other Total		3,908,125
Refunded/Escrowed (c) – 25.0%
OR Benton & Linn Counties
School District No. 509J, Corvallis,
Series 2003, Pre-refunded 06/01/13, Insured: FSA 5.000% 06/01/17	2,665,000	3,011,237
OR Board of Higher Education
Lottery Education,
Series 1999 A, Pre-refunded 04/01/11, Insured: FSA 5.000% 04/01/14	2,705,000	2,912,257
Series 2001 A,
Pre-refunded 08/01/11, 5.250% 08/01/14	1,225,000	1,338,411

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OR Clackamas Community College District
Series 2001,
Pre-refunded 06/15/11, Insured: FGIC 5.250% 06/15/15	1,390,000	1,513,293
OR Clackamas County Hospital Facility Authority
Kaiser Permanente,
Series 1998 A, Escrowed to Maturity, 5.375% 04/01/14	7,135,000	7,231,608
Willamette View, Inc.,
Series 1999 A, Pre-refunded 11/01/09, 6.850% 11/01/15	1,335,000	1,389,655
OR Clackamas County
School District No. 086,
Series 2000, Pre-refunded 06/15/10, 6.000% 06/15/16	2,350,000	2,504,042
School District No. 108,
Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.375% 06/15/15	1,055,000	1,151,554
School District No. 12, North Clackamas,
Series 1998, Pre-refunded 06/01/09, Insured: FGIC 5.250% 06/01/11	1,000,000	1,012,350
School District No. 7J, Lake Oswego,
Series 2001, Pre-refunded 06/01/11: 5.375% 06/01/16	1,295,000	1,411,757
5.375% 06/01/17	2,535,000	2,763,556
OR Coos County
School District No. 13, North Bend,
Series 2002, Pre-refunded 06/15/12, Insured: FSA 5.500% 06/15/15	1,765,000	1,985,060
OR Department of Transportation
Highway User Tax,
Series 2002 A, Pre-refunded 11/15/12, 5.500% 11/15/16	2,500,000	2,847,475

	Par ($)	Value ($)
OR Deschutes County Hospital Facilities Authority
Cascade Health Services, Inc.,
Series 2002, Pre-refunded 01/01/12: 5.500% 01/01/22	2,000,000	2,213,640
5.600% 01/01/27	5,550,000	6,158,224
5.600% 01/01/32	2,000,000	2,219,180
OR Deschutes County
School District No. 1,
Series 2001 A, Pre-refunded 06/15/11, Insured: FSA 5.500% 06/15/18	1,000,000	1,094,340
OR Jackson County
School District No. 4, Phoenix-Talent,
Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.500% 06/15/16	1,000,000	1,094,340
School District No. 9, Eagle Point,
Series 2000, Pre-refunded 06/15/11, 5.625% 06/15/15	1,920,000	2,106,566
OR Lebanon Urban Renewal Agency
Series 1999,
Pre-refunded 06/01/09, 5.625% 06/01/19	1,000,000	1,012,180
OR Linn County Community
School District No. 9, Lebanon,
Series 2001, Pre-refunded 06/15/13, Insured: FGIC 5.550% 06/15/21	2,000,000	2,308,220
School District No. 9,
Series 2001, Pre-refunded 06/15/13, Insured: FGIC 5.250% 06/15/15	405,000	462,231
OR Multnomah County Educational Facilities Authority
University of Portland,
Series 2000, Pre-refunded 04/01/10: 5.700% 04/01/15	1,000,000	1,052,600
6.000% 04/01/20	1,000,000	1,055,860
6.000% 04/01/25	500,000	527,930

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OR Multnomah County
School District No. 40,
Series 2001, Pre-refunded 12/01/10, Insured: FSA 5.000% 12/01/14	1,790,000	1,911,272
School District No. 7, Reynolds,
Series 2000, Pre-refunded 06/15/11, 5.625% 06/15/17	1,000,000	1,096,450
OR Multnomah-Clackamas Counties
Centennial School District No. 28-302,
Series 2001, Pre-refunded 06/15/11, Insured: FGIC: 5.375% 06/15/16	2,055,000	2,243,074
5.375% 06/15/17	2,280,000	2,488,666
5.375% 06/15/18	2,490,000	2,717,885
OR North Clackamas Parks & Recreation District Facilities
Series 1993,
Escrowed to Maturity, 5.700% 04/01/13	1,975,000	2,143,981
OR Portland Community College District
Series 2001 A,
Pre-refunded 06/01/11: 5.375% 06/01/14	1,925,000	2,098,558
5.375% 06/01/16	2,705,000	2,948,883
5.375% 06/01/17	2,540,000	2,769,006
OR Portland Urban Renewal & Redevelopment
South Park Blocks,
Series 2000 A, Pre-refunded 06/15/10, Insured: AMBAC: 5.750% 06/15/17	2,065,000	2,212,152
5.750% 06/15/19	2,580,000	2,763,851
OR Powell Valley Water District
Series 2000,
Pre-refunded 08/01/09, 6.000% 02/01/15	620,000	633,708
OR Redmond Urban Renewal Agency
South Airport Industrial Area A,
Series 1999, Pre-refunded 06/01/09, 5.700% 06/01/19	650,000	658,034

	Par ($)	Value ($)
OR Salem Water & Sewer
Series 2000,
Pre-refunded 06/01/10, Insured: FSA 5.300% 06/01/15	1,500,000	1,582,875
OR Umatilla County Hospital Facility Authority
Catholic Health Initiatives,
Series 2000 A, Escrowed to Maturity: 5.750% 12/01/20	245,000	259,688
6.000% 12/01/30	4,825,000	5,128,589
OR Washington & Clackamas Counties
School District No. 23J, Tigard,
Series 2002, Pre-refunded 06/15/12, Insured: MBIA
5.375% 06/15/17	1,500,000	1,681,020
OR Washington County
School District No. 48J, Beaverton:
Series 1999, Pre-refunded 06/01/09, Insured: FGIC 5.100% 06/01/12	500,000	505,980
Series 2001, Pre-refunded 01/01/11: 5.125% 01/01/14	2,000,000	2,141,600
5.125% 01/01/17	1,820,000	1,948,856
5.125% 01/01/18	2,260,000	2,420,008
Series 2001,
Pre-refunded 06/01/11, 5.500% 06/01/16	2,785,000	3,043,810
OR Washington, Multnomah & Yamhill Counties
School District No. 1J,
Series 1999, Pre-refunded 06/01/09, 5.250% 06/01/14	500,000	506,175
OR Yamhill County
School District No. 029J,
Series 2002, Pre-refunded 06/15/12, Insured: MBIA 5.250% 06/15/16	2,535,000	2,830,758

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VI Virgin Islands Public Finance Authority
Series 1989 A,
Escrowed to Maturity, 7.300% 10/01/18	1,185,000	1,493,242
Refunded/Escrowed Total		102,605,687
Other Total		106,513,812
Other Revenue – 2.3%
Recreation – 2.3%
OR Board of Higher Education
Lottery Education:
Series 2003 A, Insured: FSA:
5.000% 04/01/14	1,830,000	2,043,378
5.250% 04/01/11	4,000,000	4,053,560
Series 2008, 5.000% 04/01/24	3,130,000	3,304,216
Recreation Total		9,401,154
Other Revenue Total		9,401,154
Tax-Backed – 39.2%
Local Appropriated – 0.3%
OR Deschutes & Jefferson County
School District No. 02J,
Series 2004 B, Insured: FGIC
(a) 06/15/22	2,335,000	1,277,082
Local Appropriated Total		1,277,082
Local General Obligations – 23.7%
OR Aurora
Series 1999,
5.600% 06/01/24	1,205,000	1,208,446
OR Bend Municipal Airport
Series 1999 B, AMT,
5.375% 06/01/13	150,000	150,918
OR Canyonville South Umpqua Rural Fire District
Series 2001,
5.400% 07/01/31	610,000	388,131
OR Clackamas & Washington Counties
School District No. 3A,
Series 2003, Insured: FGIC (a) 06/15/17	4,000,000	2,943,360

	Par ($)	Value ($)
School District No. 3,
Series 2009, 5.000% 06/15/24	4,150,000	4,403,980
OR Clackamas Community College District
Series 2001,
Insured: FGIC 5.250% 06/15/15	110,000	116,965
OR Clackamas County
School District No. 108, Estacada,
Series 2005, Insured: FSA 5.500% 06/15/25	2,485,000	2,822,264
School District No. 115,
Series 2006 A, Insured: MBIA: (a) 06/15/25	2,250,000	888,548
(a) 06/15/26	2,610,000	962,385
School District No. 12, North Clackamas,
Series 2007 B, Insured: FSA (a) 06/15/22	4,000,000	3,738,520
Series 2007, Insured: MBIA 4.125% 06/01/27	2,000,000	1,814,240
OR Columbia County
School District No. 502, Deferred Interest,
Series 1999, Insured: FGIC: (a) 06/01/13	1,685,000	1,507,334
(a) 06/01/14	1,025,000	877,277
OR Deschutes County
Administrative School District No. 1,
Series 2007, Insured: FGIC 4.500% 06/15/20	5,000,000	5,308,700
OR Jackson County
School District No. 009,
Series 2005, Insured: MBIA: 5.500% 06/15/20	1,000,000	1,154,840
5.500% 06/15/21	1,410,000	1,615,733
School District No. 549C,
Series 2008: 4.625% 06/15/27	1,500,000	1,493,490
4.625% 06/15/28	1,660,000	1,631,797
4.625% 06/15/30	2,000,000	1,932,780

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
School District No. 6, Central Point,
Series 2000, 6.000% 06/15/09	1,090,000	1,106,862
OR Jefferson County
School District No. 509J, Madras School District,
Series 2002, Insured: FGIC 5.250% 06/15/18	1,075,000	1,145,875
OR Josephine County
Unit School District, Three Rivers,
Series 2005, Insured: FGIC: 5.000% 12/15/15	1,000,000	1,130,960
5.000% 12/15/16	1,000,000	1,134,710
OR Lane County
School District No. 19, Springfield:
Series 1997, Insured: FGIC: 6.000% 10/15/12	1,740,000	1,945,250
6.000% 10/15/14	1,310,000	1,492,509
Series 2006, Insured: FSA (a) 06/15/25	5,160,000	2,086,756
School District No. 4J, Eugene,
Series 2002: 5.000% 07/01/12	1,000,000	1,106,480
5.250% 07/01/13	1,000,000	1,134,120
OR Linn Benton Community College
Series 2001,
Insured: FGIC (a) 06/15/13	1,000,000	891,270
Series 2002,
Insured: FGIC (a) 06/15/14	1,000,000	849,910
OR Linn County
Community School District No. 9, Lebanon,
Series 2001, Insured: FGIC 5.250% 06/15/15	305,000	337,171
OR Madras Aquatic Center District
Series 2005,
5.000% 06/01/22	1,695,000	1,792,496

	Par ($)	Value ($)
OR Multnomah-Clackamas Counties
Centennial School District No. 28JT,
Series 2006, Insured: AMBAC (a) 06/01/16	2,260,000	1,643,427
OR Portland Limited Tax
Series 2001 B:
(a) 06/01/13	1,500,000	1,350,900
(a) 06/01/16	3,500,000	2,764,370
(a) 06/01/18	4,000,000	2,831,360
(a) 06/01/19	4,000,000	2,665,280
(a) 06/01/20	4,000,000	2,496,000
OR Portland
Series 2005,
5.000% 06/01/16	3,075,000	3,485,082
OR Tri-County Metropolitan Transportation District
Series 2003 A,
5.000% 09/01/15	1,000,000	1,083,830
Series 2005 A,
Insured: FSA 5.000% 09/01/17	4,250,000	4,747,463
OR Tualatin Hills Park & Recreation District
Series 1998,
Insured: FGIC 5.750% 03/01/14	990,000	1,136,886
OR Washington & Clackamas Counties
School District No. 23J, Tigard:
Series 2000, (a) 06/15/18	2,700,000	1,881,792
Series 2005, Insured: MBIA 5.000% 06/15/21	6,575,000	7,193,707
OR Washington Clackamas & Yamhill Counties
School District No. 88J,
Series 2007 B, Insured: MBIA 4.500% 06/15/23	8,125,000	8,303,019
OR Washington Multnomah & Yamhill Counties
School District No. 1J:
Series 1998, 5.000% 11/01/13	1,100,000	1,230,966

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006, Insured: MBIA (a) 06/15/25	4,065,000	1,591,895
OR Yamhill County
School District No. 029J,
Series 2005, Insured: FGIC 5.500% 06/15/21	1,000,000	1,162,210
School District No. 40,
Series 1997, Insured: FGIC 6.000% 06/01/09	500,000	505,640
Local General Obligations Total		97,187,904
Special Non-Property Tax – 1.8%
OR Department of Transportation
Series 2007 A,
5.000% 11/15/16	6,305,000	7,289,778
Special Non-Property Tax Total		7,289,778
Special Property Tax – 4.8%
OR Hood River Urban Renewal Agency
Series 1996,
6.250% 12/15/11	535,000	501,851
OR Keizer
Series 2008,
5.200% 06/01/31	2,500,000	2,322,425
OR Lebanon Urban Renewal Agency
Series 2000:
5.750% 06/01/15	1,120,000	951,720
6.000% 06/01/20	1,580,000	1,268,946
OR Medford Urban Renewal
Series 1996,
5.875% 09/01/10	345,000	345,897
OR Portland Airport Way Urban Renewal & Redevelopment
Convention Center,
Series 2000 A, Insured: AMBAC: 5.750% 06/15/17	1,500,000	1,555,335
5.750% 06/15/18	2,050,000	2,120,951
OR Portland River District Urban Renewal & Redevelopment
Series 2003 A,
Insured: AMBAC: 5.000% 06/15/17	1,500,000	1,622,130
5.000% 06/15/18	3,070,000	3,148,500
5.000% 06/15/20	2,000,000	2,012,920

	Par ($)	Value ($)
OR Redmond Urban Renewal Agency
Downtown Area B,
Series 1999: 5.650% 06/01/13	720,000	660,283
5.850% 06/01/19	785,000	649,650
OR Seaside Urban Renewal Agency
Greater Seaside Urban Renewal,
Series 2001, 5.250% 06/01/15	1,000,000	874,390
OR Veneta Urban Renewal Agency
Series 2001:
5.375% 02/15/16	700,000	614,334
5.625% 02/15/21	1,100,000	887,480
Special Property Tax Total		19,536,812
State Appropriated – 5.6%
OR Department of Administrative Services
Certificates of Participation:
Series 1999 A, Insured: AMBAC: 5.000% 05/01/13	4,240,000	4,304,702
5.000% 05/01/14	1,000,000	1,015,260
Series 2002 B, Insured: MBIA 5.250% 05/01/10	840,000	876,616
Series 2002 C, Insured: MBIA: 5.250% 11/01/15	1,000,000	1,058,110
5.250% 11/01/17	5,000,000	5,227,150
Series 2002 E, Insured: FSA 5.000% 11/01/13	1,470,000	1,605,681
Series 2007 A, Insured FGIC: 5.000% 05/01/24	2,630,000	2,659,745
5.000% 05/01/25	2,780,000	2,796,485
5.000% 05/01/26	2,800,000	2,796,612
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
LOC: Government Development Bank for Puerto Rico 5.750% 08/01/27	750,000	737,978
State Appropriated Total		23,078,339
State General Obligations – 3.0%
OR Board of Higher Education
Deferred Interest,
Series 2001 A, (a) 08/01/17	1,050,000	777,703

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1996 A,
(a) 08/01/14	490,000	419,401
Series 2001 A:
5.250% 08/01/14	255,000	273,717
5.250% 08/01/16	780,000	836,098
Series 2004 D,
5.000% 08/01/24	3,620,000	3,737,505
OR Elderly & Disabled Housing
Series 2001 B,
4.950% 08/01/20	985,000	991,383
OR State
Series 2002 A,
5.250% 10/15/15	1,735,000	1,906,834
OR Veterans Welfare
Series 2000 80A,
5.700% 10/01/32	1,320,000	1,331,893
PR Commonwealth of Puerto Rico
Series 2004 A,
5.000% 07/01/30	1,000,000	957,780
Series 2006 A,
5.250% 07/01/23	1,000,000	888,710
State General Obligations Total		12,121,024
Tax-Backed Total		160,490,939
Transportation – 0.7%
Airports – 0.2%
OR Port of Portland International Airport
Series 1998 12B,
Insured: FGIC 5.250% 07/01/12	1,000,000	1,012,350
Airports Total		1,012,350
Ports – 0.5%
OR Port of Morrow
Series 2007:
4.875% 06/01/20	750,000	556,410
5.000% 06/01/25	1,000,000	692,870
OR Port of St. Helens
Series 1999:
5.600% 08/01/14	315,000	296,346
5.750% 08/01/19	425,000	376,660
Ports Total		1,922,286
Transportation Total		2,934,636

	Par ($)	Value ($)
Utilities – 8.6%
Independent Power Producers – 0.7%
OR Western Generation Agency
Series 2006 A,
5.000% 01/01/21	3,000,000	2,236,950
Wauna Cogeneration,
Series 2006 A, 5.000% 01/01/20	1,000,000	760,630
Independent Power Producers Total		2,997,580
Investor Owned – 2.1%
OR Port of St. Helens Pollution Control
Portland General Electric Co.:
Series 1985 A, 4.800% 04/01/10	5,195,000	5,135,102
Series 1985 B, 4.800% 06/01/10	3,500,000	3,453,625
Investor Owned Total		8,588,727
Municipal Electric – 3.0%
OR Emerald Peoples Utility District
Series 1996,
Insured: FGIC: 7.350% 11/01/10	2,160,000	2,332,152
7.350% 11/01/11	2,000,000	2,238,920
7.350% 11/01/12	2,490,000	2,870,746
7.350% 11/01/13	2,675,000	3,145,319
Series 2003 A,
Insured: FSA 5.250% 11/01/20	605,000	636,272
OR Eugene Electric Utilities System
Series 2001 B,
Insured: FSA 5.250% 08/01/13	1,040,000	1,112,072
Municipal Electric Total		12,335,481
Water & Sewer – 2.8%
OR Myrtle Point Water
Series 2000,
6.000% 12/01/20	510,000	526,091
OR Portland Water Systems
Series 2004 B,
5.000% 10/01/13	730,000	827,382
Series 2006 B,
5.000% 10/01/16	5,330,000	6,111,378
OR Sheridan Water
Series 1998,
5.350% 04/01/18	300,000	271,824

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2000:
6.200% 05/01/15	625,000	618,656
6.450% 05/01/20	520,000	501,545
OR Washington County Housing Authority
Clean Water Services Sewer,
Series 2004 Lien, Insured: MBIA 5.000% 10/01/13	2,310,000	2,602,977
Water & Sewer Total		11,459,853
Utilities Total		35,381,641
Total Municipal Bonds (cost of $386,410,993)		392,552,082
	Shares
Investment Companies – 3.3%
Columbia Tax-Exempt Reserves (7 day yield of 0.884%) (e)	11,787,858	11,787,858
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.790%)	1,769,500	1,769,500
Total Investment Companies (cost of $13,557,358)		13,557,358
Short-Term Obligation – 0.0%
	Par ($)
Variable Rate Demand Note (d) – 0.0%
WI University Hospitals & Clinics
Series 2008 B,
LOC: U.S. Bank N.A. 0.600% 04/01/34	100,000	100,000
Variable Rate Demand Note Total		100,000
Total Short-Term Obligation (cost of $100,000)		100,000
Total Investments – 99.1% (cost of $400,068,351) (f)		406,209,440
Other Assets & Liabilities, Net – 0.9%		3,644,289
Net Assets – 100.0%		409,853,729

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2009, the value of these securities amounted to $2,754,745, which represents 0.7% of net assets.

Security	Acquisition Date	Acquisition Cost
OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,245,000

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflect the rate as of February 28, 2009.

(e)  Investments in affiliates during the six month period ended February 28, 2009:

Security Name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.884%)
Shares as of 08/31/08:	-
Shares purchased:	19,030,858
Shares sold:	(7,243,000)
Shares as of 02/28/09:	11,787,858
Net realized gain (loss):	$-
Dividend income earned:	$10,528
Value at end of period:	$11,787,858

(f)  Cost for federal income tax purposes is $399,904,075.

At February 28, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	39.2
Other	26.0
Health Care	8.7
Utilities	8.6
Education	5.5
Housing	4.5
Other Revenue	2.3
Transportation	0.7
Industrials	0.3
	95.8
Investment Companies	3.3
Short-Term Obligation	0.0	*
Other Assets & Liabilities, Net	0.9
	100.0

* Rounds to less than 0.01%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

IBC	Insured Bond Certificates

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Conservative High Yield Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 88.4%
	Par ($)	Value ($)
Basic Materials – 8.9%
Chemicals – 1.7%
Agricultural Chemicals – 1.2%
Mosaic Co.
7.625% 12/01/16 (a)	3,610,000	3,465,600
Terra Capital, Inc.
7.000% 02/01/17	2,305,000	2,097,550
		5,563,150
Chemicals-Diversified – 0.5%
Huntsman International LLC
6.875% 11/15/13 (a)	1,975,000	1,001,523
7.875% 11/15/14	2,620,000	1,244,500
		2,246,023
Chemicals Total		7,809,173
Forest Products & Paper – 1.8%
Paper & Related Products – 1.8%
Cascades, Inc.
7.250% 02/15/13	3,705,000	2,121,113
Domtar Corp.
7.125% 08/15/15	4,870,000	3,311,600
Georgia-Pacific Corp.
8.000% 01/15/24	3,965,000	2,973,750
		8,406,463
Forest Products & Paper Total		8,406,463
Iron/Steel – 2.6%
Steel-Producers – 2.6%
Russel Metals, Inc.
6.375% 03/01/14	3,775,000	3,020,000
Steel Dynamics, Inc.
7.750% 04/15/16 (a)	6,535,000	5,031,950
United States Steel Corp.
7.000% 02/01/18	5,030,000	3,769,648
		11,821,598
Iron/Steel Total		11,821,598
Metals & Mining – 2.8%
Diversified Minerals – 0.6%
FMG Finance Ltd.
10.625% 09/01/16 (a)	3,335,000	2,834,750
		2,834,750
Metal-Diversified – 2.2%
Freeport-McMoran Copper & Gold, Inc.
8.375% 04/01/17	11,975,000	10,328,437
		10,328,437
Metals & Mining Total		13,163,187
Basic Materials Total		41,200,421

	Par ($)	Value ($)
Communications – 16.8%
Media – 6.6%
Broadcast Services/Programs – 0.5%
Liberty Media LLC
8.250% 02/01/30	3,935,000	2,290,930
		2,290,930
Cable TV – 5.1%
Cablevision Systems Corp.
8.000% 04/15/12	925,000	894,938
CSC Holdings, Inc.
7.625% 04/01/11	3,750,000	3,712,500
8.625% 02/15/19 (a)	1,070,000	995,100
DirecTV Holdings LLC
6.375% 06/15/15	9,465,000	8,589,487
EchoStar DBS Corp.
6.625% 10/01/14	10,330,000	9,297,000
		23,489,025
Multimedia – 1.0%
Lamar Media Corp.
6.625% 08/15/15	1,345,000	840,625
Quebecor Media, Inc.
7.750% 03/15/16	4,765,000	3,883,475
		4,724,100
Media Total		30,504,055
Telecommunication Services – 10.2%
Cellular Telecommunications – 2.4%
Digicel Ltd.
9.250% 09/01/12 (a)	3,490,000	3,149,725
MetroPCS Wireless, Inc.
9.250% 11/01/14	3,060,000	2,891,700
Nextel Communications, Inc.
7.375% 08/01/15	4,570,000	2,102,200
Wind Acquisition Financial SA
10.750% 12/01/15 (a)	3,050,000	3,057,625
		11,201,250
Satellite Telecommunications – 1.8%
Inmarsat Finance PLC
7.625% 06/30/12	630,000	618,188
10.375% 11/15/12	4,145,000	4,227,900
Intelsat Corp.
9.250% 06/15/16 (a)	4,065,000	3,709,312
		8,555,400
Telecommunication Equipment – 0.6%
Lucent Technologies, Inc.
6.450% 03/15/29	7,325,000	2,655,312
		2,655,312

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Telecommunication Services – 0.4%
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	2,040,000	1,932,900
		1,932,900
Telephone-Integrated – 5.0%
Citizens Communications Co.
7.875% 01/15/27	6,455,000	4,712,150
Qwest Communications International, Inc.
7.500% 02/15/14	900,000	762,750
Qwest Corp.
7.500% 10/01/14	2,725,000	2,421,844
7.500% 06/15/23	1,990,000	1,502,450
8.875% 03/15/12	4,745,000	4,673,825
Windstream Corp.
7.000% 03/15/19	5,205,000	4,476,300
8.625% 08/01/16	4,920,000	4,723,200
		23,272,519
Telecommunication Services Total		47,617,381
Communications Total		78,121,436
Consumer Cyclical – 7.5%
Apparel – 0.3%
Apparel Manufacturers – 0.3%
Levi Strauss & Co.
9.750% 01/15/15	1,810,000	1,502,300
		1,502,300
Apparel Total		1,502,300
Auto Parts & Equipment – 0.7%
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.
8.000% 07/01/13	435,000	195,750
		195,750
Rubber-Tires – 0.6%
Goodyear Tire & Rubber Co.
8.625% 12/01/11	1,055,000	844,000
9.000% 07/01/15	2,771,000	2,092,105
		2,936,105
Auto Parts & Equipment Total		3,131,855
Entertainment – 0.4%
Music – 0.4%
WMG Acquisition Corp.
7.375% 04/15/14	2,775,000	1,817,625
		1,817,625
Entertainment Total		1,817,625

	Par ($)	Value ($)
Home Builders – 1.5%
Building-Residential/Commercial – 1.5%
D.R. Horton, Inc.
5.625% 09/15/14	2,750,000	2,083,125
5.625% 01/15/16	880,000	677,600
KB Home
5.875% 01/15/15	5,425,000	4,123,000
		6,883,725
Home Builders Total		6,883,725
Lodging – 1.5%
Casino Hotels – 0.5%
MGM Mirage
7.500% 06/01/16	5,555,000	2,235,887
		2,235,887
Gambling (Non-Hotel) – 1.0%
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (a)	5,135,000	1,694,550
Seminole Indian Tribe of Florida
7.804% 10/01/20 (a)	4,105,000	3,209,043
		4,903,593
Lodging Total		7,139,480
Retail – 2.9%
Retail-Apparel/Shoe – 0.6%
Phillips-Van Heusen Corp.
7.250% 02/15/11	2,660,000	2,500,400
8.125% 05/01/13	290,000	263,175
		2,763,575
Retail-Computer Equipment – 0.6%
GameStop Corp./GameStop, Inc.
8.000% 10/01/12	2,720,000	2,720,000
		2,720,000
Retail-Hypermarkets – 0.3%
New Albertsons, Inc.
8.000% 05/01/31	1,915,000	1,560,725
		1,560,725
Retail-Propane Distributors – 1.4%
AmeriGas Partners LP
7.125% 05/20/16	4,130,000	3,840,900
7.250% 05/20/15	835,000	780,725
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	1,165,000	1,118,400
8.750% 03/01/15 (a)	800,000	784,000
		6,524,025
Retail Total		13,568,325

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Textiles – 0.2%
Textile-Products – 0.2%
INVISTA
9.250% 05/01/12 (a)	1,055,000	970,600
		970,600
Textiles Total		970,600
Consumer Cyclical Total		35,013,910
Consumer Non-Cyclical – 12.9%
Agriculture – 0.6%
Tobacco – 0.6%
Reynolds American, Inc.
7.625% 06/01/16	3,440,000	3,021,909
		3,021,909
Agriculture Total		3,021,909
Beverages – 1.2%
Beverages-Wine/Spirits – 1.2%
Constellation Brands, Inc.
8.125% 01/15/12	5,820,000	5,761,800
		5,761,800
Beverages Total		5,761,800
Biotechnology – 0.8%
Medical-Biomedical/Gene – 0.8%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	3,790,000	3,600,500
		3,600,500
Biotechnology Total		3,600,500
Commercial Services – 2.8%
Commercial Services – 0.6%
Iron Mountain, Inc.
8.000% 06/15/20	2,910,000	2,735,400
		2,735,400
Funeral Services & Related Items – 0.8%
Service Corp. International
6.750% 04/01/16	700,000	637,000
7.375% 10/01/14	3,215,000	3,070,325
		3,707,325
Private Corrections – 1.4%
Corrections Corp. of America
7.500% 05/01/11	5,105,000	5,105,000
GEO Group, Inc.
8.250% 07/15/13	1,432,000	1,288,800
		6,393,800
Commercial Services Total		12,836,525

	Par ($)	Value ($)
Food – 1.7%
Food-Dairy Products – 0.4%
Dean Foods Co.
7.000% 06/01/16	2,075,000	1,971,250
		1,971,250
Food-Meat Products – 0.8%
Smithfield Foods, Inc.
7.750% 07/01/17	820,000	492,000
Tyson Foods, Inc.
10.500% 03/01/14 (a)	3,565,000	3,360,012
		3,852,012
Food-Miscellaneous/Diversified – 0.5%
Del Monte Corp.
6.750% 02/15/15	2,435,000	2,325,425
		2,325,425
Food Total		8,148,687
Healthcare Products – 0.7%
Medical Products – 0.7%
Biomet, Inc.
PIK,
10.375% 10/15/17	3,625,000	3,162,813
		3,162,813
Healthcare Products Total		3,162,813
Healthcare Services – 3.0%
Medical-Hospitals – 3.0%
HCA, Inc.
9.250% 11/15/16	3,850,000	3,522,750
PIK,
9.625% 11/15/16	12,380,000	10,337,300
		13,860,050
Healthcare Services Total		13,860,050
Household Products/Wares – 0.3%
Consumer Products-Miscellaneous – 0.3%
American Greetings Corp.
7.375% 06/01/16	2,965,000	1,526,975
		1,526,975
Household Products/Wares Total		1,526,975
Pharmaceuticals – 1.8%
Medical-Drugs – 0.9%
Elan Finance PLC
5.234% 11/15/11 (b)	885,000	730,125
8.875% 12/01/13	3,285,000	2,628,000
Warner Chilcott Corp.
8.750% 02/01/15	840,000	789,600
		4,147,725

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Pharmacy Services – 0.9%
Omnicare, Inc.
6.750% 12/15/13	4,380,000	4,073,400
		4,073,400
Pharmaceuticals Total		8,221,125
Consumer Non-Cyclical Total		60,140,384
Energy – 16.0%
Coal – 2.0%
Arch Western Finance LLC
6.750% 07/01/13	5,850,000	5,469,750
Massey Energy Co.
6.875% 12/15/13	4,155,000	3,656,400
		9,126,150
Coal Total		9,126,150
Oil & Gas – 8.8%
Oil & Gas Drilling – 0.4%
Pride International, Inc.
7.375% 07/15/14	2,035,000	2,024,825
		2,024,825
Oil Companies-Exploration & Production – 7.3%
Chesapeake Energy Corp.
6.375% 06/15/15	9,420,000	7,700,850
9.500% 02/15/15	595,000	553,350
Cimarex Energy Co.
7.125% 05/01/17	3,335,000	2,734,700
KCS Energy, Inc.
7.125% 04/01/12	2,255,000	2,001,312
Newfield Exploration Co.
6.625% 09/01/14	6,095,000	5,424,550
OPTI Canada, Inc.
8.250% 12/15/14	5,650,000	1,921,000
PetroHawk Energy Corp.
7.875% 06/01/15 (a)	2,120,000	1,823,200
Pioneer Natural Resources Co.
5.875% 07/15/16	2,430,000	1,853,444
Quicksilver Resources, Inc.
7.125% 04/01/16	4,695,000	3,098,700
Range Resources Corp.
7.500% 05/15/16	3,945,000	3,649,125
Southwestern Energy Co.
7.500% 02/01/18 (a)	3,555,000	3,359,475
		34,119,706

	Par ($)	Value ($)
Oil Refining & Marketing – 1.1%
Frontier Oil Corp.
8.500% 09/15/16	1,485,000	1,433,025
Tesoro Corp.
6.625% 11/01/15	4,350,000	3,545,250
		4,978,275
Oil & Gas Total		41,122,806
Oil, Gas & Consumable Fuels – 0.3%
Oil Companies-Exploration & Production – 0.3%
Forest Oil Corp.
8.500% 02/15/14 (a)	1,450,000	1,319,500
		1,319,500
Oil, Gas & Consumable Fuels Total		1,319,500
Pipelines – 4.9%
Atlas Pipeline Partners LP
8.125% 12/15/15	3,700,000	2,349,500
Colorado Interstate Gas Co.
6.800% 11/15/15	1,342,000	1,230,717
El Paso Corp.
6.875% 06/15/14	1,750,000	1,546,685
7.250% 06/01/18	755,000	666,288
El Paso Performance-Linked Trust
7.750% 07/15/11 (a)	6,175,000	5,827,743
Kinder Morgan Finance Co. ULC
5.700% 01/05/16	5,190,000	4,515,300
MarkWest Energy Partners LP
6.875% 11/01/14	3,745,000	2,630,862
8.500% 07/15/16	345,000	248,400
Williams Companies, Inc.
7.625% 07/15/19	1,160,000	1,084,600
8.125% 03/15/12	1,800,000	1,773,000
7.875% 09/01/21	870,000	813,450
8.750% 01/15/20 (a)	290,000	288,550
		22,975,095
Pipelines Total		22,975,095
Energy Total		74,543,551
Financials – 1.4%
Banks – 0.3%
Special Purpose Entity – 0.3%
Goldman Sachs Capital II
5.793% 12/29/49 (b)	4,060,000	1,576,969
		1,576,969
Banks Total		1,576,969

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Insurance – 0.5%
Property/Casualty Insurance – 0.5%
Crum & Forster Holdings Corp.
7.750% 05/01/17	3,145,000	2,453,100
		2,453,100
Insurance Total		2,453,100
Real Estate Investment Trusts (REITs) – 0.6%
REITS-Hotels – 0.6%
Host Marriott LP
6.375% 03/15/15	2,755,000	1,983,600
6.750% 06/01/16	950,000	684,000
		2,667,600
Real Estate Investment Trusts (REITs) Total		2,667,600
Financials Total		6,697,669
Health Care – 0.5%
Health Services – 0.5%
Community Health Systems, Inc.
8.875% 07/15/15	2,380,000	2,252,075
Health Services Total		2,252,075
Health Care Total		2,252,075
Industrials – 15.0%
Aerospace & Defense – 2.6%
Aerospace/Defense-Equipment – 1.0%
BE Aerospace, Inc.
8.500% 07/01/18	4,410,000	3,516,975
Moog, Inc.
7.250% 06/15/18 (a)	1,295,000	1,165,500
		4,682,475
Electronics-Military – 1.6%
L-3 Communications Corp.
5.875% 01/15/15	3,840,000	3,542,400
6.375% 10/15/15	4,200,000	3,969,000
		7,511,400
Aerospace & Defense Total		12,193,875
Electrical Components & Equipment – 1.2%
Wire & Cable Products – 1.2%
Belden, Inc.
7.000% 03/15/17	2,360,000	1,852,600

	Par ($)	Value ($)
General Cable Corp.
3.810% 04/01/15 (b)	1,535,000	1,059,150
7.125% 04/01/17	2,915,000	2,506,900
		5,418,650
Electrical Components & Equipment Total		5,418,650
Electronics – 0.5%
Electronic Components-Miscellaneous – 0.5%
Flextronics International Ltd.
3.344% 10/01/14 (b)(c)	289,162	189,401
3.675% 10/01/14 (b)(c)	42,595	27,900
3.685% 10/01/14 (b)(c)	895,118	586,302
6.250% 11/15/14	1,260,000	1,058,400
Flextronics International Ltd. (Term Loan)
3.344% 10/01/14 (b)(c)	166,992	109,380
3.675% 10/01/14 (b)(c)	35,307	23,126
3.685% 10/01/14 (b)(c)	545,826	357,516
		2,352,025
Electronics Total		2,352,025
Environmental Control – 1.4%
Non-Hazardous Waste Disposal – 1.4%
Allied Waste North America, Inc.
7.125% 05/15/16	6,740,000	6,504,100
		6,504,100
Environmental Control Total		6,504,100
Machinery-Construction & Mining – 0.8%
Terex Corp.
8.000% 11/15/17	4,625,000	3,723,125
		3,723,125
Machinery-Construction & Mining Total		3,723,125
Machinery-Diversified – 1.2%
Machinery-General Industry – 1.2%
Manitowoc Co., Inc.
7.125% 11/01/13	3,445,000	2,549,300
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	3,130,000	2,918,725
		5,468,025
Machinery-Diversified Total		5,468,025
Miscellaneous Manufacturing – 2.0%
Diversified Manufacturing Operators – 1.6%
Bombardier, Inc.
6.300% 05/01/14 (a)	6,200,000	4,154,000

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Koppers Holdings, Inc.
(d) 11/15/14
(9.875% 11/15/09)	1,785,000	1,463,700
Trinity Industries, Inc.
6.500% 03/15/14	2,530,000	2,099,900
		7,717,600
Miscellaneous Manufacturing – 0.4%
American Railcar Industries, Inc.
7.500% 03/01/14	2,540,000	1,752,600
		1,752,600
Miscellaneous Manufacturing Total		9,470,200
Packaging & Containers – 2.2%
Containers-Metal/Glass – 2.2%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	3,715,000	3,742,863
Owens-Illinois, Inc.
7.500% 05/15/10	3,555,000	3,608,325
Silgan Holdings, Inc.
6.750% 11/15/13	3,255,000	2,994,600
		10,345,788
Packaging & Containers Total		10,345,788
Transportation – 3.1%
Transportation-Marine – 1.9%
Navios Maritime Holdings, Inc.
9.500% 12/15/14	2,545,000	1,527,000
Stena AB
7.500% 11/01/13	4,930,000	3,697,500
Teekay Corp.
8.875% 07/15/11	3,796,000	3,606,200
		8,830,700
Transportation-Railroad – 0.6%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	3,220,000	2,849,700
		2,849,700
Transportation-Services – 0.6%
Bristow Group, Inc.
7.500% 09/15/17	3,720,000	2,669,100
		2,669,100
Transportation Total		14,349,500
Industrials Total		69,825,288

	Par ($)	Value ($)
Utilities – 9.4%
Electric – 9.2%
Electric-Generation – 3.6%
AES Corp.
7.750% 03/01/14	3,665,000	3,289,337
8.000% 10/15/17	3,135,000	2,664,750
Edison Mission Energy
7.000% 05/15/17	5,475,000	4,626,375
Intergen NV
9.000% 06/30/17 (a)	6,730,000	6,326,200
		16,906,662
Electric-Integrated – 2.4%
CMS Energy Corp.
6.875% 12/15/15	2,855,000	2,640,764
Ipalco Enterprises, Inc.
7.250% 04/01/16 (a)	3,850,000	3,542,000
TXU Energy Co. LLC (Term Loan)
3.909% 10/10/14 (b)(c)	40,000	24,952
3.948% 10/10/14 (b)(c)	3,900,000	2,433,069
4.451% 10/10/14 (b)	30,000	18,716
4.451% 10/10/14 (b)(c)	30,000	18,716
PIK,
3.948% 10/10/14 (b)(c)	3,900,000	2,433,070
		11,111,287
Independent Power Producer – 3.2%
Dynegy Holdings, Inc.
7.125% 05/15/18	5,905,000	3,070,600
Mirant North America LLC
7.375% 12/31/13	5,425,000	4,963,875
NRG Energy, Inc.
7.375% 02/01/16	2,750,000	2,536,875
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (a)	5,270,000	4,216,000
		14,787,350
Electric Total		42,805,299
Gas – 0.2%
Gas-Distribution – 0.2%
Centerpoint Energy, Inc.
5.950% 02/01/17	420,000	342,533
6.500% 05/01/18	710,000	583,656
		926,189
Gas Total		926,189
Utilities Total		43,731,488
Total Corporate Fixed-Income Bonds & Notes (cost of $492,152,506)		411,526,222

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2009 (Unaudited)

Municipal Bonds – 0.4%
	Par ($)	Value ($)
Virginia – 0.4%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46	3,635,000	1,885,765
Virginia Total		1,885,765
Total Municipal Bonds (cost of $3,634,683)		1,885,765
Short-Term Obligation – 10.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.210%, collateralized by a U.S. Government Agency Obligation maturing 03/15/10, market value of $49,182,638 (repurchase proceeds $48,213,844)	48,213,000	48,213,000
Total Short-Term Obligation (cost of $48,213,000)		48,213,000
Total Investments – 99.1% (cost of $544,000,189) (e)		461,624,987
Other Assets & Liabilities, Net – 0.9%		4,051,857
Net Assets – 100.0%		465,676,844

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid except for the following, amounted to $65,285,958, which represents 14.0% of net assets.

Security	Acquisition Date	Par	Cost	Value
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07- 10/04/07	$4,105,000	$4,167,863	$3,209,043

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(c)  Loan participation agreement.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(e)  Cost for federal income tax purposes is $545,010,848.

At February 28, 2009, the asset allocation of the fund is as follows:

Assets Allocation	% of Net Assets
Communications	16.8
Energy	16.0
Industrial	15.0
Consumer Non-Cyclical	12.9
Utilities	9.4
Basic Materials	8.9
Consumer Cyclical	7.5
Financials	1.4
Health Care	0.5
Municipal Bond	0.4
88.8
Short-Term Obligation	10.3
Other Assets & Liabilities, Net	0.9
100.0

Forward foreign currency exchange contract outstanding on February 28, 2009:

Forward Currency Contract to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$1,026,769	$1,020,519	03/19/09	$(6,250)

Acronym	Name
EUR	Euro

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Funds

February 28, 2009 (Unaudited)

	($)	($)	($)	($)	($)	($)	($)
	Columbia International Stock Fund	Columbia Mid Cap Growth Fund	Columbia Small Cap Growth Fund I	Columbia Technology Fund	Columbia Balanced Fund	Columbia Oregon Intermediate Municipal Bond Fund	Columbia Conservative High Yield Fund
Assets
Unaffiliated investments, at identified cost	549,450,115	889,718,416	314,663,519	197,204,739	176,394,415	388,280,493	495,787,189
Affiliated investments, at identified cost	—	—	—	—	—	11,787,858	—
Repurchase agreements, at cost	1,662,000	29,181,000	14,879,000	18,044,000	2,036,000	—	48,213,000
Total investments, at cost	551,112,115	918,899,416	329,542,519	215,248,739	178,430,415	400,068,351	544,000,189
Unaffiliated investments, at value	370,122,920	718,406,688	265,336,146	169,546,823	151,932,413	394,421,582	413,411,987
Affiliated investments, at value	—	—	—	—	—	11,787,858	—
Repurchase agreement, at value	1,662,000	29,181,000	14,879,000	18,044,000	2,036,000	—	48,213,000
Total investments, at value	371,784,920	747,587,688	280,215,146	187,590,823	153,968,413	406,209,440	461,624,987
Cash	896	257	844	804	1,085	543	1,575
Foreign currency (cost of $383,251, $—, $—, $—, $—, $— and $—, respectively)	374,160	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	881,462	—	—	—	—	—	—
Receivable for:
Investments sold	3,010,170	13,984,119	9,307,564	4,612,707	2,264,149	—	3,826,988
Fund shares sold	875,937	2,301,872	1,403,744	271,461	42,846	96,998	1,692,676
Dividends	885,698	1,033,472	57,375	185,524	355,136	—	—
Interest	18	308	157	190	585,503	4,650,925	10,237,546
Foreign withholding tax	919,000	—	—	—	—	—	—
Expense reimbursement due from investment advisor	53,801	—	9,328	75,967	—	45,429	—
Trustees' deferred compensation plan	86,070	49,104	15,401	12,422	15,974	19,460	43,185
Other assets	43,766	66,786	218,028	38,118	20,604	29,205	16,759
Total Assets	378,915,898	765,023,606	291,227,587	192,788,016	157,253,710	411,052,000	477,443,716
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	2,113,571	—	—	—	—	—	6,250
Written options, at value (premium of $27,940, $—, $—, $—, $—, $— and $—, respectively)	25,785	—	—	—	—	—	—
Payable for:
Investments purchased	1,894,613	18,336,404	3,625,812	1,448,306	2,295,198	—	7,840,145
Fund shares repurchased	563,718	1,078,681	498,932	616,948	192,773	561,736	1,684,922
Futures variation margin	—	—	—	—	10,453	—	—
Distributions	—	—	—	—	—	368,581	1,506,982
Investment advisory fee	275,415	493,339	205,244	135,299	63,983	157,844	229,694
Transfer agent fee	122,054	265,305	44,741	37,865	15,471	24,562	202,849
Trustees' fees	2,114	55,291	715	4,931	6,263	935	15,534
Audit fee	25,484	27,695	25,730	16,443	24,682	26,921	26,575
Legal fee	29,413	33,622	11,278	18,071	15,452	11,393	26,003
Pricing and bookkeeping fees	19,410	11,868	10,442	19,476	12,364	12,232	20,898
Custody fee	81,316	7,762	6,007	11,036	2,874	5,022	3,371
Distribution and service fees	33,565	24,061	13,605	31,761	11,259	7,208	54,502
Reports to shareholders	65,780	73,016	2,205	1,766	6,184	2,222	91,523
Chief compliance officer expenses	205	232	126	206	167	104	130
Trustees' deferred compensation plan	86,070	49,104	15,401	12,422	15,974	19,460	43,185
Other liabilities	797	40	13,382	1,208	1,544	51	14,309
Total Liabilities	5,339,310	20,456,420	4,473,620	2,355,738	2,674,641	1,198,271	11,766,872
Net Assets	373,576,588	744,567,186	286,753,967	190,432,278	154,579,069	409,853,729	465,676,844
Net Assets Consist of
Paid-in capital	826,337,642	1,201,334,677	451,830,512	384,146,476	197,129,341	403,683,169	672,615,595
Undistributed (Overdistributed) net investment income	6,410,518	137,055	—	—	659,453	129,115	—
Accumulated net investment loss	—	—	(1,070,789)	(915,414)	—	—	(1,911,784)
Accumulated net realized loss	(278,472,381)	(285,592,818)	(114,678,383)	(165,140,868)	(18,734,552)	(99,644)	(122,649,859)
Net unrealized appreciation (depreciation) on:
Investments	(179,327,195)	(171,311,728)	(49,327,373)	(27,657,916)	(24,462,002)	6,141,089	(82,375,202)
Foreign currency translations	(1,374,151)	—	—	—	—	—	(1,906)
Futures contracts	—	—	—	—	(13,171)	—	—
Written options	2,155	—	—	—	—	—	—
Net Assets	373,576,588	744,567,186	286,753,967	190,432,278	154,579,069	409,853,729	465,676,844

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Columbia Funds

February 28, 2009 (Unaudited)

	Columbia International Stock Fund	Columbia Mid Cap Growth Fund	Columbia Small Cap Growth Fund I	Columbia Technology Fund	Columbia Balanced Fund	Columbia Oregon Intermediate Municipal Bond Fund	Columbia Conservative High Yield Fund
Class A
Net assets	$102,828,352	$37,954,936	$33,106,524	$59,292,459	$9,562,114	$12,561,520	$62,589,745
Shares outstanding	14,509,211	3,015,246	2,146,401	10,751,134	550,029	1,049,880	9,973,113
Net asset value per share (a)(b)	$7.09	$12.59	$15.42	$5.51	$17.38	$11.96	$6.28
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	3.25%	4.75%
Maximum offering price per share (c)	$7.52	$13.36	$16.36	$5.85	$18.44	$12.36	$6.59
Class B
Net assets	$5,066,827	$7,164,301	$1,818,735	$5,055,853	$5,512,670	$596,728	$28,080,979
Shares outstanding	740,451	601,090	120,206	953,048	317,687	49,874	4,474,437
Net asset value and offering price per share (a)(b)	$6.84	$11.92	$15.13	$5.30	$17.35	$11.96	$6.28
Class C
Net assets	$8,832,032	$6,966,888	$6,538,658	$18,710,643	$5,307,802	$9,167,681	$20,149,506
Shares outstanding	1,284,031	582,918	432,306	3,520,363	305,807	766,225	3,210,518
Net asset value and offering price per share (a)(b)	$6.88	$11.95	$15.13	$5.31	$17.36	$11.96	$6.28
Class R
Net assets	—	$1,451,366	—	—	—	—	—
Shares outstanding	—	116,213	—	—	—	—	—
Net asset value and offering price per share	—	$12.49	—	—	—	—	—
Class T
Net assets	—	$13,984,396	—	—	—	—	—
Shares outstanding	—	1,110,459	—	—	—	—	—
Net asset value per share (a)	—	$12.59	—	—	—	—	—
Maximum sales charge		5.75%
Maximum offering price per share (c)	—	$13.36	—	—	—	—	—
Class Z
Net assets	$256,849,377	$677,045,299	$245,290,050	$107,373,323	$134,196,483	$387,527,800	$354,856,614
Shares outstanding	35,830,322	52,655,870	15,787,391	19,191,322	7,727,125	32,389,344	56,543,401
Net asset value and offering price per share (b)	$7.17	$12.86	$15.54	$5.59	$17.37	$11.96	$6.28

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) Redemption price per share is equal to net asset value less any applicable redemption fees.

(c) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Funds

For the Six Months Ended February 28, 2009 (Unaudited)

	($)	($)	($)	($)	($)	($)	($)
	Columbia International Stock Fund	Columbia Mid Cap Growth Fund	Columbia Small Cap Growth Fund I	Columbia Technology Fund	Columbia Balanced Fund	Columbia Oregon Intermediate Municipal Bond Fund	Columbia Conservative High Yield Fund
Investment Income
Dividends	8,078,974	5,089,766	760,756	827,001	1,169,777	—	—
Dividends from affiliates	—	—	—	—	—	10,528	—
Interest	22,127	58,474	45,614	42,026	1,960,870	9,141,073	20,195,010
Foreign taxes withheld	(690,541)	(38,015)	—	(26,829)	(248)	—	—
Total Investment Income	7,410,560	5,110,225	806,370	842,198	3,130,399	9,151,601	20,195,010
Expenses
Investment advisory fee	2,302,391	3,587,211	1,343,959	1,056,207	421,120	976,383	1,351,995
Distribution fee:
Class B	28,604	36,029	7,657	24,116	23,270	2,104	111,205
Class C	45,148	31,162	25,338	94,326	17,241	28,989	69,432
Class R	—	3,254	—	—	—	—	—
Service fee:
Class A	172,393	54,854	41,274	102,619	12,412	13,028	67,941
Class B	9,535	12,010	2,552	8,079	7,757	701	37,068
Class C	15,049	10,387	8,446	31,529	5,747	9,663	23,144
Shareholder services fee - Class T	—	25,799	—	—	—	—	—
Transfer agent fee	567,557	764,846	240,668	299,490	99,439	74,076	416,080
Pricing and bookkeeping fees	73,007	71,916	47,965	52,490	44,888	62,135	68,413
Trustees' fees	25,745	35,421	12,657	14,118	11,946	13,461	19,312
Custody fee	201,022	20,656	15,986	14,646	9,237	9,072	8,139
Chief compliance officer expenses	464	541	361	362	362	346	363
Other expenses	225,100	256,233	128,867	137,925	94,343	101,936	137,212
Expenses before interest expense	3,666,015	4,910,319	1,875,730	1,835,907	747,762	1,291,894	2,310,304
Interest expense	3,181	—	—	—	—	—	—
Total Expenses	3,669,196	4,910,319	1,875,730	1,835,907	747,762	1,291,894	2,310,304
Fees waived by transfer agent	(211,614)	—	—	—	—	—	—
Fees waived or expenses reimbursed by investment advisor	(88,737)	—	(30,736)	(96,624)	—	(259,142)	—
Fees waived by distributor - Class C	—	—	—	—	—	(13,528)	(13,886)
Expense reductions	—	(151)	(1,136)	(347)	(6)	(2,263)	(130)
Net Expenses	3,368,845	4,910,168	1,843,858	1,738,936	747,756	1,016,961	2,296,288
Net Investment Income (Loss)	4,041,715	200,057	(1,037,488)	(896,738)	2,382,643	8,134,640	17,898,722

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Funds

For the Six Months Ended February 28, 2009 (Unaudited) (continued)

	($)	($)	($)	($)	($)	($)	($)
	Columbia International Stock Fund	Columbia Mid Cap Growth Fund	Columbia Small Cap Growth Fund I	Columbia Technology Fund	Columbia Balanced Fund	Columbia Oregon Intermediate Municipal Bond Fund	Columbia Conservative High Yield Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts, Written Options and Credit Default Swap Contracts
Net realized gain (loss) on:
Investments	(207,358,727)	(275,402,625)	(102,276,343)	(118,742,890)	(17,697,275)	(247,850)	(51,215,366)
Foreign currency transactions and forward foreign currency exchange contracts	(18,149,630)	(10,613)	—	(2,914)	—	—	238,236
Futures contracts	—	—	—	—	(109,844)	176,711	—
Written options	567,408	163,250	—	—	—	—	—
Credit default swap contracts	—	—	—	—	—	—	(177,056)
Net realized gain (loss)	(224,940,949)	(275,249,988)	(102,276,343)	(118,745,804)	(17,807,119)	(71,139)	(51,154,186)
Net change in unrealized appreciation (depreciation) on:
Investments	(176,458,818)	(346,089,394)	(94,608,624)	(49,038,790)	(39,415,416)	(3,238,532)	(45,958,864)
Foreign currency translations and forward foreign currency exchange contracts	3,623,468	459	—	230	—	—	3,598
Futures contracts	—	—	—	—	(13,871)	—	—
Written options	(134,936)	(20,300)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(172,970,286)	(346,109,235)	(94,608,624)	(49,038,560)	(39,429,287)	(3,238,532)	(45,955,266)
Net Loss	(397,911,235)	(621,359,223)	(196,884,967)	(167,784,364)	(57,236,406)	(3,309,671)	(97,109,452)
Net Increase (Decrease) Resulting from Operations	(393,869,520)	(621,159,166)	(197,922,455)	(168,681,102)	(54,853,763)	4,824,969	(79,210,730)

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Funds

Increase (Decrease) in Net Assets	Columbia International Stock Fund		Columbia Mid Cap Growth Fund		Columbia Small Cap Growth Fund I		Columbia Technology Fund
	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations
Net investment income (loss)	4,041,715	26,230,017	200,057	(4,034,375)	(1,037,488)	(1,914,834)	(896,738)	(2,728,745)
Net realized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts, futures contracts, written options and credit default swap contracts	(224,940,949)	41,658,043	(275,249,988)	73,654,134	(102,276,343)	(4,868,937)	(118,745,804)	(35,387,716)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, futures contracts and written options	(172,970,286)	(271,209,838)	(346,109,235)	(86,939,898)	(94,608,624)	4,243,839	(49,038,560)	(26,425,433)
Net increase (decrease) resulting from operations	(393,869,520)	(203,321,778)	(621,159,166)	(17,320,139)	(197,922,455)	(2,539,932)	(168,681,102)	(64,541,894)
Distributions to Shareholders
From net investment income:
Class A	—	(9,432,860)	—	—	—	—	—	—
Class B	—	(671,765)	—	—	—	—	—	—
Class C	—	(704,627)	—	—	—	—	—	—
Class Z	—	(34,647,077)	—	—	—	—	—	—
From net realized gains:
Class A	(6,160,763)	(32,176,830)	(1,358,400)	(7,449,915)	—	(2,852,442)	—	(8,118,379)
Class B	(334,111)	(2,998,328)	(314,199)	(2,671,575)	—	(179,710)	—	(570,106)
Class C	(536,917)	(3,138,414)	(263,576)	(1,418,104)	—	(349,068)	—	(2,475,187)
Class R	—	—	(39,054)	(125,444)	—	—	—	—
Class T	—	—	(545,428)	(4,023,387)	—	—	—	—
Class Z	(15,741,395)	(109,632,234)	(25,918,950)	(198,592,083)	—	(28,831,023)	—	(10,480,382)
Total Distributions to Shareholders	(22,773,186)	(193,402,135)	(28,439,607)	(214,280,508)	—	(32,212,243)	—	(21,644,054)
Net Capital Stock Transactions	(98,790,487)	(81,735,879)	(13,998,545)	79,545,772	75,153,118	201,401,030	(42,229,447)	193,663,602
Redemption Fees	6,846	32,159	—	—	—	—	—	—
Total increase (decrease) in net assets	(515,426,347)	(478,427,633)	(663,597,318)	(152,054,875)	(122,769,337)	166,648,855	(210,910,549)	107,477,654
Net Assets
Beginning of period	889,002,935	1,367,430,568	1,408,164,504	1,560,219,379	409,523,304	242,874,449	401,342,827	293,865,173
End of period	373,576,588	889,002,935	744,567,186	1,408,164,504	286,753,967	409,523,304	190,432,278	401,342,827
Undistributed (Overdistributed) net investment income, at end of period	6,410,518	2,368,803	137,055	—	—	—	—	—
Accumulated net investment loss, at end of period	—	—	—	(63,002)	(1,070,789)	(33,301)	(915,414)	(18,676)

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Columbia Funds

Increase (Decrease) in Net Assets	Columbia Balanced Fund		Columbia Oregon Intermediate Municipal Bond Fund		Columbia Conservative High Yield Fund
	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations
Net investment income (loss)	2,382,643	4,769,381	8,134,640	15,601,337	17,898,722	44,653,217
Net realized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts, futures contracts, written options and credit default swap contracts	(17,807,119)	148,613	(71,139)	2,710	(51,154,186)	(32,866,454)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, futures contracts and written options	(39,429,287)	(4,604,672)	(3,238,532)	1,580,839	(45,955,266)	(9,037,506)
Net increase (decrease) resulting from operations	(54,853,763)	313,322	4,824,969	17,184,886	(79,210,730)	2,749,257
Distributions to Shareholders
From net investment income:
Class A	(141,442)	(181,589)	(204,609)	(244,762)	(2,182,507)	(5,617,372)
Class B	(66,359)	(108,589)	(8,964)	(21,708)	(1,081,722)	(2,594,827)
Class C	(44,264)	(36,152)	(136,364)	(165,652)	(690,132)	(1,633,855)
Class Z	(2,359,038)	(4,759,119)	(7,775,170)	(15,146,964)	(14,494,979)	(35,546,349)
From net realized gains:
Class A	—	(42,359)	—	—	—	—
Class B	—	(41,396)	—	—	—	—
Class C	—	(11,431)	—	—	—	—
Class R	—	—	—	—	—	—
Class T	—	—	—	—	—	—
Class Z	—	(1,153,447)	—	—	—	—
Total Distributions to Shareholders	(2,611,103)	(6,334,082)	(8,125,107)	(15,579,086)	(18,449,340)	(45,392,403)
Net Capital Stock Transactions	14,458,899	(8,432,031)	13,364,700	22,433,776	(9,380,226)	(186,827,688)
Redemption Fees	—	—	—	—	—	—
Total increase (decrease) in net assets	(43,005,967)	(14,452,791)	10,064,562	24,039,576	(107,040,296)	(229,470,834)
Net Assets
Beginning of period	197,585,036	212,037,827	399,789,167	375,749,591	572,717,140	802,187,974
End of period	154,579,069	197,585,036	409,853,729	399,789,167	465,676,844	572,717,140
Undistributed (overdistributed) net investment income, at end of period	659,453	887,913	129,115	119,582	—	—
Accumulated net investment loss, at end of period	—	—	—	—	(1,911,784)	(1,361,166)

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia International Stock Fund				Columbia Mid Cap Growth Fund
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008		(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	313,002	2,886,576	975,202	16,730,687	868,009	14,016,530	1,189,780	30,192,118
Distributions reinvested	637,598	5,521,601	2,202,887	37,096,606	92,516	1,248,047	263,684	6,958,613
Redemptions	(2,028,506)	(18,538,954)	(2,503,358)	(42,265,055)	(644,157)	(9,722,039)	(558,061)	(13,959,242)
Net increase (decrease)	(1,077,906)	(10,130,777)	674,731	11,562,238	316,368	5,542,538	895,403	23,191,489
Class B
Subscriptions	34,747	303,778	70,938	1,181,285	53,859	748,583	91,800	2,208,736
Distributions reinvested	34,698	290,772	185,273	3,044,038	22,692	290,458	97,190	2,456,004
Redemptions	(327,125)	(2,983,275)	(800,526)	(13,109,714)	(183,739)	(2,597,121)	(216,194)	(5,193,517)
Net decrease	(257,680)	(2,388,725)	(544,315)	(8,884,391)	(107,188)	(1,558,080)	(27,204)	(528,777)
Class C
Subscriptions	38,462	351,653	95,461	1,579,479	189,701	2,583,890	390,973	9,599,134
Distributions reinvested	48,757	410,532	179,202	2,958,629	16,018	205,511	44,557	1,128,627
Redemptions	(261,760)	(2,437,613)	(311,754)	(5,191,712)	(226,976)	(3,570,499)	(141,809)	(3,297,549)
Net increase (decrease)	(174,541)	(1,675,428)	(37,091)	(653,604)	(21,257)	(781,098)	293,721	7,430,212
Class R
Subscriptions	—	—	—	—	57,899	845,184	52,197	1,293,922
Distributions reinvested	—	—	—	—	2,133	28,557	4,120	108,221
Redemptions	—	—	—	—	(21,035)	(309,800)	(12,260)	(298,056)
Net increase	—	—	—	—	38,997	563,941	44,057	1,104,087
Class T
Subscriptions	—	—	—	—	9,464	144,984	15,680	404,273
Distributions reinvested	—	—	—	—	39,726	536,305	149,423	3,947,762
Redemptions	—	—	—	—	(80,003)	(1,239,783)	(87,386)	(2,241,391)
Net increase (decrease)	—	—	—	—	(30,813)	(558,494)	77,717	2,110,644
Class Z
Subscriptions	2,977,442	27,664,678	3,255,835	56,183,125	4,762,822	74,878,877	6,345,510	161,605,779
Distributions reinvested	826,410	7,239,005	3,044,744	51,669,244	1,250,271	17,216,230	4,848,079	130,170,927
Redemptions	(12,999,155)	(119,499,240)	(11,607,704)	(191,612,491)	(7,149,882)	(109,302,459)	(9,407,154)	(245,538,589)
Net increase (decrease)	(9,195,303)	(84,595,557)	(5,307,125)	(83,760,122)	(1,136,789)	(17,207,352)	1,786,435	46,238,117

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Small Cap Growth Fund I				Columbia Technology Fund
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008		(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,106,142	20,080,187	1,300,483	37,263,371	2,154,442	14,768,812	9,909,915	113,413,674
Distributions reinvested	—	—	88,853	2,726,015	—	—	524,254	6,306,776
Redemptions	(548,056)	(10,369,235)	(382,678)	(10,694,676)	(5,513,202)	(34,842,699)	(5,750,661)	(59,634,796)
Net increase (decrease)	558,086	9,710,952	1,006,658	29,294,710	(3,358,760)	(20,073,887)	4,683,508	60,085,654
Class B
Subscriptions	37,390	713,433	74,312	2,095,819	61,611	395,493	447,305	4,894,865
Distributions reinvested	—	—	5,795	176,045	—	—	40,585	474,030
Redemptions	(19,858)	(358,784)	(17,548)	(487,833)	(260,657)	(1,602,730)	(276,613)	(2,839,009)
Net increase (decrease)	17,532	354,649	62,559	1,784,031	(199,046)	(1,207,237)	211,277	2,529,886
Class C
Subscriptions	245,133	4,760,400	254,182	7,075,964	147,498	969,665	2,841,735	32,444,710
Distributions reinvested	—	—	11,411	346,671	—	—	115,830	1,356,366
Redemptions	(119,037)	(2,155,459)	(33,081)	(898,404)	(1,352,011)	(8,712,117)	(1,455,517)	(14,746,150)
Net increase (decrease)	126,096	2,604,941	232,512	6,524,231	(1,204,513)	(7,742,452)	1,502,048	19,054,926
Class Z
Subscriptions	5,788,714	111,727,869	6,765,958	192,384,904	4,413,225	28,014,371	14,754,503	165,653,340
Distributions reinvested	—	—	733,603	22,602,322	—	—	795,555	9,689,861
Redemptions	(2,656,079)	(49,245,293)	(1,778,786)	(51,189,168)	(6,405,954)	(41,220,242)	(6,036,452)	(63,350,065)
Net increase (decrease)	3,132,635	62,482,576	5,720,775	163,798,058	(1,992,729)	(13,205,871)	9,513,606	111,993,136

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Balanced Fund				Columbia Oregon Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008		(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	315,286	6,220,822	234,243	5,750,552	247,040	2,928,218	534,896	6,468,236
Distributions reinvested	6,221	123,447	7,632	190,439	12,560	147,496	13,577	163,573
Redemptions	(217,188)	(4,204,198)	(61,892)	(1,526,712)	(55,550)	(657,154)	(161,887)	(1,955,965)
Net increase (decrease)	104,319	2,140,071	179,983	4,414,279	204,050	2,418,560	386,586	4,675,844
Class B
Subscriptions	82,300	1,610,455	109,424	2,682,377	9,508	111,082	3,769	45,316
Distributions reinvested	3,038	60,444	5,366	134,645	574	6,737	1,199	14,466
Redemptions	(82,410)	(1,565,262)	(81,305)	(2,008,400)	(7,402)	(88,272)	(27,814)	(334,529)
Net increase (decrease)	2,928	105,637	33,485	808,622	2,680	29,547	(22,846)	(274,747)
Class C
Subscriptions	226,602	4,442,536	85,196	2,081,093	165,109	1,963,183	585,163	7,095,783
Distributions reinvested	1,969	38,255	1,568	39,110	4,776	56,103	5,168	62,225
Redemptions	(56,520)	(1,082,254)	(29,299)	(722,081)	(53,683)	(630,022)	(31,559)	(380,864)
Net increase (decrease)	172,051	3,398,537	57,465	1,398,122	116,202	1,389,264	558,772	6,777,144
Class Z
Subscriptions	1,066,155	21,857,955	575,998	14,167,692	2,324,519	27,263,350	3,436,233	41,557,481
Distributions reinvested	112,986	2,249,633	230,027	5,759,342	491,876	5,771,107	938,095	11,317,742
Redemptions	(784,632)	(15,292,934)	(1,416,000)	(34,980,088)	(2,002,851)	(23,507,128)	(3,442,463)	(41,619,688)
Net increase (decrease)	394,509	8,814,654	(609,975)	(15,053,054)	813,544	9,527,329	931,865	11,255,535

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Conservative High Yield Fund
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	3,341,057	20,812,738	1,848,022	14,702,780
Distributions reinvested	299,300	1,873,247	612,446	4,859,130
Redemptions	(2,672,799)	(17,247,163)	(6,227,566)	(49,559,113)
Net increase (decrease)	967,558	5,438,822	(3,767,098)	(29,997,203)
Class B
Subscriptions	131,874	818,985	122,459	967,631
Distributions reinvested	120,492	753,195	230,065	1,824,137
Redemptions	(797,054)	(5,060,427)	(1,558,840)	(12,351,913)
Net increase (decrease)	(544,688)	(3,488,247)	(1,206,316)	(9,560,145)
Class C
Subscriptions	597,413	3,749,314	95,162	750,825
Distributions reinvested	75,773	473,374	137,201	1,088,045
Redemptions	(486,957)	(3,067,864)	(1,352,814)	(10,813,809)
Net increase (decrease)	186,229	1,154,824	(1,120,451)	(8,974,939)
Class Z
Subscriptions	9,933,448	61,947,972	7,934,712	63,102,454
Distributions reinvested	835,438	5,232,216	1,543,670	12,239,087
Redemptions	(12,474,899)	(79,665,813)	(26,827,150)	(213,636,942)
Net increase (decrease)	(1,706,013)	(12,485,625)	(17,348,768)	(138,295,401)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class A Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$14.02		$19.93		$18.89		$15.76		$13.04		$11.34
Income from Investment Operations:
Net investment income (a)	0.06		0.37	(b)	0.26		0.26		0.25		0.01
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(6.57)		(3.43)		3.04		3.17		2.47		1.69
Total from investment operations	(6.51)		(3.06)		3.30		3.43		2.72		1.70
Less Distributions to Shareholders:
From net investment income	—		(0.64)		(0.29)		(0.13)		—	(c)	—
From net realized gains	(0.42)		(2.21)		(1.97)		(0.17)		—		—
Total distributions to shareholders	(0.42)		(2.85)		(2.26)		(0.30)		—	(c)	—
Redemption Fees:
Redemption fees added to paid-in-capital (a)(c)	—		—		—		—		—		—
Net Asset Value, End of Period	$7.09		$14.02		$19.93		$18.89		$15.76		$13.04
Total return (d)(e)	(46.96	)%(f)	(17.74)%		18.46	%(g)	21.98%		20.89%		14.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.41	%(i)	1.23	%(h)	1.24	%(h)	1.19	%(h)	1.25	%(h)	1.72	%(h)
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—	%(j)	—		—
Net expenses	1.41	%(i)	1.23	%(h)	1.24	%(h)	1.19	%(h)	1.25	%(h)	1.72	%(h)
Waiver/Reimbursement	0.11	%(i)	0.09%		0.10%		0.08%		0.09%		0.09%
Net investment income	1.34	%(i)	2.17	%(h)	1.33	%(h)	1.49	%(h)	1.71	%(h)	0.10	%(h)
Portfolio turnover rate	64	%(f)	63%		65%		95%		66%		90%
Net assets, end of period (000's)	$102,828		$218,484		$297,149		$277,295		$71,270		$24,119

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$13.61		$19.40		$18.44		$15.37		$12.81		$11.23
Income from Investment Operations:
Net investment income (loss) (a)	0.03		0.20	(b)	0.09		0.11		0.07		(0.09)
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(6.38)		(3.29)		2.99		3.14		2.49		1.67
Total from investment operations	(6.35)		(3.09)		3.08		3.25		2.56		1.58
Less Distributions to Shareholders:
From net investment income	—		(0.49)		(0.15)		(0.01)		—		—
From net realized gains	(0.42)		(2.21)		(1.97)		(0.17)		—		—
Total distributions to shareholders	(0.42)		(2.70)		(2.12)		(0.18)		—		—
Redemption Fees:
Redemption fees added to paid-in-capital (a)(c)	—		—		—		—		—		—
Net Asset Value, End of Period	$6.84		$13.61		$19.40		$18.44		$15.37		$12.81
Total return (d)(e)	(47.21	)%(f)	(18.31)%		17.54	%(g)	21.30%		19.98%		14.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.16	%(i)	1.98	%(h)	1.99	%(h)	1.94	%(h)	2.01	%(h)	2.50	%(h)
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—	%(j)	—		—
Net expenses	2.16	%(i)	1.98	%(h)	1.99	%(h)	1.94	%(h)	2.01	%(h)	2.50	%(h)
Waiver/Reimbursement	0.11	%(i)	0.09%		0.10%		0.08%		0.10%		0.18%
Net investment income (loss)	0.66	%(i)	1.18	%(h)	0.49	%(h)	0.62	%(h)	0.47	%(h)	(0.69	)%(h)
Portfolio turnover rate	64	%(f)	63%		65%		95%		66%		90%
Net assets, end of period (000's)	$5,067		$13,580		$29,925		$42,585		$12,026		$10,221

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,								Period Ended August 31,
Class C Shares	2009		2008		2007		2006		2005		2004 (a)
Net Asset Value, Beginning of Period	$13.68		$19.49		$18.51		$15.43		$12.86		$12.27
Income from Investment Operations:
Net investment income (loss) (b)	0.03		0.23	(c)	0.11		0.13		0.07		(0.01)
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(6.41)		(3.34)		2.99		3.13		2.50		0.60
Total from investment operations	(6.38)		(3.11)		3.10		3.26		2.57		0.59
Less Distributions to Shareholders:
From net investment income	—		(0.49)		(0.15)		(0.01)		—		—
From net realized gains	(0.42)		(2.21)		(1.97)		(0.17)		—		—
Total distributions to shareholders	(0.42)		(2.70)		(2.12)		(0.18)		—		—
Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—		—		—		—		—
Net Asset Value, End of Period	$6.88		$13.68		$19.49		$18.51		$15.43		$12.86
Total return (e)(f)	(47.18	)%(g)	(18.33)%		17.59	%(h)	21.28%		19.98%		4.81	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.16	%(j)	1.98	%(i)	1.99	%(i)	1.94	%(i)	2.01	%(i)	2.11	%(i)(j)
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(k)	—		—
Net expenses	2.16	%(j)	1.98	%(i)	1.99	%(i)	1.94	%(i)	2.01	%(i)	2.11	%(i)(j)
Waiver/Reimbursement	0.11	%(j)	0.09%		0.10%		0.08%		0.10%		0.35	%(i)(j)
Net investment income (loss)	0.62	%(j)	1.38	%(i)	0.57	%(i)	0.75	%(i)	0.46	%(i)	(0.05	)%(j)
Portfolio turnover rate	64	%(g)	63%		65%		95%		66%		90%
Net assets, end of period (000's)	$8,832		$19,946		$29,144		$27,806		$904		$632

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$14.15		$20.09		$19.03		$15.85		$13.14		$11.40
Income from Investment Operations:
Net investment income (a)	0.08		0.40	(b)	0.31		0.29		0.25		0.11
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(6.64)		(3.44)		3.06		3.23		2.53		1.67
Total from investment operations	(6.56)		(3.04)		3.37		3.52		2.78		1.78
Less Distributions to Shareholders:
From net investment income	—		(0.69)		(0.34)		(0.17)		(0.07)		(0.04)
From net realized gains	(0.42)		(2.21)		(1.97)		(0.17)		—		—
Total distributions to shareholders	(0.42)		(2.90)		(2.31)		(0.34)		(0.07)		(0.04)
Redemption Fees:
Redemption fees added to paid-in-capital (a)(c)	—		—		—		—		—		—
Net Asset Value, End of Period	$7.17		$14.15		$20.09		$19.03		$15.85		$13.14
Total return (d)(e)	(46.88	)%(f)	(17.52)%		18.73	%(g)	22.45%		21.20%		15.65%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.16	%(i)	0.98	%(h)	0.99	%(h)	0.94	%(h)	1.00	%(h)	1.10	%(h)
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—	%(j)	—		—
Net expenses	1.16	%(i)	0.98	%(h)	0.99	%(h)	0.94	%(h)	1.00	%(h)	1.10	%(h)
Waiver/Reimbursement	0.11	%(i)	0.09%		0.10%		0.08%		0.10%		0.18%
Net investment income	1.63	%(i)	2.32	%(h)	1.55	%(h)	1.63	%(h)	1.71	%(h)	0.81	%(h)
Portfolio turnover rate	64	%(f)	63%		65%		95%		66%		90%
Net assets, end of period (000's)	$256,849		$636,992		$1,011,212		$1,005,878		$964,495		$558,082

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class A Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$23.47		$27.51		$24.01		$22.16		$16.99		$18.09
Income from Investment Operations:
Net investment loss (a)	(0.01)		(0.12)		(0.01	)(b)	(0.10)		(0.15)		(0.23)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(10.38)		(0.06)		4.97		2.26		5.32		(0.87)
Total from investment operations	(10.39)		(0.18)		4.96		2.16		5.17		(1.10)
Less Distributions to Shareholders:
From net realized gains	(0.49)		(3.86)		(1.46)		(0.31)		—		—
Net Asset Value, End of Period	$12.59		$23.47		$27.51		$24.01		$22.16		$16.99
Total return (c)	(44.41	)%(d)	(2.21)%		21.24%		9.76	%(e)	30.43	%(e)	(6.08	)%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.29	%(g)	1.18%		1.17%		1.21%		1.23%		1.53%
Interest expense	—		—	%(h)	—	%(h)	—		—	%(h)	—
Net expenses (f)	1.29	%(g)	1.18%		1.17%		1.21%		1.23%		1.53%
Waiver/Reimbursement	—		—		—		0.01%		0.05%		0.02%
Net investment loss (f)	(0.17	)%(g)	(0.48)%		(0.05)%		(0.43)%		(0.76)%		(1.21)%
Portfolio turnover rate	62	%(d)	149%		171%		67%		104%		139%
Net assets, end of period (000's)	$37,955		$63,337		$49,614		$12,654		$6,078		$4,432

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects special dividends. The effect of these dvidends amounted to $0.07 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$22.35		$26.47		$23.32		$21.69		$16.75		$17.98
Income from Investment Operations:
Net investment loss (a)	(0.07)		(0.30)		(0.20	)(b)	(0.28)		(0.30)		(0.36)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(9.87)		(0.04)		4.81		2.22		5.24		(0.87)
Total from investment operations	(9.94)		(0.34)		4.61		1.94		4.94		(1.23)
Less Distributions to Shareholders:
From net realized gains	(0.49)		(3.78)		(1.46)		(0.31)		—		—
Net Asset Value, End of Period	$11.92		$22.35		$26.47		$23.32		$21.69		$16.75
Total return (c)	(44.63	)%(d)	(2.92)%		20.33%		8.95	%(e)	29.49	%(e)	(6.84	)%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	2.04	%(g)	1.93%		1.92%		1.96%		1.98%		2.29%
Interest expense	—		—	%(h)	—	%(h)	—		—	%(h)	—
Net expenses (f)	2.04	%(g)	1.93%		1.92%		1.96%		1.98%		2.29%
Waiver/Reimbursement	—		—		—		0.01%		0.05%		0.10%
Net investment loss (f)	(0.93	)%(g)	(1.23)%		(0.79)%		(1.19)%		(1.51)%		(1.97)%
Portfolio turnover rate	62	%(d)	149%		171%		67%		104%		139%
Net assets, end of period (000's)	$7,164		$15,829		$19,472		$7,452		$6,377		$5,079

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects special dividends. The effect of these dvidends amounted to $0.07 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,								Period Ended August 31,
Class C Shares	2009		2008		2007		2006		2005		2004 (a)
Net Asset Value, Beginning of Period	$22.41		$26.53		$23.37		$21.74		$16.79		$17.88
Income from Investment Operations:
Net investment loss (b)	(0.07)		(0.30)		(0.21	)(c)	(0.28)		(0.30)		(0.30)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(9.90)		(0.04)		4.83		2.22		5.25		(0.79)
Total from investment operations	(9.97)		(0.34)		4.62		1.94		4.95		(1.09)
Less Distributions to Shareholders:
From net realized gains	(0.49)		(3.78)		(1.46)		(0.31)		—		—
Net Asset Value, End of Period	$11.95		$22.41		$26.53		$23.37		$21.74		$16.79
Total return (d)	(44.64	)%(e)	(2.91)%		20.33%		8.93	%(f)	29.48	%(f)	(6.10	)%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	2.04	%(h)	1.93%		1.92%		1.96%		1.98%		2.18	%(h)
Interest expense	—		—	%(i)	—	%(i)	—		—	%(i)	—
Net expenses (g)	2.04	%(h)	1.93%		1.92%		1.96%		1.98%		2.18	%(h)
Waiver/Reimbursement	—		—		—		0.01%		0.05%		0.08	%(h)
Net investment loss (g)	(0.92	)%(h)	(1.23)%		(0.81)%		(1.16)%		(1.52)%		(1.83	)%(h)
Portfolio turnover rate	62	%(e)	149%		171%		67%		104%		139%
Net assets, end of period (000's)	$6,967		$13,540		$8,237		$2,454		$674		$501

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects special dividends. The effect of these dvidends amounted to $0.07 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Class R Shares	2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$23.32		$27.39		$23.97		$24.44
Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.18)		(0.15	)(c)	(0.10)
Net realized and unrealized gain on investments, foreign currency and written options	(10.31)		(0.06)		5.03		(0.37)
Total from investment operations	(10.34)		(0.24)		4.88		(0.47)
Less Distributions to Shareholders:
From net realized gains	(0.49)		(3.83)		(1.46)		—
Net Asset Value, End of Period	$12.49		$23.32		$27.39		$23.97
Total return (d)	(44.48	)%(e)	(2.44)%		20.93%		(1.92	)%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.54	%(g)	1.43%		1.42%		1.47	%(g)
Interest expense	—		—	%(h)	—	%(h)	—
Net expenses (f)	1.54	%(g)	1.43%		1.42%		1.47	%(g)
Net investment loss (f)	(0.39	)%(g)	(0.74)%		(0.57)%		(0.66	)%(g)
Portfolio turnover rate	62	%(e)	149%		171%		67%
Net assets, end of period (000's)	$1,451		$1,800		$908		$57

(a)  Class R shares were initially offered on January 23, 2006. Total return reflects activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects special dividends. The effect of these dvidends amounted to $0.07 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class T Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$23.48		$27.53		$24.04		$22.20		$17.03		$18.12
Income from Investment Operations:
Net investment loss (a)	(0.02)		(0.14)		(0.03	)(b)	(0.12)		(0.16)		(0.22)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(10.38)		(0.06)		4.98		2.27		5.33		(0.87)
Total from investment operations	(10.40)		(0.20)		4.95		2.15		5.17		(1.09)
Less Distributions to Shareholders:
From net realized gains	(0.49)		(3.85)		(1.46)		(0.31)		—		—
Net Asset Value, End of Period	$12.59		$23.48		$27.53		$24.04		$22.20		$17.03
Total return (c)	(44.43	)%(d)	(2.27)%		21.17%		9.70	%(e)	30.36	%(e)	(6.02	)%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.34	%(g)	1.23%		1.22%		1.26%		1.28%		1.50%
Interest expense	—		—	%(h)	—	%(h)	—		—	%(h)	—
Net expenses (f)	1.34	%(g)	1.23%		1.22%		1.26%		1.28%		1.50%
Waiver/Reimbursement	—		—		—		0.01%		0.05%		0.01%
Net investment loss (f)	(0.22	)%(g)	(0.53)%		(0.10)%		(0.50)%		(0.82)%		(1.19)%
Portfolio turnover rate	62	%(d)	149%		171%		67%		104%		139%
Net assets, end of period (000's)	$13,984		$26,801		$29,282		$27,101		$27,969		$25,236

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects special dividends. The effect of these dvidends amounted to $0.07 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$23.92		$27.93		$24.35		$22.41		$17.14		$18.17
Income from Investment Operations:
Net investment income (loss) (a)	0.01		(0.06)		0.05	(b)	(0.05)		(0.10)		(0.14)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(10.58)		(0.07)		5.04		2.30		5.37		(0.89)
Total from investment operations	(10.57)		(0.13)		5.09		2.25		5.27		(1.03)
Less Distributions to Shareholders:
From net investment income	—		—		(0.05)		—		—		—
From net realized gains	(0.49)		(3.88)		(1.46)		(0.31)		—		—
Total distributions to shareholders	(0.49)		(3.88)		(1.51)		(0.31)		—		—
Net Asset Value, End of Period	$12.86		$23.92		$27.93		$24.35		$22.41		$17.14
Total return (c)	(44.32	)%(d)	(1.97)%		21.49%		10.06	%(e)	30.75	%(e)	(5.67	)%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.04	%(g)	0.93%		0.92%		0.96%		0.98%		1.07%
Interest expense	—		—	%(h)	—	%(h)	—		—	%(h)	—
Net expenses (f)	1.04	%(g)	0.93%		0.92%		0.96%		0.98%		1.07%
Waiver/Reimbursement	—		—		—		0.01%		0.05%		0.05%
Net investment income (loss) (f)	0.08	%(g)	(0.23)%		0.20%		(0.20)%		(0.52)%		(0.75)%
Portfolio turnover rate	62	%(d)	149%		171%		67%		104%		139%
Net assets, end of period (000's)	$677,045		$1,286,857		$1,452,707		$807,089		$799,505		$825,988

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects special dividends. The effect of these dvidends amounted to $0.07 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Class A Shares	2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$27.82		$31.69		$30.29		$27.47
Income from Investment Operations:
Net investment loss (b)	(0.08)		(0.24)		(0.25)		(0.30)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(12.32)		0.17		6.38		4.01
Total from investment operations	(12.40)		(0.07)		6.13		3.71
Less Distributions to Shareholders:
From net realized gains	—		(3.80)		(4.73)		(0.89)
Net Asset Value, End of Period	$15.42		$27.82		$31.69		$30.29
Total return (c)	(44.57	)%(d)(e)	(1.34	)%(f)	21.96%		13.73	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.39	%(h)	1.37%		1.40%		1.46	%(h)
Interest expense	—		—		—	%(i)	—	%(h)(i)
Net expenses (g)	1.39	%(h)	1.37%		1.40%		1.46	%(h)
Waiver/Reimbursement	0.02	%(h)	—		—		—
Net investment loss (g)	(0.87	)%(h)	(0.82)%		(0.82)%		(1.15	)%(h)
Portfolio turnover rate	77	%(d)	165%		151%		109%
Net assets, end of period (000's)	$33,107		$44,184		$18,430		$2,836

(a)  Class A shares were initially offered on November 1, 2005.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Class B Shares	2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$27.39		$31.26		$30.14		$27.47
Income from Investment Operations:
Net investment loss (b)	(0.15)		(0.45)		(0.48)		(0.50)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(12.11)		0.14		6.33		4.06
Total from investment operations	(12.26)		(0.31)		5.85		3.56
Less Distributions to Shareholders:
From net realized gains	—		(3.56)		(4.73)		(0.89)
Net Asset Value, End of Period	$15.13		$27.39		$31.26		$30.14
Total return (c)	(44.76	)%(d)(e)	(2.10	)%(f)	21.05%		13.17	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.14	%(h)	2.12%		2.15%		2.21	%(h)
Interest expense	—		—		—	%(i)	—	%(h)(i)
Net expenses (g)	2.14	%(h)	2.12%		2.15%		2.21	%(h)
Waiver/Reimbursement	0.02	%(h)	—		—		—
Net investment loss (g)	(1.61	)%(h)	(1.57)%		(1.57)%		(1.92	)%(h)
Portfolio turnover rate	77	%(d)	165%		151%		109%
Net assets, end of period (000's)	$1,819		$2,812		$1,254		$521

(a)  Class B shares were initially offered on November 1, 2005.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Class C Shares	2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$27.37		$31.25		$30.14		$27.47
Income from Investment Operations:
Net investment loss (b)	(0.15)		(0.44)		(0.48)		(0.49)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(12.09)		0.12		6.32		4.05
Total from investment operations	(12.24)		(0.32)		5.84		3.56
Less Distributions to Shareholders:
From net realized gains	—		(3.56)		(4.73)		(0.89)
Net Asset Value, End of Period	$15.13		$27.37		$31.25		$30.14
Total return (c)	(44.72	)%(d)(e)	(2.14	)%(f)	21.02%		13.17	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.14	%(h)	2.12%		2.15%		2.21	%(h)
Interest expense	—		—		—	%(i)	—	%(h)(i)
Net expenses (g)	2.14	%(h)	2.12%		2.15%		2.21	%(h)
Waiver/Reimbursement	0.02	%(h)	—		—		—
Net investment loss (g)	(1.61	)%(h)	(1.57)%		(1.56)%		(1.92	)%(h)
Portfolio turnover rate	77	%(d)	165%		151%		109%
Net assets, end of period (000's)	$6,539		$8,382		$2,303		$427

(a)  Class C shares were initially offered on November 1, 2005.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$27.99		$31.86		$30.36		$27.80		$21.32		$21.62
Income from Investment Operations:
Net investment loss (a)	(0.06)		(0.17)		(0.18)		(0.29)		(0.24)		(0.24)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(12.39)		0.18		6.41		3.74		6.72		(0.06)
Total from investment operations	(12.45)		0.01		6.23		3.45		6.48		(0.30)
Less Distributions to Shareholders:
From net investment income	—		—		—	(b)	—		—		—
From net realized gains	—		(3.88)		(4.73)		(0.89)		—		—
Total distributions to shareholders	—		(3.88)		(4.73)		(0.89)		—		—
Net Asset Value, End of Period	$15.54		$27.99		$31.86		$30.36		$27.80		$21.32
Total return (c)	(44.48	)%(d)(f)	(1.09	)%(e)	22.28%		12.64	%(f)	30.39	%(g)	(1.39)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.14	%(i)	1.12%		1.15%		1.20%		1.16%		1.18%
Interest expense	—		—		—	%(j)	—	%(j)	—	%(j)	—
Net expenses (h)	1.14	%(i)	1.12%		1.15%		1.20%		1.16%		1.18%
Waiver/Reimbursement	0.02	%(i)	—		—		—	%(j)	—		—
Net investment loss (h)	(0.62	)%(i)	(0.57)%		(0.59)%		(0.96)%		(0.99)%		(1.01)%
Portfolio turnover rate	77	%(d)	165%		151%		109%		114%		118%
Net assets, end of period (000's)	$245,290		$354,145		$220,887		$193,493		$214,659		$543,016

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a reimbursement of loss experienced by the Fund due to compliance violation. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Class A Shares	2009		2008	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$9.72		$11.62	$9.33		$8.77		$6.50		$5.91
Income from Investment Operations:
Net investment loss (a)	(0.03)		(0.07)	(0.10)		(0.09)		(0.04)		(0.11)
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and written options	(4.18)		(1.22)	2.39		1.21		2.31		0.70
Total from investment operations	(4.21)		(1.29)	2.29		1.12		2.27		0.59
Less Distributions to Shareholders:
From net realized gains	—		(0.61)	—		(0.56)		—		—
Net Asset Value, End of Period	$5.51		$9.72	$11.62		$9.33		$8.77		$6.50
Total return (b)	(43.31	)%(c)(d)	(12.13)%	24.54%		12.78	%(d)	34.92	%(d)	9.98	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.47	%(f)	1.36%	1.46%		1.45%		1.85%		1.90%
Interest expense	—		—	—	%(g)	—	%(g)	—		—
Net expenses (e)	1.47	%(f)	1.36%	1.46%		1.45%		1.85%		1.90%
Waiver/Reimbursement	0.08	%(f)	—	—		—	%(g)	0.06%		0.53%
Net investment loss (e)	(0.78	)%(f)	(0.69)%	(0.96)%		(0.95)%		(1.47)%		(1.51)%
Portfolio turnover rate	154	%(c)	263%	210%		350%		328%		488%
Net assets, end of period (000's)	$59,292		$137,181	$109,541		$75,996		$14,696		$2,818

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Class B Shares	2009		2008	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$9.39		$11.25	$9.10		$8.57		$6.40		$5.86
Income from Investment Operations:
Net investment loss (a)	(0.05)		(0.15)	(0.17)		(0.16)		(0.17)		(0.16)
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and written options	(4.04)		(1.19)	2.32		1.19		2.34		0.70
Total from investment operations	(4.09)		(1.34)	2.15		1.03		2.17		0.54
Less Distributions to Shareholders:
From net realized gains	—		(0.52)	—		(0.50)		—		—
Net Asset Value, End of Period	$5.30		$9.39	$11.25		$9.10		$8.57		$6.40
Total return (b)	(43.56	)%(c)(d)	(12.80)%	23.63%		11.98	%(d)	33.91	%(d)	9.22	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	2.22	%(f)	2.11%	2.21%		2.20%		2.60%		2.65%
Interest expense	—		—	—	%(g)	—	%(g)	—		—
Net expenses (e)	2.22	%(f)	2.11%	2.21%		2.20%		2.60%		2.65%
Waiver/Reimbursement	0.08	%(f)	—	—		—	%(g)	0.06%		0.48%
Net investment loss (e)	(1.53	)%(f)	(1.43)%	(1.70)%		(1.70)%		(2.29)%		(2.30)%
Portfolio turnover rate	154	%(c)	263%	210%		350%		328%		488%
Net assets, end of period (000's)	$5,056		$10,812	$10,580		$7,823		$3,183		$2,200

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,
Class C Shares	2009		2008	2007		2006		2005		2004 (a)
Net Asset Value, Beginning of Period	$9.41		$11.27	$9.12		$8.59		$6.41		$6.48
Income from Investment Operations:
Net investment loss (b)	(0.05)		(0.15)	(0.17)		(0.16)		(0.17)		(0.14)
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and written options	(4.05)		(1.19)	2.32		1.19		2.35		0.07
Total from investment operations	(4.10)		(1.34)	2.15		1.03		2.18		(0.07)
Less Distributions to Shareholders:
From net realized gains	—		(0.52)	—		(0.50)		—		—
Net Asset Value, End of Period	$5.31		$9.41	$11.27		$9.12		$8.59		$6.41
Total return (c)	(43.57	)%(d)(e)	(12.78)%	23.57%		11.95	%(d)	34.01	%(d)	(1.08	)%(d)(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	2.22	%(g)	2.11%	2.21%		2.20%		2.60%		2.65	%(g)
Interest expense	—		—	—	%(h)	—	%(h)	—		—
Net expenses (f)	2.22	%(g)	2.11%	2.21%		2.20%		2.60%		2.65	%(g)
Waiver/Reimbursement	0.08	%(g)	—	—		—	%(h)	0.06%		0.68	%(g)
Net investment loss (f)	(1.53	)%(g)	(1.45)%	(1.70)%		(1.70)%		(2.23)%		(2.18	)%(g)
Portfolio turnover rate	154	%(e)	263%	210%		350%		328%		488%
Net assets, end of period (000's)	$18,711		$44,466	$36,325		$21,018		$1,972		$488

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Class Z Shares	2009		2008	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$9.86		$11.78	$9.43		$8.86		$6.55		$5.93
Income from Investment Operations:
Net investment loss (a)	(0.02)		(0.05)	(0.08)		(0.07)		(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and written options	(4.25)		(1.23)	2.43		1.22		2.41		0.71
Total from investment operations	(4.27)		(1.28)	2.35		1.15		2.31		0.62
Less Distributions to Shareholders:
From net realized gains	—		(0.64)	—		(0.58)		—		—
Net Asset Value, End of Period	$5.59		$9.86	$11.78		$9.43		$8.86		$6.55
Total return (b)	(43.31	)%(c)(d)	(11.93)%	24.92%		13.01	%(d)	35.27	%(d)	10.46	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.22	%(f)	1.11%	1.21%		1.20%		1.60%		1.65%
Interest expense	—		—	—	%(g)	—	%(g)	—		—
Net expenses (e)	1.22	%(f)	1.11%	1.21%		1.20%		1.60%		1.65%
Waiver/Reimbursement	0.08	%(f)	—	—		—	%(g)	0.06%		0.53%
Net investment loss (e)	(0.52	)%(f)	(0.45)%	(0.70)%		(0.71)%		(1.29)%		(1.30)%
Portfolio turnover rate	154	%(c)	263%	210%		350%		328%		488%
Net assets, end of period (000's)	$107,373		$208,883	$137,420		$70,767		$40,947		$30,268

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Class A Shares	2009		2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$24.03		$24.77	$22.51	$21.75		$19.86	$19.18
Income from Investment Operations:
Net investment income (a)	0.26		0.53	0.48	0.38		0.02 (b)	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	(6.62)		(0.56)	2.26	0.78		2.28	0.67
Total from investment operations	(6.36)		(0.03)	2.74	1.16		2.30	0.96
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.56)	(0.48)	(0.40)		(0.41)	(0.28)
From net realized gains	—		(0.15)	—	—		—	—
Total distributions to shareholders	(0.29)		(0.71)	(0.48)	(0.40)		(0.41)	(0.28)
Net Asset Value, End of Period	$17.38		$24.03	$24.77	$22.51		$21.75	$19.86
Total return (c)	(26.62	)%(d)	(0.22)%	12.26%	5.40	%(e)	11.72%	4.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.06	%(g)	0.99%	1.02%	0.98%		1.02%	1.02%
Interest expense	—		—	—	—	%(h)	—	—
Net expenses (f)	1.06	%(g)	0.99%	1.02%	0.98%		1.02%	1.02%
Waiver/Reimbursement	—		—	—	0.01%		—	—
Net investment income (f)	2.67	%(g)	2.14%	1.98%	1.71%		1.80%	1.45%
Portfolio turnover rate	55	%(d)	94%	78%	59%		63%	158%
Net assets, end of period (000's)	$9,562		$10,712	$6,582	$4,137		$3,378	$2,577

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Class B Shares	2009		2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$23.99		$24.73	$22.47	$21.72		$19.83	$19.16
Income from Investment Operations:
Net investment income (a)	0.19		0.34	0.29	0.21		0.01 (b)	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(6.62)		(0.56)	2.27	0.78		2.14	0.66
Total from investment operations	(6.43)		(0.22)	2.56	0.99		2.15	0.80
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.37)	(0.30)	(0.24)		(0.26)	(0.13)
From net realized gains	—		(0.15)	—	—		—	—
Total distributions to shareholders	(0.21)		(0.52)	(0.30)	(0.24)		(0.26)	(0.13)
Net Asset Value, End of Period	$17.35		$23.99	$24.73	$22.47		$21.72	$19.83
Total return (c)	(26.91	)%(d)	(0.97)%	11.45%	4.57	%(e)	10.91%	4.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.81	%(g)	1.74%	1.77%	1.73%		1.77%	1.77%
Interest expense	—		—	—	—	%(h)	—	—
Net expenses (f)	1.81	%(g)	1.74%	1.77%	1.73%		1.77%	1.77%
Waiver/Reimbursement	—		—	—	0.01%		—	—
Net investment income (f)	1.91	%(g)	1.37%	1.20%	0.95%		1.07%	0.71%
Portfolio turnover rate	55	%(d)	94%	78%	59%		63%	158%
Net assets, end of period (000's)	$5,513		$7,551	$6,955	$7,213		$8,149	$7,286

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,
Class C Shares	2009		2008	2007	2006		2005	2004 (a)
Net Asset Value, Beginning of Period	$23.99		$24.73	$22.48	$21.72		$19.83	$19.59
Income from Investment Operations:
Net investment income (b)	0.19		0.34	0.29	0.21		0.01 (c)	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(6.61)		(0.56)	2.26	0.79		2.14	0.23
Total from investment operations	(6.42)		(0.22)	2.55	1.00		2.15	0.36
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.37)	(0.30)	(0.24)		(0.26)	(0.12)
From net realized gains	—		(0.15)	—	—		—	—
Total distributions to shareholders	(0.21)		(0.52)	(0.30)	(0.24)		(0.26)	(0.12)
Net Asset Value, End of Period	$17.36		$23.99	$24.73	$22.48		$21.72	$19.83
Total return (d)	(26.87	)%(e)	(0.97)%	11.40%	4.62	%(f)	10.91%	1.82	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.81	%(h)	1.74%	1.77%	1.73%		1.77%	1.80	%(h)
Interest expense	—		—	—	—	%(i)	—	—
Net expenses (g)	1.81	%(h)	1.74%	1.77%	1.73%		1.77%	1.80	%(h)
Waiver/Reimbursement	—		—	—	0.01%		—	—
Net investment income (g)	1.96	%(h)	1.39%	1.20%	0.98%		1.06%	0.72	%(h)
Portfolio turnover rate	55	%(e)	94%	78%	59%		63%	158	%(e)
Net assets, end of period (000's)	$5,308		$3,209	$1,887	$1,491		$952	$730

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Class Z Shares	2009		2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$24.02		$24.75	$22.50	$21.74		$19.84	$19.19
Income from Investment Operations:
Net investment income (a)	0.28		0.58	0.53	0.43		0.01 (b)	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	(6.61)		(0.54)	2.26	0.79		2.36	0.66
Total from investment operations	(6.33)		0.04	2.79	1.22		2.37	1.01
Less Distributions to Shareholders:
From net investment income	(0.32)		(0.62)	(0.54)	(0.46)		(0.47)	(0.36)
From net realized gains	—		(0.15)	—	—		—	—
Total distributions to shareholders	(0.32)		(0.77)	(0.54)	(0.46)		(0.47)	(0.36)
Net Asset Value, End of Period	$17.37		$24.02	$24.75	$22.50		$21.74	$19.84
Total return (c)	(26.53	)%(d)	0.07%	12.49%	5.66	%(e)	12.06%	5.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	0.81	%(g)	0.74%	0.77%	0.73%		0.77%	0.77%
Interest expense	—		—	—	—	%(h)	—	—
Net expenses (f)	0.81	%(g)	0.74%	0.77%	0.73%		0.77%	0.77%
Waiver/Reimbursement	—		—	—	0.01%		—	—
Net investment income (f)	2.91	%(g)	2.35%	2.19%	1.94%		2.11%	1.73%
Portfolio turnover rate	55	%(d)	94%	78%	59%		63%	158%
Net assets, end of period (000's)	$134,196		$176,113	$196,615	$226,694		$301,109	$483,746

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class A Shares	2009		2008		2007	2006		2005	2004
Net Asset Value, Beginning of Period	$12.07		$12.02		$12.24	$12.45		$12.45	$12.25
Income from Investment Operations:
Net investment income (a)	0.23		0.46		0.46	0.45		0.46	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)		0.05		(0.23)	(0.20)		0.03	0.34
Total from investment operations	0.12		0.51		0.23	0.25		0.49	0.80
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.46)		(0.45)	(0.46)		(0.45)	(0.46)
From net realized gains	—		—		—	—		(0.04)	(0.14)
Total distributions to shareholders	(0.23)		(0.46)		(0.45)	(0.46)		(0.49)	(0.60)
Net Asset Value, End of Period	$11.96		$12.07		$12.02	$12.24		$12.45	$12.45
Total return (b)	1.04	%(c)(d)	4.31	%(d)	1.92%	2.05	%(d)	4.05%	6.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.75	%(f)	0.77%		0.88%	0.89%		0.89%	0.92%
Waiver/Reimbursement	0.13	%(f)	0.10%		—	—	%(g)	—	—
Net investment income (e)	3.93	%(f)	3.78%		3.73%	3.72%		3.71%	3.73%
Portfolio turnover rate	2	%(c)	5%		16%	2%		9%	11%
Net assets, end of period (000's)	$12,562		$10,210		$5,519	$6,507		$4,300	$3,680

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007	2006		2005	2004
Net Asset Value, Beginning of Period	$12.07		$12.02		$12.24	$12.45		$12.45	$12.25
Income from Investment Operations:
Net investment income (a)	0.19		0.37		0.36	0.37		0.37	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)		0.05		(0.22)	(0.22)		0.03	0.34
Total from investment operations	0.08		0.42		0.14	0.15		0.40	0.71
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.37)		(0.36)	(0.36)		(0.36)	(0.37)
From net realized gains	—		—		—	—		(0.04)	(0.14)
Total distributions to shareholders	(0.19)		(0.37)		(0.36)	(0.36)		(0.40)	(0.51)
Net Asset Value, End of Period	$11.96		$12.07		$12.02	$12.24		$12.45	$12.45
Total return (b)	0.67	%(c)(d)	3.56	%(d)	1.16%	1.29	%(d)	3.26%	5.87%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.50	%(f)	1.52%		1.63%	1.64%		1.64%	1.68%
Waiver/Reimbursement	0.13	%(f)	0.10%		—	—	%(g)	—	—
Net investment income (e)	3.20	%(f)	3.08%		2.98%	3.00%		2.96%	2.97%
Portfolio turnover rate	2	%(c)	5%		16%	2%		9%	11%
Net assets, end of period (000's)	$597		$570		$842	$913		$1,226	$1,190

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Class C Shares	2009		2008	2007	2006	2005	2004 (a)
Net Asset Value, Beginning of Period	$12.07		$12.02	$12.24	$12.45	$12.45	$12.42
Income from Investment Operations:
Net investment income (b)	0.21		0.41	0.40	0.41	0.41	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)		0.05	(0.21)	(0.21)	0.03	0.18
Total from investment operations	0.10		0.46	0.19	0.20	0.44	0.54
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.41)	(0.41)	(0.41)	(0.40)	(0.37)
From net realized gains	—		—	—	—	(0.04)	(0.14)
Total distributions to shareholders	(0.21)		(0.41)	(0.41)	(0.41)	(0.44)	(0.51)
Net Asset Value, End of Period	$11.96		$12.07	$12.02	$12.24	$12.45	$12.45
Total return (c)(d)	0.84	%(e)	3.88%	1.52%	1.64%	3.64%	4.41	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.15	%(g)	1.17%	1.28%	1.29%	1.29%	1.30	%(g)
Waiver/Reimbursement	0.48	%(g)	0.45%	0.35%	0.35%	0.35%	0.35	%(g)
Net investment income (f)	3.53	%(g)	3.36%	3.33%	3.33%	3.31%	3.28	%(g)
Portfolio turnover rate	2	%(e)	5%	16%	2%	9%	11	%(e)
Net assets, end of period (000's)	$9,168		$7,847	$1,097	$616	$601	$278

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007	2006		2005	2004
Net Asset Value, Beginning of Period	$12.07		$12.02		$12.24	$12.45		$12.45	$12.25
Income from Investment Operations:
Net investment income (a)	0.24		0.49		0.49	0.49		0.49	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)		0.05		(0.23)	(0.21)		0.03	0.34
Total from investment operations	0.13		0.54		0.26	0.28		0.52	0.84
Less Distributions to Shareholders:
From net investment income	(0.24)		(0.49)		(0.48)	(0.49)		(0.48)	(0.50)
From net realized gains	—		—		—	—		(0.04)	(0.14)
Total distributions to shareholders	(0.24)		(0.49)		(0.48)	(0.49)		(0.52)	(0.64)
Net Asset Value, End of Period	$11.96		$12.07		$12.02	$12.24		$12.45	$12.45
Total return (b)	1.17	%(c)(d)	4.59	%(d)	2.18%	2.31	%(d)	4.31%	6.97%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.50	%(f)	0.52%		0.63%	0.64%		0.64%	0.65%
Waiver/Reimbursement	0.13	%(f)	0.10%		—	—	%(g)	—	—
Net investment income (e)	4.19	%(f)	4.07%		3.98%	3.99%		3.96%	4.03%
Portfolio turnover rate	2	%(c)	5%		16%	2%		9%	11%
Net assets, end of period (000's)	$387,528		$381,162		$368,292	$380,653		$410,706	$434,509

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class A Shares	2009		2008	2007		2006		2005	2004
Net Asset Value, Beginning of Period	$7.61		$8.12	$8.27		$8.62		$8.69	$8.49
Income from Investment Operations:
Net investment income (a)	0.25		0.51	0.52		0.50		0.48	0.50
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.32)		(0.50)	(0.13)		(0.32)		(0.03)	0.24
Total from investment operations	(1.07)		0.01	0.39		0.18		0.45	0.74
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.52)	(0.54)		(0.53)		(0.52)	(0.54)
Net Asset Value, End of Period	$6.28		$7.61	$8.12		$8.27		$8.62	$8.69
Total return (b)	(14.05	)%(c)	0.07%	4.75%		2.16	%(d)	5.31%	8.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.14	%(f)	1.07%	1.03%		0.97%		0.95%	1.01%
Interest expense	—		—	—	%(g)	—		—	—
Net expenses (e)	1.14	%(f)	1.07%	1.03%		0.97%		0.95%	1.01%
Waiver/Reimbursement	—		—	—		—	%(g)	—	—
Net investment income (e)	7.81	%(f)	6.46%	6.25%		5.97%		5.55%	5.74%
Portfolio turnover rate	26	%(c)	29%	42%		31%		40%	41%
Net assets, end of period (000's)	$62,590		$68,496	$103,769		$170,575		$321,402	$335,841

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class B Shares	2009		2008	2007		2006		2005	2004
Net Asset Value, Beginning of Period	$7.61		$8.12	$8.27		$8.62		$8.69	$8.49
Income from Investment Operations:
Net investment income (a)	0.22		0.45	0.46		0.44		0.42	0.43
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.32)		(0.50)	(0.13)		(0.32)		(0.03)	0.24
Total from investment operations	(1.10)		(0.05)	0.33		0.12		0.39	0.67
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.46)	(0.48)		(0.47)		(0.46)	(0.47)
Net Asset Value, End of Period	$6.28		$7.61	$8.12		$8.27		$8.62	$8.69
Total return (b)	(14.37	)%(c)	(0.67)%	3.97%		1.40	%(d)	4.53%	8.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.89	%(f)	1.82%	1.78%		1.72%		1.70%	1.77%
Interest expense	—		—	—	%(g)	—		—	—
Net expenses (e)	1.89	%(f)	1.82%	1.78%		1.72%		1.70%	1.77%
Waiver/Reimbursement	—		—	—		—	%(g)	—	—
Net investment income (e)	7.08	%(f)	5.71%	5.50%		5.21%		4.80%	4.97%
Portfolio turnover rate	26	%(c)	29%	42%		31%		40%	41%
Net assets, end of period (000's)	$28,081		$38,175	$50,577		$66,886		$89,101	$102,038

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not anuualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,
Class C Shares	2009		2008	2007		2006	2005	2004 (a)
Net Asset Value, Beginning of Period	$7.61		$8.12	$8.27		$8.62	$8.69	$8.64
Income from Investment Operations:
Net investment income (b)	0.22		0.47	0.47		0.45	0.43	0.39
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.31)		(0.51)	(0.13)		(0.32)	(0.03)	0.09
Total from investment operations	(1.09)		(0.04)	0.34		0.13	0.40	0.48
Less Distributions to Shareholders:
From net investment income	(0.24)		(0.47)	(0.49)		(0.48)	(0.47)	(0.43)
Net Asset Value, End of Period	$6.28		$7.61	$8.12		$8.27	$8.62	$8.69
Total return (c)(d)	(14.31	)%(e)	(0.52)%	4.13%		1.55%	4.69%	5.65	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.74	%(g)	1.67%	1.63%		1.57%	1.55%	1.61	%(g)
Interest expense	—		—	—	%(h)	—	—	—
Net expenses (f)	1.74	%(g)	1.67%	1.63%		1.57%	1.55%	1.61	%(g)
Waiver/Reimbursement	0.15	%(g)	0.15%	0.15%		0.15%	0.15%	0.15	%(g)
Net investment income (f)	7.22	%(g)	5.88%	5.69%		5.37%	4.95%	5.03	%(g)
Portfolio turnover rate	26	%(e)	29%	42%		31%	40%	41	%(e)
Net assets, end of period (000's)	$20,150		$23,003	$33,673		$11,653	$18,002	$20,126

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class Z Shares	2009		2008	2007		2006		2005	2004
Net Asset Value, Beginning of Period	$7.61		$8.12	$8.27		$8.62		$8.69	$8.49
Income from Investment Operations:
Net investment income (a)	0.26		.53	0.54		0.52		0.50	0.52
Net realized and unrealized gain (loss) on investments, foreign currency and credit default swap contracts	(1.33)		(0.50)	(0.13)		(0.32)		(0.03)	0.24
Total from investment operations	(1.07)		0.03	0.41		0.20		0.47	0.76
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.54)	(0.56)		(0.55)		(0.54)	(0.56)
Net Asset Value, End of Period	$6.28		$7.61	$8.12		$8.27		$8.62	$8.69
Total return (b)	(13.94	)%(c)	0.32%	5.01%		2.42	%(d)	5.54%	9.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.89	%(f)	0.82%	0.78%		0.72%		0.70%	0.77%
Interest expense	—		—	—	%(g)	—		—	—
Net expenses (e)	0.89	%(f)	0.82%	0.78%		0.72%		0.70%	0.77%
Waiver/Reimbursement	—		—	—		—	%(g)	—	—
Net investment income (e)	8.07	%(f)	6.71%	6.49%		6.20%		5.80%	5.97%
Portfolio turnover rate	26	%(c)	29%	42%		31%		40%	41%
Net assets, end of period (000's)	$354,857		$443,043	$614,168		$801,811		$1,073,894	$1,186,454

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Funds

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (individually referred to as a "Fund", collectively referred to as the "Funds"):

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Technology Fund

Columbia Balanced Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Conservative High Yield Fund

All Funds currently operate as diversified funds.

Investment Objectives

Columbia International Stock Fund seeks long-term capital appreciation. Columbia Mid Cap Growth Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index. Columbia Small Cap Growth Fund I seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index. Columbia Technology Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments. Columbia Balanced Fund seeks high total return by investing in common stocks and debt securities. Columbia Oregon Intermediate Municipal Bond Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities). Columbia Conservative High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade, corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

Fund Shares

The Trust may issue an unlimited number of shares. Each of the Funds, except Columbia Mid Cap Growth Fund, offers four classes of shares: Class A, Class B, Class C and Class Z. Columbia Mid Cap Growth Fund offers six classes of shares: Class A, Class B, Class C, Class R, Class T and Class Z. Each share class has its own expense structure and sales charges, as applicable. Beginning on or about June 22, 2009, the Funds will no longer accept investment in Class B shares from new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of the other Columbia Funds.

With the exception of Class A shares of Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund, Class A and Class T shares are subject to a front-end sales charge of up to 5.75% based on the amount of initial investment. Class A shares of Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund are subject to a front-end sales charge of up to 3.25% and 4.75%, respectively, based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within one year after purchase. With the exception of Class B shares of Columbia Oregon Intermediate Municipal Bond Fund, which are subject to a maximum CDSC of 3.00%, Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Columbia Funds, February 28, 2009 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities, exchange-traded funds and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotations.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Columbia Funds, February 28, 2009 (Unaudited)

On September 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used, as of February 28, 2009, in valuing each Fund's assets:

Columbia International Stock Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$57,109,179	$(25,785)
Level 2 – Other Significant Observable Inputs	314,675,741	(1,232,109)
Level 3 – Significant Unobservable Inputs	—	—
Total	$371,784,920	$(1,257,894)

*  Other financial instruments consist of written option contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ending February 28, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Columbia International Stock Fund

	Investments in Securities	Other Financial Instruments
Balance as of August 31, 2008	$2,825,184	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(101,409)	—
Change in unrealized appreciation	11,758	—
Net sales	(2,735,533)	—
Transfers into and/or out of Level 3	—	—
Balance as of February 28, 2009	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the period.

Columbia Mid Cap Growth Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$714,196,907	$—
Level 2 – Other Significant Observable Inputs	33,390,781	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$747,587,688	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

Columbia Small Cap Growth Fund I

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$265,336,146	$—
Level 2 – Other Significant Observable Inputs	14,879,000	—
Level 3 – Significant
Unobservable Inputs	—	—
Total	$280,215,146	$—

Columbia Funds, February 28, 2009 (Unaudited)

Columbia Technology Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$166,767,755	$—
Level 2 – Other Significant Observable Inputs	20,823,068	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$187,590,823	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

Columbia Balanced Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$92,384,117	$(13,171)
Level 2 – Other Significant Observable Inputs	61,576,291	—
Level 3 – Significant Unobservable Inputs	8,005	—
Total	$153,968,413	$(13,171)

*  Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ending February 28, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Columbia Balanced Fund

	Investments in Securities	Other Financial Instruments
Balance as of August 31, 2008	$8,880	$—
Accretion of Discounts/ Amortization of Premiums	13	—
Realized gain	7	—
Change in unrealized depreciation	(767)	—
Net sales	(128)	—
Transfers into and/or out of Level 3	—	—
Balance as of February 28, 2009	$8,005	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the period.

The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $767. This amount is included in net change in unrealized depreciation on the Statements of Changes in Net Assets.

Columbia Oregon Intermediate Municipal Bond Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$13,557,358	$—
Level 2 – Other Significant Observable Inputs	392,652,082	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$406,209,440	$—

Columbia Conservative High Yield Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	461,606,271	(6,250)
Level 3 – Significant Unobservable Inputs	18,716	—
Total	$461,624,987	$(6,250)

*  Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ending February 28, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Columbia Conservative High Yield Fund

	Investments in Securities	Other Financial Instruments
Balance as of August 31, 2008	$—	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(11,284)	—
Net purchases	30,000	—
Transfers into and/or out of Level 3	—	—
Balance as of February 28, 2009	$18,716	$—

Columbia Funds, February 28, 2009 (Unaudited)

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the period.

The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $11,284. This amount is included in net change in unrealized depreciation on the Statements of Changes in Net Assets.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Funds' financial statement disclosures.

In September 2008, FASB Staff Position 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 and Clarification of the Effective Date of FASB Statement No. 161 ("Amendment"), was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund's credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Funds' financial statement disclosures.

Futures Contracts

The Funds may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

Each Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase a Fund's exposure to the underlying instrument. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. Each Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds' custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Columbia Funds, February 28, 2009 (Unaudited)

Each Fund may also purchase put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. The Funds may pay a premium, which is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If a Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge the Funds' investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Loan Participations and Commitments

Columbia Conservative High Yield Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

Columbia Balanced Fund may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly

Columbia Funds, February 28, 2009 (Unaudited)

published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statements of Operations.

Foreign Currency Translations and Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Credit Default Swaps

The Funds may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Funds may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Funds' Statements of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative

Columbia Funds, February 28, 2009 (Unaudited)

net assets of each class for Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund. For the remaining Funds, income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund based on the relative net assets of each class of that Fund.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income for Columbia International Stock Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I and Columbia Technology Fund, if any, are declared and distributed annually. Distributions from net investment income for Columbia Balanced Fund, if any, are declared and distributed quarterly. Distributions from net investment income for Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

	August 31, 2008
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Columbia International Stock Fund	$—	$72,484,263	$120,917,872	$193,402,135
Columbia Mid Cap Growth Fund	—	67,860,029	146,420,479	214,280,508
Columbia Small Cap Growth Fund I	—	7,557,491	24,654,752	32,212,243
Columbia Technology Fund	—	6,856,684	14,787,370	21,644,054
Columbia Balanced Fund	—	5,285,251	1,048,831	6,334,082
Columbia Oregon Intermediate Municipal Bond Fund	15,579,086	—	—	15,579,086
Columbia Conservative High Yield Fund	—	45,392,403	—	45,392,403

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Funds, February 28, 2009 (Unaudited)

Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia International Stock Fund	$8,316,077	$(187,643,272)	$(179,327,195)
Columbia Mid Cap Growth Fund	38,719,725	(210,031,453)	(171,311,728)
Columbia Small Cap Growth Fund I	15,531,808	(64,859,181)	(49,327,373)
Columbia Technology Fund	3,518,972	(31,176,888)	(27,657,916)
Columbia Balanced Fund	5,461,445	(29,996,757)	(24,535,312)
Columbia Oregon Intermediate Municipal Bond Fund	16,603,699	(10,298,334)	6,305,365
Columbia Conservative High Yield Fund	2,563,487	(85,949,348)	(83,385,861)

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2009	2010	2011	2013	2014	2015	2016	Total
Columbia International Stock Fund	$30,059,623	$20,382,060	$—	$—	$—	$—	$—	$50,441,683
Columbia Mid Cap Growth Fund	1,376,842	—	—	—	—	—	—	1,376,842
Columbia Oregon Intermediate Municipal Bond Fund	—	—	—	19,562	—	—	—	19,562
Columbia Conservative High Yield Fund	—	9,535,110	—	—	975,147	22,859,341	5,603,050	38,972,648

Of the remaining capital loss carryforwards attributable to Columbia International Stock Fund, $659,591 expiring August 31, 2009 and $49,782,092 ($29,400,032 expiring August 31, 2009 and $20,382,060 expiring August 31, 2010) remain from Columbia International Stock Fund's merger with Stein Roe International Fund and Columbia International Equity Fund, respectively. The availability of the remaining capital loss carryforwards may be limited in a given year.

Of the capital loss carryforwards attributable to Columbia Mid Cap Growth Fund, $1,376,842 expiring August 31, 2009 remains from the Columbia Mid Cap Growth Fund's merger with Liberty Mid Cap Growth Fund.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did

Columbia Funds, February 28, 2009 (Unaudited)

not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. In rendering investment advisory services to the Funds with the exception of Columbia Oregon Intermediate Municipal Bond Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia International Stock Fund	0.87%	0.82%	0.77%	0.72%	0.70%	0.68%
Columbia Mid Cap Growth Fund	0.82%	0.75%	0.72%	0.67%	0.67%	0.67%
Columbia Small Cap Growth Fund I	0.87%	0.82%	0.77%	0.77%	0.77%	0.77%
Columbia Technology Fund	0.87%	0.82%	0.77%	0.77%	0.77%	0.77%
Columbia Balanced Fund	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Columbia Oregon Intermediate Municipal Bond Fund	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Columbia Conservative High Yield Fund	0.60%	0.55%	0.52%	0.49%	0.49%	0.49%

For the six month period ended February 28, 2009, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia International Stock Fund	0.87%
Columbia Mid Cap Growth Fund	0.79%
Columbia Small Cap Growth Fund I	0.87%
Columbia Technology Fund	0.87%
Columbia Balanced Fund	0.50%
Columbia Oregon Intermediate Municipal Bond Fund	0.50%
Columbia Conservative High Yield Fund	0.60%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Columbia Funds, February 28, 2009 (Unaudited)

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to January 12, 2009, the Transfer Agent voluntarily waived up to 0.10% of Columbia International Stock Fund's average daily net assets in transfer agent fee. For the six month period ended February 28, 2009, the Transfer Agent waived transfer agent fees of $211,614.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below each Funds' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended February 28, 2009, the Distributor has retained net underwriting discounts on sales of Class A and Class T shares and received net CDSC fees on Class A, Class B, Class C and Class T share redemptions as follows:

	Front-End Sales Charge		CDSC
	Class A	Class T	Class A	Class B	Class C	Class T
Columbia International Stock Fund	$3,019	$—	$400	$8,113	$137	$—
Columbia Mid Cap Growth Fund	3,771	68	11	6,333	1,127	—
Columbia Small Cap Growth Fund I	6,356	—	1,712	2,377	2,100	—
Columbia Technology Fund	7,304	—	6,432	29,286	13,110	—
Columbia Balanced Fund	6,342	—	—	6,491	188	—
Columbia Oregon Intermediate Municipal Bond Fund	2,317	—	—	455	2,842	—
Columbia Conservative High Yield Fund	3,357	—	3	29,100	922	—

Columbia Funds, February 28, 2009 (Unaudited)

The Funds have adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") which require the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

	Distribution Fee
	Class A (a)	Class B	Class C	Class R
Columbia International Stock Fund	—	0.75%	0.75%	—
Columbia Mid Cap Growth Fund	0.10%	0.75%	0.75%	0.50%
Columbia Small Cap Growth Fund I	0.10%	0.75%	0.75%	—
Columbia Technology Fund	0.10%	0.75%	0.75%	—
Columbia Balanced Fund	0.10%	0.75%	0.75%	—
Columbia Oregon Intermediate Municipal Bond Fund	0.10%	0.75%	0.75%	—
Columbia Conservative High Yield Fund	0.10%	0.75%	0.75%	—

	Service Fee
	Class A (a)	Class B	Class C
Columbia International Stock Fund	0.25%	0.25%	0.25%
Columbia Mid Cap Growth Fund	0.25%	0.25%	0.25%
Columbia Small Cap Growth Fund I	0.25%	0.25%	0.25%
Columbia Technology Fund	0.25%	0.25%	0.25%
Columbia Balanced Fund	0.25%	0.25%	0.25%
Columbia Oregon Intermediate Municipal Bond Fund	0.25%	0.25%	0.25%
Columbia Conservative High Yield Fund	0.25%	0.25%	0.25%

(a)  Except for Columbia International Stock Fund, the Funds may pay distribution and service fees up to a maximum of 0.35% of each Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but currently limit such fees to an aggregate fee of not more than 0.25% of each Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class C shares so that the combined fees do not exceed the annual rate of 0.65% of the average daily net assets of the Class C shares of Columbia Oregon Intermediate Municipal Bond Fund, and 0.85% of the average daily net assets of the Class C shares of Columbia Conservative High Yield Fund. These arrangements may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fees

Columbia Mid Cap Growth Fund has adopted shareholder services plans that permit the Fund to pay for certain services provided to Class T shareholders by financial advisors. The Fund may pay shareholder service fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund's net investment income attributable to Class T shares. Columbia Mid Cap Growth Fund limits such fees to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services.

Expense Limits and Fee Waivers

Effective January 1, 2009, Columbia has voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses so that total expenses (exclusive of distribution and service fees,

Columbia Funds, February 28, 2009 (Unaudited)

brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia International Stock Fund	1.15%
Columbia Mid Cap Growth Fund	1.05%
Columbia Small Cap Growth Fund I	1.10%
Columbia Technology Fund	1.20%
Columbia Balanced Fund	0.95%
Columbia Conservative High Yield Fund	0.80%

These arrangements may be modified or terminated by Columbia at any time.

Columbia has contractually agreed to waive fees and/or reimburse Columbia Oregon Intermediate Municipal Bond Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.50% of the Fund's average daily net assets through December 31, 2009. There is no guarantee that this arrangement will continue after December 31, 2009.

Prior to January 1, 2009, Columbia and/or some of the Funds' other service providers voluntarily waived fees and/or reimburse Columbia Technology Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, did not exceed the annual rate of 1.65% of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

As a result of fund mergers, certain Funds assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia International Stock Fund	$—
Columbia Mid Cap Growth Fund	151
Columbia Small Cap Growth Fund I	1,136
Columbia Technology Fund	347
Columbia Balanced Fund	6
Columbia Oregon Intermediate Municipal Bond Fund	2,263
Columbia Conservative High Yield Fund	130

Columbia Funds, February 28, 2009 (Unaudited)

Note 6. Portfolio Information

For the six month period ended February 28, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia International Stock Fund	$—	$—-	$359,686,044	$487,218,410
Columbia Mid Cap Growth Fund	—	—	590,469,581	634,314,077
Columbia Small Cap Growth Fund I	—	—	308,454,486	236,981,623
Columbia Technology Fund	—	—	368,388,325	420,275,986
Columbia Balanced Fund	13,646,982	17,933,960	98,830,419	73,999,532
Columbia Oregon Intermediate Municipal Bond Fund	—	—	12,990,925	6,237,562
Columbia Conservative High Yield Fund	—	—	109,670,792	134,592,530

Note 7. Redemption Fees

Columbia International Stock Fund may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of the portfolio. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended February 28, 2009, the redemption fees for Class A, Class B, Class C and Class Z shares of Columbia International Stock Fund amounted to $1,808, $97, $156 and $4,785, respectively.

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets. Prior to October 16, 2008, the Funds and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended February 28, 2009, the average daily loan balance outstanding on days where borrowing

Columbia Funds, February 28, 2009 (Unaudited)

existed, and the weighted average interest rate of each Fund that borrowed were as follows:

	Average Daily Loan Balance Outstanding on Days Were Borrowing Existed	Weighted Average Interest Rate
Columbia International Stock Fund	$1,853,662	1.168%

Note 9. Shares of Beneficial Interest

As of February 28, 2009, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia International Stock Fund	55.5
Columbia Mid Cap Growth Fund	35.6
Columbia Small Cap Growth Fund I	20.1
Columbia Technology Fund	7.0
Columbia Balanced Fund	5.4
Columbia Conservative High Yield Fund	40.4

As of February 28, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Mid Cap Growth Fund	1	6.5
Columbia Small Cap Growth Fund I	1	16.7
	Number of Shareholders	% of Shares Outstanding Held
Columbia Technology Fund	3	26.2
Columbia Balanced Fund	1	9.1
Columbia Oregon Intermediate Municipal Bond Fund	1	15.3
Columbia Conservative High Yield Fund	1	12.9

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

Certain funds may focus their investments in certain sectors, subjecting them to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation

Columbia Funds, February 28, 2009 (Unaudited)

or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

Columbia Oregon Intermediate Municipal Bond Fund had greater than 5% of its total net assets on February 28, 2009, invested in debt obligations issued by the state of Oregon and its political subdivisions, agencies and public authorities. This Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

Columbia Oregon Intermediate Municipal Bond Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At February 28, 2009, private insurers who insured greater than 5% of the total net assets of Columbia Oregon Intermediate Municipal Bond Fund were as follows:

Insurer	% of Total Net Assets
Financial Guaranty Insurance Corp.	13.6
MBIA Insurance Corp.	13.1
Financial Security Assurance, Inc.	9.2
AMBAC Assurance Corp.	5.5

At April 8, 2009, Financial Guaranty Insurance Corp., MBIA Insurance Corp., Financial Security Assurance, Inc., and AMBAC Assurance Corp. were rated by Standard & Poor's CCC, AA-, AAA and A, respectively.

Tax Development Risk

Columbia Oregon Intermediate Municipal Bond Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of Columbia Oregon Intermediate Municipal Bond Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or

Columbia Funds, February 28, 2009 (Unaudited)

coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds' investment adviser, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted the performance of each fund through April 30, 2008, relative to that of a peer group selected by an independent third-party data provider for the purposes of performance comparisons. Specifically, Columbia International Stock Fund's performance was in the fourth quintile (where the best performance would be in the first quintile) for the one-, three- and ten-year periods, and in the fifth quintile for the five-year period; Columbia Mid Cap Growth Fund's performance was in the second quintile for the one- and five-year periods, the first quintile for the three-year period, and the third quintile for the ten-year period; Columbia Small Cap Growth Fund I's performance was in the first quintile for the one- and three-year periods; Columbia Technology Fund's performance was in the second quintile for the one-year period, and in the first quintile for the three-, five- and ten-year periods; Columbia Balanced Fund's performance was in the first quintile for the one- and three-year periods and in the third quintile for the five- and ten-year periods, Columbia Oregon Intermediate Municipal Bond Fund's performance was in the third quintile for the one- and three-year periods and in the first quintile for the five- and ten-year periods; and Columbia Conservative High Yield Fund's performance was in the second quintile for the one-year period and in the fifth quintile for the three-, five- and ten-year periods.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The trustees considered each fund's total expenses and actual management fees relative to those of a peer group selected by an independent third-party data provider for the purposes of expense comparisons. Specifically, Columbia International Stock Fund's total expenses and actual management fees were in the first quintile (where the lowest fees and expenses would be in the first quintile); Columbia Mid Cap Growth Fund's total expenses were in the second quintile and actual management fees were in the third quintile; Columbia Small Cap Growth Fund I's total expenses and actual expenses were in the third quintile; Columbia Technology Fund's total expenses were in the first quintile and actual management fees were in the third quintile; Columbia Balanced Fund's total expenses and actual management fees were in the first quintile; Columbia Oregon Intermediate Municipal Bond Fund's total expenses and actual management fees were in the first quintile; and Columbia Conservative High Yield Fund's total expenses and actual management fees were in the fourth quintile.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
among the Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of, such funds the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.  Performance rankings were similar in 2007 and 2008, although last year's were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.  The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.  Atlantic equity Funds' overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.  A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.  The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the fourth or fifth quintiles. The higher actual management fee rankings of certain Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.  The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.  The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the "Nations Funds"). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees' Fee and Performance Evaluation Process

14.  The Trustees' evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.  An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

18.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this "hybrid" method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.  In 2007, CMG's complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

21.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

    a. Management-only profitability should be calculated without reference to any Private Bank expense.

    b. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    c. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    d. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Columbia Funds

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8546-0209 (04/09) 09/76256

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Strategic Investor Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Board Consideration and Approval of Advisory Agreements	24

Summary of Management Fee Evaluation by Independent Fee Consultant	27

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia Strategic Investor Fund

Summary

■  For the six-month period that ended February 28, 2009, the fund's Class A shares returned negative 42.54% without sales charge. The fund's benchmark, the Russell 1000 Index, returned negative 42.25%.1 The average return of the fund's peer group, the Lipper Multi-Cap Core Funds Classification, was negative 41.57%.2 The fund's sector weights contributed to the slight underperformance relative to the benchmark. Stock selection in the financials and technology sectors was helpful. While most stocks declined in these sectors, the fund's holdings went down less than those in the benchmark.

■  During a difficult period, certain stocks benefited the fund's relative performance. Among the consumer stocks that aided relative performance were Burger King Holdings and Hansen Natural (0.5% and 0.6% of net assets, respectively). Denbury Resources (0.6% of net assets) in the energy sector was also helpful. In health care, AMERIGROUP (0.2% of net assets) registered positive returns. Certain information technology stocks did well. They were led by Affiliated Computer Services (0.7% of net assets). Consumer stocks that disappointed included Stage Stores, Hanesbrands and Carlsberg. We sold all of these positions. Avon Products (0.7% of net assets) was also a disappointment.

■  We believe that problems within the credit markets, coupled with a stressed housing market, will continue to pressure the US and global economy. However, we believe recent interest rate cuts and other government action, both at home and abroad, should aid its recovery and eventually enable the economy to stabilize. In this environment, valuations have become attractive across many sectors and we are finding opportunities to own companies that we believe have the potential to benefit as the economy recovers. We continue to believe in the long-term growth potential for emerging markets. However, in the near term, we are finding many compelling investments in the United States.

1The Russell 1000 Index measures the performance of 1,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–42.54%

Class A shares (without sales charge)

–42.25%

Russell 1000 Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Strategic Investor Fund

Portfolio Management

Emil A. Gjester, lead manager of the fund, has managed or co-managed the fund since May 2002 and has been associated with the advisor or its predecessors or affiliate organizations since 1996.

Jonas Patrikson has co-managed the fund since February 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 2004.

Michael T. Welter has co-managed the fund since July 2006 and has been associated with the advisor since 2006.

Mary-Ann Ward has co-managed the fund since April 2008 and has been associated with the advisor or its predecessors or affiliate organizations since 1997.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in of small- and mid-cap stocks may present special risks. They tend to be more volatile and may be less liquid than the stocks of larger companies. Small-cap stocks often have narrower markets, limited financial resources and tend to be more thinly traded than stocks of larger companies. Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

2

Performance Information – Columbia Strategic Investor Fund

Performance of a $10,000 investment 11/09/00 – 02/28/09 ($)

Sales charge	without	with
Class A	14,689	13,846
Class B	13,982	13,982
Class C	13,994	13,994
Class Z	14,919	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Strategic Investor Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		11/09/00
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–42.54	–45.85	–42.81	–45.67	–42.78	–43.36	–42.49
1-year	–44.06	–47.28	–44.52	–47.30	–44.50	–45.05	–43.95
5-year	–4.96	–6.08	–5.68	–5.95	–5.66	–5.66	–4.73
Life	4.74	4.00	4.12	4.12	4.13	4.13	4.94

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–30.10	–34.12	–30.40	–33.88	–30.38	–31.08	–30.00
1-year	–38.55	–42.10	–39.02	–42.07	–39.00	–39.61	–38.38
5-year	–3.45	–4.58	–4.17	–4.45	–4.15	–4.15	–3.19
Life	5.72	4.98	5.10	5.10	5.10	5.10	5.93

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on November 9, 2000.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.30
Class B	2.05
Class C	2.05
Class Z	1.05

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	10.30
Class B	9.98
Class C	9.99
Class Z	10.30

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.06
Class B	—
Class C	—
Class Z	0.10

3

Understanding Your Expenses – Columbia Strategic Investor Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	574.58	1,018.70	4.80	6.16	1.23
Class B	1,000.00	1,000.00	571.90	1,014.98	7.72	9.89	1.98
Class C	1,000.00	1,000.00	572.20	1,014.98	7.72	9.89	1.98
Class Z	1,000.00	1,000.00	575.12	1,019.93	3.83	4.91	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Strategic Investor Fund

February 28, 2009 (Unaudited)

Common Stocks – 99.2%
	Shares	Value ($)
Consumer Discretionary – 10.5%
Auto Components – 0.3%
Nokian Renkaat Oyj	154,300	1,834,858
Auto Components Total		1,834,858
Distributors – 0.4%
Genuine Parts Co.	81,600	2,296,224
Distributors Total		2,296,224
Hotels, Restaurants & Leisure – 2.0%
Bally Technologies, Inc. (a)	75,100	1,396,860
Burger King Holdings, Inc.	121,000	2,600,290
Carnival Corp.	149,100	2,916,396
Starbucks Corp. (a)	276,900	2,533,635
WMS Industries, Inc. (a)	111,955	2,029,744
Hotels, Restaurants & Leisure Total		11,476,925
Media – 1.8%
Comcast Corp., Class A	407,700	5,324,562
DIRECTV Group, Inc. (a)	161,000	3,210,340
News Corp., Class A	332,700	1,849,812
Media Total		10,384,714
Multiline Retail – 1.3%
Kohl's Corp. (a)	71,400	2,508,996
Target Corp.	166,900	4,724,939
Multiline Retail Total		7,233,935
Specialty Retail – 3.2%
Advance Auto Parts, Inc.	81,800	3,128,850
Best Buy Co., Inc.	113,700	3,276,834
Gap, Inc.	137,000	1,478,230
Home Depot, Inc.	129,500	2,705,255
Ross Stores, Inc.	52,700	1,555,704
Sherwin-Williams Co.	46,700	2,145,865
TJX Companies, Inc.	111,700	2,487,559
Urban Outfitters, Inc. (a)	82,900	1,379,456
Specialty Retail Total		18,157,753
Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc., Class B	130,800	5,432,124
Polo Ralph Lauren Corp.	86,100	2,967,867
Textiles, Apparel & Luxury Goods Total		8,399,991
Consumer Discretionary Total		59,784,400
Consumer Staples – 9.5%
Beverages – 2.6%
Fomento Economico Mexicano SAB de CV, ADR	71,700	1,651,968
Hansen Natural Corp. (a)	104,100	3,464,448
Molson Coors Brewing Co., Class B	61,900	2,180,737
PepsiCo, Inc.	162,000	7,798,680
Beverages Total		15,095,833

	Shares	Value ($)
Food & Staples Retailing – 1.3%
Kroger Co.	250,900	5,186,103
United Natural Foods, Inc. (a)	137,100	2,040,048
Food & Staples Retailing Total		7,226,151
Food Products – 1.7%
Corn Products International, Inc.	130,100	2,624,117
Green Mountain Coffee Roasters, Inc. (a)	28,900	1,079,415
Kraft Foods, Inc., Class A	160,200	3,649,356
Sanderson Farms, Inc.	64,800	2,237,544
Food Products Total		9,590,432
Household Products – 1.0%
Procter & Gamble Co.	117,800	5,674,426
Household Products Total		5,674,426
Personal Products – 1.4%
Avon Products, Inc.	220,100	3,871,559
Herbalife Ltd.	119,700	1,632,708
Mead Johnson Nutrition Co., Class A (a)	97,887	2,700,702
Personal Products Total		8,204,969
Tobacco – 1.5%
Altria Group, Inc.	156,500	2,416,360
Philip Morris International, Inc.	80,100	2,680,947
Universal Corp.	112,200	3,224,628
Tobacco Total		8,321,935
Consumer Staples Total		54,113,746
Energy – 14.6%
Energy Equipment & Services – 4.1%
Cameron International Corp. (a)	173,700	3,348,936
Core Laboratories N.V.	49,400	3,724,760
Diamond Offshore Drilling, Inc.	30,300	1,897,992
National-Oilwell Varco, Inc. (a)	131,900	3,525,687
Noble Corp.	91,300	2,245,067
Schlumberger Ltd.	78,000	2,968,680
Transocean Ltd. (a)	38,099	2,277,177
Weatherford International Ltd. (a)	173,800	1,854,446
Wellstream Holdings PLC	276,800	1,811,931
Energy Equipment & Services Total		23,654,676
Oil, Gas & Consumable Fuels – 10.5%
Apache Corp.	61,700	3,645,853
ConocoPhillips	135,000	5,042,250
Denbury Resources, Inc. (a)	278,000	3,580,640
Devon Energy Corp.	73,600	3,214,112
Exxon Mobil Corp.	217,900	14,795,410
Hess Corp.	71,500	3,910,335
Marathon Oil Corp.	92,100	2,143,167
Noble Energy, Inc.	57,800	2,632,212

See Accompanying Notes to Financial Statements.

5

Columbia Strategic Investor Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Occidental Petroleum Corp.	88,500	4,590,495
Peabody Energy Corp.	64,100	1,517,247
Petroleo Brasileiro SA, ADR	130,400	3,615,992
Southwestern Energy Co. (a)	111,300	3,202,101
StatoilHydro ASA, ADR	200,700	3,343,662
XTO Energy, Inc.	133,450	4,225,027
Oil, Gas & Consumable Fuels Total		59,458,503
Energy Total		83,113,179
Financials – 13.0%
Capital Markets – 4.1%
Ameriprise Financial, Inc.	184,800	2,945,712
Charles Schwab Corp.	220,200	2,798,742
Credit Suisse Group AG, ADR	100,200	2,420,832
Goldman Sachs Group, Inc.	63,700	5,801,796
Greenhill & Co., Inc.	33,800	2,183,480
Invesco Ltd.	355,200	4,059,936
Raymond James Financial, Inc.	113,800	1,588,648
Waddell & Reed Financial, Inc., Class A	88,100	1,243,972
Capital Markets Total		23,043,118
Commercial Banks – 2.8%
First Horizon National Corp.	349,452	3,204,475
Glacier Bancorp, Inc.	148,700	2,288,493
Prosperity Bancshares, Inc.	51,400	1,311,728
TCF Financial Corp.	297,700	3,649,802
Wells Fargo & Co.	445,100	5,385,710
Commercial Banks Total		15,840,208
Consumer Finance – 0.6%
American Express Co.	262,900	3,170,574
Consumer Finance Total		3,170,574
Diversified Financial Services – 2.0%
JPMorgan Chase & Co.	500,000	11,425,000
Diversified Financial Services Total		11,425,000
Insurance – 2.5%
ACE Ltd.	54,700	1,997,097
Aon Corp.	101,200	3,869,888
Arch Capital Group Ltd. (a)	47,100	2,543,400
Axis Capital Holdings Ltd.	124,800	2,793,024
MetLife, Inc.	175,700	3,243,422
Insurance Total		14,446,831
Real Estate Investment Trusts (REITs) – 1.0%
Digital Realty Trust, Inc.	120,200	3,592,778
Redwood Trust, Inc.	156,435	2,111,873
Real Estate Investment Trusts (REITs) Total		5,704,651
Financials Total		73,630,382

	Shares	Value ($)
Health Care – 14.1%
Biotechnology – 4.0%
Acorda Therapeutics, Inc. (a)	52,281	1,150,182
Amgen, Inc. (a)	122,300	5,984,139
Celgene Corp. (a)	57,007	2,549,923
Cephalon, Inc. (a)	24,600	1,613,514
Genentech, Inc. (a)	42,700	3,652,985
Gilead Sciences, Inc. (a)	96,400	4,318,720
Onyx Pharmaceuticals, Inc. (a)	56,900	1,706,431
OSI Pharmaceuticals, Inc. (a)	47,500	1,619,750
Biotechnology Total		22,595,644
Health Care Equipment & Supplies – 1.4%
Baxter International, Inc.	91,500	4,658,265
Mindray Medical International Ltd., ADR	65,715	1,199,299
Smith & Nephew PLC, ADR	59,400	2,098,602
Health Care Equipment & Supplies Total		7,956,166
Health Care Providers & Services – 1.9%
Aetna, Inc.	78,000	1,861,860
AMERIGROUP Corp. (a)	46,400	1,149,792
Express Scripts, Inc. (a)	86,800	4,366,040
Medco Health Solutions, Inc. (a)	91,900	3,729,302
Health Care Providers & Services Total		11,106,994
Life Sciences Tools & Services – 0.9%
QIAGEN N.V. (a)	73,300	1,174,266
Sequenom, Inc. (a)	70,300	1,028,489
Thermo Fisher Scientific, Inc. (a)	80,400	2,915,304
Life Sciences Tools & Services Total		5,118,059
Pharmaceuticals – 5.9%
Abbott Laboratories	154,600	7,318,764
Allergan, Inc.	90,800	3,517,592
AstraZeneca PLC, ADR	75,500	2,385,045
Bristol-Myers Squibb Co.	292,600	5,386,766
Endo Pharmaceuticals Holdings, Inc. (a)	91,700	1,740,466
Johnson & Johnson	79,370	3,968,500
Perrigo Co.	93,400	1,876,406
Teva Pharmaceutical Industries Ltd., ADR	62,800	2,799,624
Wyeth	107,700	4,396,314
Pharmaceuticals Total		33,389,477
Health Care Total		80,166,340
Industrials – 9.2%
Aerospace & Defense – 1.6%
Honeywell International, Inc.	97,200	2,607,876
Raytheon Co.	56,800	2,270,296
United Technologies Corp.	103,300	4,217,739
Aerospace & Defense Total		9,095,911

See Accompanying Notes to Financial Statements.

6

Columbia Strategic Investor Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	51,900	2,137,242
UTI Worldwide, Inc.	96,000	1,179,840
Air Freight & Logistics Total		3,317,082
Commercial Services & Supplies – 0.4%
Republic Services, Inc.	123,100	2,449,690
Commercial Services & Supplies Total		2,449,690
Construction & Engineering – 1.3%
Aecom Technology Corp. (a)	66,200	1,623,886
EMCOR Group, Inc. (a)	139,000	2,141,990
Granite Construction, Inc.	30,000	1,067,400
Insituform Technologies, Inc., Class A (a)	137,600	1,675,968
Quanta Services, Inc. (a)	63,000	1,108,800
Construction & Engineering Total		7,618,044
Industrial Conglomerates – 1.2%
3M Co.	50,200	2,282,092
Siemens AG, ADR	86,800	4,393,816
Industrial Conglomerates Total		6,675,908
Machinery – 1.0%
Danaher Corp.	44,800	2,274,048
Joy Global, Inc.	76,300	1,332,198
Parker Hannifin Corp.	70,100	2,339,237
Machinery Total		5,945,483
Marine – 0.3%
Diana Shipping, Inc.	136,800	1,604,664
Marine Total		1,604,664
Professional Services – 0.9%
Dun & Bradstreet Corp.	51,900	3,839,043
FTI Consulting, Inc. (a)	28,400	1,037,736
Professional Services Total		4,876,779
Road & Rail – 1.4%
Landstar System, Inc.	81,700	2,585,805
Norfolk Southern Corp.	98,300	3,118,076
Union Pacific Corp.	55,300	2,074,856
Road & Rail Total		7,778,737
Trading Companies & Distributors – 0.5%
W.W. Grainger, Inc.	44,400	2,937,504
Trading Companies & Distributors Total		2,937,504
Industrials Total		52,299,802
Information Technology – 17.5%
Communications Equipment – 1.6%
Brocade Communications Systems, Inc. (a)	952,100	2,646,838
Cisco Systems, Inc. (a)	272,000	3,963,040
QUALCOMM, Inc.	69,900	2,336,757
Communications Equipment Total		8,946,635

	Shares	Value ($)
Computers & Peripherals – 5.2%
Apple, Inc. (a)	105,200	9,395,412
Hewlett-Packard Co.	311,700	9,048,651
International Business Machines Corp.	119,162	10,966,479
Computers & Peripherals Total		29,410,542
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	93,400	2,374,228
LG Display Co., Ltd., ADR	230,600	1,920,898
Electronic Equipment, Instruments & Components Total		4,295,126
Internet Software & Services – 1.7%
Equinix, Inc. (a)	33,500	1,554,735
Google, Inc., Class A (a)	23,800	8,044,162
Internet Software & Services Total		9,598,897
IT Services – 2.4%
Affiliated Computer Services, Inc., Class A (a)	79,900	3,725,737
Fiserv, Inc. (a)	86,100	2,808,582
Hewitt Associates, Inc., Class A (a)	75,400	2,224,300
MasterCard, Inc., Class A	14,700	2,323,041
Redecard SA	229,300	2,397,131
IT Services Total		13,478,791
Semiconductors & Semiconductor Equipment – 2.3%
Intel Corp.	372,152	4,741,216
Marvell Technology Group Ltd. (a)	345,400	2,593,954
Microchip Technology, Inc.	123,000	2,308,710
Texas Instruments, Inc.	101,700	1,459,395
Xilinx, Inc.	100,500	1,776,840
Semiconductors & Semiconductor Equipment Total		12,880,115
Software – 3.6%
Activision Blizzard, Inc. (a)	247,100	2,478,413
Microsoft Corp.	780,000	12,597,000
Nintendo Co., Ltd.	9,210	2,688,590
Oracle Corp. (a)	191,200	2,971,248
Software Total		20,735,251
Information Technology Total		99,345,357
Materials – 5.3%
Chemicals – 2.2%
Albemarle Corp.	77,400	1,497,690
CF Industries Holdings, Inc.	30,600	1,968,498
Monsanto Co.	77,200	5,888,044
Potash Corp. of Saskatchewan, Inc.	35,000	2,938,950
Chemicals Total		12,293,182

See Accompanying Notes to Financial Statements.

7

Columbia Strategic Investor Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Metals & Mining – 3.1%
ArcelorMittal, SA	93,400	1,805,422
Cia Vale do Rio Doce, ADR	207,100	2,669,519
Cliffs Natural Resources, Inc.	91,200	1,407,216
Freeport-McMoRan Copper & Gold, Inc.	143,700	4,371,354
Kaiser Aluminum Corp.	113,700	2,505,948
Nucor Corp.	92,500	3,112,625
Sims Metal Management Ltd., ADR	185,500	1,994,125
Metals & Mining Total		17,866,209
Materials Total		30,159,391
Telecommunication Services – 2.3%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	419,418	9,969,566
Diversified Telecommunication Services Total		9,969,566
Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A (a)	98,800	2,877,056
Wireless Telecommunication Services Total		2,877,056
Telecommunication Services Total		12,846,622
Utilities – 3.2%
Electric Utilities – 3.2%
Entergy Corp.	70,900	4,777,951
Exelon Corp.	132,100	6,237,762
FirstEnergy Corp.	116,600	4,962,496
FPL Group, Inc.	42,900	1,944,657
Electric Utilities Total		17,922,866
Utilities Total		17,922,866
Total Common Stocks (cost of $701,803,986)		563,382,085

Short-Term Obligation – 0.5%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due on 03/02/09, at 0.190%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/17, market value $3,078,491 (repurchase proceeds $3,017,048)	3,017,000	3,017,000
Total Short-Term Obligation (cost of $3,017,000)		3,017,000
Total Investments – 99.7% (cost of $704,820,986) (b)		566,399,085
Other Assets & Liabilities, Net – 0.3%		1,560,709
Net Assets – 100.0%		567,959,794

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $704,820,986.

At February 28, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	17.5
Energy	14.6
Health Care	14.1
Financials	13.0
Consumer Discretionary	10.5
Consumer Staples	9.5
Industrials	9.2
Materials	5.3
Utilities	3.2
Telecommunication Services	2.3
99.2
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	0.3
100.0

The Fund was invested in the following countries at February 28, 2009:

Country	Value	% of Total Investments
United States*	$557,666,575	98.5
Japan	2,688,590	0.5
Brazil	2,397,131	0.4
Finland	1,834,858	0.3
United Kingdom	1,811,931	0.3
	$566,399,085	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Strategic Investor Fund

February 28, 2009 (Unaudited)

Assets	Investments, at cost	$704,820,986
	Investments, at value	566,399,085
	Cash	320
	Receivable for:
	Investments sold	1,050,477
	Fund shares sold	149,161
	Dividends	1,606,706
	Interest	32
	Foreign tax reclaims	33,459
	Expense reimbursement due from investment advisor	160,428
	Trustees' deferred compensation plan	62,794
	Other assets	30,095
	Total Assets	569,492,557
Liabilities	Payable for:
	Fund shares repurchased	512,502
	Investment advisory fee	280,913
	Administration fee	71,382
	Transfer agent fee	278,299
	Trustees' fees	1,144
	Pricing and bookkeeping fees	13,510
	Custody fee	16,513
	Distribution and service fees	55,582
	Reports to shareholders	207,812
	Chief compliance officer expenses	201
	Trustees' deferred compensation plan	62,794
	Other liabilities	32,111
	Total Liabilities	1,532,763
	Net Assets	567,959,794
Net Assets Consist of	Paid-in capital	926,328,175
	Undistributed net investment income	1,327,398
	Accumulated net realized loss	(221,269,557)
	Net unrealized appreciation (depreciation) on:
	Investments	(138,421,901)
	Foreign currency translations	(4,321)
	Net Assets	567,959,794
Class A	Net assets	$119,289,218
	Shares outstanding	11,585,787
	Net asset value per share	$10.30	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($10.30/0.9425)	$10.93	(b)
Class B	Net assets	$20,183,288
	Shares outstanding	2,021,584
	Net asset value and offering price per share	$9.98	(a)
Class C	Net assets	$15,558,868
	Shares outstanding	1,557,766
	Net asset value and offering price per share	$9.99	(a)
Class Z	Net assets	$412,928,420
	Shares outstanding	40,093,707
	Net asset value, offering and redemption price per share	$10.30

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Strategic Investor Fund

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Dividends	7,363,959
	Interest	12,601
	Foreign taxes withheld	(57,494)
	Total Income	7,319,066
Expenses	Investment advisory fee	2,093,975
	Administration fee	537,283
	Distribution fee:
	Class B	101,133
	Class C	80,098
	Service fee:
	Class A	190,603
	Class B	33,711
	Class C	26,699
	Transfer agent fee	1,297,693
	Pricing and bookkeeping fees	74,669
	Trustees' fees	26,260
	Custody fee	34,648
	Reports to shareholders	304,898
	Chief compliance officer expenses	484
	Other expenses	117,523
	Total Expenses	4,919,677
	Fees waived or expenses reimbursed by investment advisor	(963,110)
	Expense reductions	(211)
	Net Expenses	3,956,356
	Net Investment Income	3,362,710
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized loss on:
	Investments	(146,269,050)
	Foreign currency transactions	(83,477)
	Net realized loss	(146,352,527)
	Net change in unrealized appreciation (depreciation) on:
	Investments	(297,517,021)
	Foreign currency translations	1,855
	Net change in unrealized appreciation (depreciation)	(297,515,166)
	Net Loss	(443,867,693)
	Net Decrease Resulting from Operations	(440,504,983)

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Strategic Investor Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	3,362,710	4,888,993
	Net realized loss on investments and foreign currency transactions	(146,352,527)	(46,655,894)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(297,515,166)	(37,426,421)
	Net decrease resulting from operations	(440,504,983)	(79,193,322)
Distributions to Shareholders	From net investment income:
	Class A	(665,483)	(773,956)
	Class Z	(4,034,662)	(4,698,098)
	From net realized gains:
	Class A	—	(25,957,054)
	Class B	—	(5,475,529)
	Class C	—	(4,393,348)
	Class Z	—	(86,866,170)
	Total distributions to shareholders	(4,700,145)	(128,164,155)
	Net Capital Stock Transactions	(44,037,967)	51,027,510
	Total decrease in net assets	(489,243,095)	(156,329,967)
Net Assets	Beginning of period	1,057,202,889	1,213,532,856
	End of period	567,959,794	1,057,202,889
	Undistributed net investment income, at end of period	1,327,398	2,664,833

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia Strategic Investor Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	746,901	9,887,461	1,770,936	34,839,825
Distributions reinvested	53,211	631,609	1,207,017	25,419,789
Redemptions	(1,727,991)	(21,707,534)	(2,371,293)	(46,749,332)
Net increase (decrease)	(927,879)	(11,188,464)	606,660	13,510,282
Class B
Subscriptions	50,187	642,031	209,919	3,963,170
Distributions reinvested	—	—	246,493	5,055,566
Redemptions	(448,568)	(5,590,175)	(611,433)	(11,688,371)
Net decrease	(398,381)	(4,948,144)	(155,021)	(2,669,635)
Class C
Subscriptions	78,822	963,908	218,592	4,229,781
Distributions reinvested	—	—	190,801	3,915,246
Redemptions	(480,559)	(6,049,756)	(581,094)	(11,340,571)
Net decrease	(401,737)	(5,085,848)	(171,701)	(3,195,544)
Class Z
Subscriptions	1,334,034	16,493,542	2,899,426	57,635,847
Distributions reinvested	334,033	3,961,629	4,275,497	90,127,466
Redemptions	(3,394,822)	(43,270,682)	(5,258,470)	(104,380,906)
Net increase (decrease)	(1,726,755)	(22,815,511)	1,916,453	43,382,407

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	February 28,		Year Ended August 31,
Class A Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$18.01		$21.48		$21.22		$21.21		$18.37		$15.95
Income from Investment Operations:
Net investment income (a)	0.05		0.06		0.07		0.13		0.01		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(7.70)		(1.25)		2.97		1.54		3.08		2.46
Total from investment operations	(7.65)		(1.19)		3.04		1.67		3.09		2.49
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.07)		(0.10)		(0.14)		(0.03)		(0.07)
From net realized gains	—		(2.21)		(2.68)		(1.52)		(0.22)		—
Total distributions to shareholders	(0.06)		(2.28)		(2.78)		(1.66)		(0.25)		(0.07)
Net Asset Value, End of Period	$10.30		$18.01		$21.48		$21.22		$21.21		$18.37
Total return (b)(c)	(42.54	)%(d)	(7.09)%		16.33%		8.26%		16.88%		15.64%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.23	%(e)(f)	1.22	%(g)	1.23	%(h)	1.24	%(f)	1.24	%(f)	1.27	%(f)
Waiver/Reimbursement	0.27	%(e)	0.03%		0.02%		0.01%		0.03%		0.01%
Net investment income	0.81	%(e)(f)	0.30	%(g)	0.36	%(h)	0.65	%(f)	0.64	%(f)	0.19	%(f)
Portfolio turnover rate	67	%(d)	88%		139%		82%		80%		106%
Net assets, end of period (000's)	$119,289		$225,418		$255,743		$170,201		$169,340		$99,608

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.04%.

(h)  The benefits derived from expense reductions had an impact of 0.06%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$17.45		$20.96		$20.81		$20.84		$18.17		$15.82
Income from Investment Operations:
Net investment loss (a)	—	(b)	(0.09)		(0.08)		(0.02)		—	(b)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.47)		(1.21)		2.91		1.51		2.89		2.45
Total from investment operations	(7.47)		(1.30)		2.83		1.49		2.89		2.35
Less Distributions to Shareholders:
From net realized gains	—		(2.21)		(2.68)		(1.52)		(0.22)		—
Net Asset Value, End of Period	$9.98		$17.45		$20.96		$20.81		$20.84		$18.17
Total return (c)(d)	(42.81	)%(e)	(7.77)%		15.50%		7.47%		15.97%		14.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.98	%(f)(g)	1.97	%(h)	1.98	%(i)	1.99	%(g)	1.99	%(g)	2.02	%(g)
Waiver/Reimbursement	0.27	%(f)	0.03%		0.02%		0.01%		0.03%		0.14%
Net investment income (loss)	0.05	%(f)(g)	(0.46	)%(h)	(0.39	)%(i)	(0.10	)%(g)	(0.09	)%(g)	(0.57	)%(g)
Portfolio turnover rate	67	%(e)	88%		139%		82%		80%		106%
Net assets, end of period (000's)	$20,183		$42,229		$53,965		$51,446		$49,318		$22,071

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.04%.

(i)  The benefits derived from expense reductions had an impact of 0.06%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months										Period
	Ended										Ended
	February 28,		Year Ended August 31,								August 31,
Class C Shares	2009		2008		2007		2006		2005		2004 (a)
Net Asset Value, Beginning of Period	$17.46		$20.96		$20.82		$20.85		$18.18		$16.42
Income from Investment Operations:
Net investment income (loss) (b)	—	(c)	(0.09)		(0.08)		(0.02)		—	(c)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.47)		(1.20)		2.90		1.51		2.89		1.85
Total from investment operations	(7.47)		(1.29)		2.82		1.49		2.89		1.76
Less Distributions to Shareholders:
From net realized gains	—		(2.21)		(2.68)		(1.52)		(0.22)		—
Net Asset Value, End of Period	$9.99		$17.46		$20.96		$20.82		$20.85		$18.18
Total return (d)(e)	(42.78	)%(f)	(7.72)%		15.43%		7.46%		15.96%		10.72	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.98	%(g)(h)	1.97	%(i)	1.98	%(j)	1.99	%(h)	1.99	%(h)	2.05	%(g)(h)
Waiver/Reimbursement	0.27	%(g)	0.03%		0.02%		0.01%		0.03%		0.07	%(g)
Net investment income (loss)	0.05	%(g)(h)	(0.46	)%(i)	(0.40	)%(j)	(0.10	)%(h)	(0.09	)%(h)	(0.57	)%(g)(h)
Portfolio turnover rate	67	%(f)	88%		139%		82%		80%		106%
Net assets, end of period (000's)	$15,559		$34,208		$44,682		$43,881		$39,253		$14,821

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.04%.

(j)  The benefits derived from expense reductions had an impact of 0.06%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$18.06		$21.53		$21.28		$21.27		$18.42		$15.98
Income from Investment Operations:
Net investment income (a)	0.07		0.11		0.13		0.18		0.01		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(7.73)		(1.25)		2.96		1.54		3.13		2.47
Total from investment operations	(7.66)		(1.14)		3.09		1.72		3.14		2.55
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.12)		(0.16)		(0.19)		(0.07)		(0.11)
From net realized gains	—		(2.21)		(2.68)		(1.52)		(0.22)		—
Total distributions to shareholders	(0.10)		(2.33)		(2.84)		(1.71)		(0.29)		(0.11)
Net Asset Value, End of Period	$10.30		$18.06		$21.53		$21.28		$21.27		$18.42
Total return (b)(c)	(42.49	)%(d)	(6.85)%		16.62%		8.50%		17.16%		15.98%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.98	%(e)(f)	0.97	%(g)	0.98	%(h)	0.99	%(f)	0.99	%(f)	1.02	%(f)
Waiver/Reimbursement	0.27	%(e)	0.03%		0.02%		0.01%		0.03%		0.03%
Net investment income	1.06	%(e)(f)	0.55	%(g)	0.63	%(h)	0.89	%(f)	0.86	%(f)	0.44	%(f)
Portfolio turnover rate	67	%(d)	88%		139%		82%		80%		106%
Net assets, end of period (000's)	$412,928		$755,348		$859,142		$179,027		$267,380		$272,178

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.04%.

(h)  The benefits derived from expense reductions had an impact of less than 0.06%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Strategic Investor Fund

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Strategic Investor Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified fund. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

Investment Objective

The Fund seeks long-term growth of capital by using a "value" approach to investing primarily in common stocks.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a

17

Columbia Strategic Investor Fund, February 28, 2009 (Unaudited)

security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$557,046,707	$—
Level 2 – Other Significant Observable Inputs	9,352,378	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$566,399,085	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on

18

Columbia Strategic Investor Fund, February 28, 2009 (Unaudited)

foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and distributed annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from
Ordinary Income*	$8,110,181
Long-Term Capital Gains	120,053,974

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$36,169,071
Unrealized depreciation	(174,590,972)
Net unrealized depreciation	$(138,421,901)

19

Columbia Strategic Investor Fund, February 28, 2009 (Unaudited)

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$5,290,232
2011	10,580,464
Total	$15,870,696

Of the remaining capital loss carryforwards attributable to the Fund, $5,290,232 expiring August 31, 2009 and $10,580,464 expiring August 31, 2011 remain from the Fund's merger with the Columbia Young Investor Fund. The availability of a portion of the remaining capital loss carryforward from the Columbia Young Investor Fund may be limited in a given year.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
Over $1 billion	0.50%

For the six month period ended February 28, 2009, the Fund's annualized effective investment advisory fee rate was 0.58% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $1 billion	0.150%
Over $1 billion	0.125%

For the six month period ended February 28, 2009, the annualized effective administration fee rate was 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively

20

Columbia Strategic Investor Fund, February 28, 2009 (Unaudited)

with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended February 28, 2009, the Distributor has retained net underwriting discounts of $6,090 on sales of the Fund's Class A shares and received net CDSC fees of $237, $47,985 and $1,917 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Effective January 16, 2009, Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 1.00% annually of the Fund's average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Prior to January 16, 2009, Columbia voluntarily waived fees and/or reimbursed the Fund so that total expenses (exclusive

21

Columbia Strategic Investor Fund, February 28, 2009 (Unaudited)

of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed 0.98% annually of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $211 for the Fund.

Note 6. Portfolio Information

For the six month period ended February 28, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $498,829,645 and $535,007,724, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 16, 2008, the Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

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Columbia Strategic Investor Fund, February 28, 2009 (Unaudited)

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

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Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds' investment adviser, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes

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and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2008, Columbia Strategic Investor Fund's performance was in the first quintile for the one-, three-, five- and ten-year periods of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The trustees considered that Columbia Strategic Investor Fund's total expenses were in the third quintile and actual management fees were in the fourth quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

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The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■  the report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

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Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
among the Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of, such funds the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

1   CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

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II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.  Performance rankings were similar in 2007 and 2008, although last year's were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.  The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.  Atlantic equity Funds' overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.  A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.  The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the fourth or fifth quintiles. The higher actual management fee rankings of certain Excelsior Funds are due in part to fee

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schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.  The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.  The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the "Nations Funds"). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees' Fee and Performance Evaluation Process

14.  The Trustees' evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.  An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

18.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this "hybrid" method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.  In 2007, CMG's complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

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21.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

    a. Management-only profitability should be calculated without reference to any Private Bank expense.

    b. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    c. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    d. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a

30

management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Strategic Investor Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Columbia Strategic Investor Fund

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8342-0209 (04/09) 09/76258

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Real Estate Equity Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	14

Board Consideration and Approval of Advisory Agreements	21

Summary of Management Fee Evaluation by Independent Fee Consultant	24

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia Real Estate Equity Fund

Summary

■  For the six-month period that ended February 28, 2009, the fund's Class A shares returned negative 57.02% without sales charge. The fund's benchmark, the FTSE NAREIT Equity REITs Index,1 returned negative 60.01%. The average return of its peer group, the Lipper Real Estate Funds Classification,2 was negative 59.64%. Declining economic fundamentals combined with an ongoing deep freeze in the credit markets limited commercial real estate transaction volume and caused the perceived risk of commercial real estate to balloon during the period. This negative environment caused the fund to suffer a significant loss. However, we believe the fund held up somewhat better than the index and its peers due to an emphasis on companies with strong balance sheets, well-capitalized tenants, few near-term lease maturities and small development pipelines.

■  Stock selection and property type positioning helped the fund stem its losses. An underweight to industrial REITs and light exposure to ProLogis (0.8% of net assets) aided the fund relative to its benchmark, as the firm's shares slid significantly. Positioning within the hard-hit retail property type also helped relative returns. Premier mall operator Simon Property Group (8.3% of net assets) lost substantially less than the loss sustained by key competitor, General Growth Properties. We sold the fund's small position in General Growth Properties. The relative outperformance of several recent additions to the portfolio also helped, including Omega Healthcare Investors (1.3% of net assets).

■  The retail property sector, which was down during the period, detracted significantly from the absolute returns of the index and the fund as consumer spending contracted. For the fund, key detractors included overweight positions in shopping center operator Kimco Realty, which lost value, and Vornado Realty Trust, which also lost value, due to exposure to retail and the New York City office market (3.4% and 4.8% of net assets, respectively).

■  As the credit crisis and economic recession continue to weaken commercial real estate fundamentals, 2009 will likely be a challenging year for REITs. The depth and duration of the economic recession and the condition of the credit markets will be key determinants to the extent of further declines in REIT business fundamentals, including property values. Against this backdrop, we continue to emphasize real estate companies with strong balance sheets, which we believe have higher quality tenants and no near-term leasing challenges in anticipation that these REITs could take advantage of access to capital to buy properties at distressed price levels.

1The FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index tracks the performance of all publicly traded equity real estate investment trusts (REITs). Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–57.02%

Class A shares (without sales charge)

–60.01%

FTSE NAREIT Equity REITs Index

1

Fund Profile (continued) – Columbia Real Estate Equity Fund

Portfolio Management

Arthur J. Hurley has managed the fund since September 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 2006.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property values due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

2

Performance Information – Columbia Real Estate Equity Fund

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	13,046	12,294
Class B	12,450	12,450
Class C	12,450	12,450
Class Z	13,288	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Real Estate Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		04/01/94
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–57.02	–59.47	–57.19	–59.26	–57.17	–57.58	–56.98
1-year	–52.32	–55.07	–52.69	–54.97	–52.66	–53.11	–52.19
5-year	–8.15	–9.23	–8.84	–8.97	–8.84	–8.84	–7.93
10-year	2.69	2.09	2.22	2.22	2.22	2.22	2.88

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–54.54	–57.14	–54.72	–56.88	–54.76	–55.20	–54.54
1-year	–52.26	–55.01	–52.61	–54.87	–52.65	–53.10	–52.21
5-year	–7.92	–9.00	–8.61	–8.74	–8.63	–8.63	–7.71
10-year	3.34	2.73	2.86	2.86	2.84	2.84	3.52

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on April 1, 1994.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.29
Class B	2.04
Class C	2.04
Class Z	1.04

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	5.72
Class B	5.72
Class C	5.71
Class Z	5.73

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.34
Class B	0.30
Class C	0.30
Class Z	0.36

3

Understanding Your Expenses – Columbia Real Estate Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	429.78	1,018.10	4.79	6.76	1.35
Class B	1,000.00	1,000.00	428.09	1,014.38	7.44	10.49	2.10
Class C	1,000.00	1,000.00	428.29	1,014.38	7.44	10.49	2.10
Class Z	1,000.00	1,000.00	430.22	1,019.34	3.90	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Real Estate Equity Fund

February 28, 2009 (Unaudited)

Common Stocks – 88.8%
	Shares	Value ($)
Consumer Discretionary – 2.2%
Hotels, Restaurants & Leisure – 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	311,900	3,614,921
Hotels, Restaurants & Leisure Total		3,614,921
Consumer Discretionary Total		3,614,921
Financials – 86.6%
Real Estate Investment Trusts (REITs) – 86.6%
Alexandria Real Estate Equities, Inc.	209,247	8,361,510
Boardwalk Real Estate Investment Trust	196,318	3,939,631
Boston Properties, Inc.	179,635	6,662,662
CBL & Associates Properties, Inc.	564,000	1,748,400
Corporate Office Properties Trust	54,584	1,364,600
DCT Industrial Trust, Inc.	701,575	2,048,599
Digital Realty Trust, Inc.	373,085	11,151,511
Duke Realty Corp.	400,700	2,764,830
Entertainment Properties Trust	160,210	2,388,731
Equity Lifestyle Properties, Inc.	240,000	7,999,200
Equity Residential Property Trust	314,066	5,527,562
Essex Property Trust, Inc.	88,342	4,805,805
Federal Realty Investment Trust	149,600	6,153,048
Health Care, Inc.	55,000	1,692,350
Kimco Realty Corp.	651,750	5,767,987
Mack-Cali Realty Corp.	279,200	4,768,736
Mid-America Apartment Communities, Inc.	187,613	4,849,796
National Retail Properties, Inc.	399,558	5,741,648
Nationwide Health Properties, Inc.	332,000	6,726,320
Omega Healthcare Investors, Inc.	172,000	2,258,360
Plum Creek Timber Co., Inc.	330,027	8,656,608
Potlatch Corp.	159,404	3,629,629
ProLogis	243,600	1,410,444
Public Storage, Inc.	218,200	12,105,736
Simon Property Group, Inc.	421,496	13,951,518
SL Green Realty Corp.	81,100	942,382
Sun Communities, Inc.	72,688	641,108
Vornado Realty Trust	250,085	8,185,282
Real Estate Investment Trusts (REITs) Total		146,243,993
Financials Total		146,243,993
Total Common Stocks (cost of $230,329,167)		149,858,914

Investment Company – 2.3%
	Shares	Value ($)
iShares Dow Jones U.S. Real Estate Index Fund	154,847	3,895,951
Total Investment Company (cost of $7,711,925)		3,895,951
	Par ($)
Short-Term Obligation – 2.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.190%, collateralized by a U.S. Treasury Obligation maturing 05/15/16, market value $5,050,780 (repurchase proceeds $4,948,078)	4,948,000	4,948,000
Total Short-Term Obligation (cost of $4,948,000)		4,948,000
Total Investments – 94.0% (cost of $242,989,092) (a)		158,702,865
Other Assets & Liabilities, Net – 6.0%		10,134,194
Net Assets – 100.0%		168,837,059

Notes to Investment Portfolio:

(a)  Cost for federal income tax purposes is $242,989,092.

At February 28, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Financials	86.6
Consumer Discretionary	2.2
88.8
Investment Company	2.3
Short-Term Obligation	2.9
Other Assets & Liabilities, Net	6.0
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Real Estate Equity Fund

February 28, 2009 (Unaudited)

Assets	Investments, at cost	$242,989,092
	Investments, at value	158,702,865
	Cash	578
	Receivable for:
	Investments sold	2,276,709
	Fund shares sold	9,846,597
	Dividends	904,618
	Interest	52
	Trustees' deferred compensation plan	26,991
	Other assets	13,412
	Total Assets	171,771,822
Liabilities	Payable for:
	Investments purchased	2,305,999
	Fund shares repurchased	284,044
	Investment advisory fee	105,844
	Transfer agent fee	90,121
	Trustees' fees	932
	Pricing and bookkeeping fees	10,824
	Custody fee	3,333
	Distribution and service fees	6,669
	Reports to shareholders	48,952
	Chief compliance officer expenses	127
	Trustees' deferred compensation plan	26,991
	Other liabilities	50,927
	Total Liabilities	2,934,763
	Net Assets	168,837,059
Net Assets Consist of	Paid-in capital	299,819,973
	Overdistributed net investment income	(6,496,995)
	Accumulated net realized loss	(40,199,437)
	Unrealized appreciation (depreciation) on:
	Investments	(84,286,227)
	Foreign currency translations	(255)
	Net Assets	168,837,059
Class A	Net assets	$10,387,513
	Shares outstanding	1,816,512
	Net asset value per share	$5.72 (a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($5.72/0.9425)	$6.07 (b)
Class B	Net assets	$2,440,384
	Shares outstanding	426,538
	Net asset value and offering price per share	$5.72 (a)
Class C	Net assets	$2,418,149
	Shares outstanding	423,572
	Net asset value and offering price per share	$5.71 (a)
Class Z	Net assets	$153,591,013
	Shares outstanding	26,809,924
	Net asset value, offering and redemption price per share	$5.73

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Real Estate Equity Fund

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Dividends	2,457,206
	Interest	17,771
	Foreign taxes withheld	(21,894)
	Total Income	2,453,083
Expenses	Investment advisory fee	851,337
	Distribution fee:
	Class B	15,993
	Class C	14,879
	Service fee:
	Class A	19,006
	Class B	5,332
	Class C	4,959
	Transfer agent fee	213,353
	Pricing and bookkeeping fees	42,812
	Trustees' fees	12,251
	Custody fee	5,685
	Reports to shareholders	78,959
	Chief compliance officer expenses	350
	Other expenses	42,839
	Total Expenses	1,307,755
	Expense reductions	(11)
	Net Expenses	1,307,744
	Net Investment Income	1,145,339
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	(56,485,060)
	Foreign currency transactions	1,087
	Net realized loss	(56,483,973)
	Net change in unrealized appreciation (depreciation) on:
	Investments	(144,212,577)
	Foreign currency translations	18
	Net change in unrealized appreciation (depreciation)	(144,212,559)
	Net Loss	(200,696,532)
	Net Decrease Resulting from Operations	(199,551,193)

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Real Estate Equity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	1,145,339	7,017,632
	Net realized gain (loss) on investments and
	foreign currency transactions	(56,483,973)	49,736,685
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(144,212,559)	(74,425,849)
	Net decrease resulting from operations	(199,551,193)	(17,671,532)
Distributions to Shareholders	From net investment income:
	Class A	(573,348)	(231,829)
	Class B	(139,658)	(37,874)
	Class C	(129,349)	(32,873)
	Class Z	(8,148,634)	(3,748,998)
	From net realized gains:
	Class A	—	(6,859,068)
	Class B	—	(2,737,380)
	Class C	—	(2,361,785)
	Class Z	—	(93,321,186)
	Total distributions to shareholders	(8,990,989)	(109,330,993)
	Net Capital Stock Transactions	59,179,868	18,819,376
	Total decrease in net assets	(149,362,314)	(108,183,149)
Net Assets	Beginning of period	318,199,373	426,382,522
	End of period	168,837,059	318,199,373
	Undistributed (Overdistributed) net investment income, at end of period	(6,496,995)	1,348,655

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Columbia Real Estate Equity Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	564,699	5,031,091	616,079	8,565,733
Distributions reinvested	63,269	532,842	455,084	6,729,883
Redemptions	(422,807)	(3,809,035)	(959,008)	(15,547,187)
Net increase (decrease)	205,161	1,754,898	112,155	(251,571)
Class B
Subscriptions	14,492	164,349	82,549	1,472,374
Distributions reinvested	15,151	124,621	164,393	2,432,022
Redemptions	(117,270)	(1,042,448)	(198,348)	(3,015,576)
Net increase (decrease)	(87,627)	(753,478)	48,594	888,820
Class C
Subscriptions	43,775	430,750	106,346	1,756,270
Distributions reinvested	14,756	121,073	151,036	2,229,869
Redemptions	(102,385)	(959,869)	(188,638)	(2,822,085)
Net increase (decrease)	(43,854)	(408,046)	68,744	1,164,054
Class Z
Subscriptions	10,509,130	93,463,914	4,334,071	58,822,815
Proceeds received in connection with merger	—	—	1,924,145	25,873,534
Distributions reinvested	591,158	5,047,323	4,827,796	71,469,590
Redemptions	(4,631,276)	(39,924,743)	(8,939,020)	(139,147,866)
Net increase	6,469,012	58,586,494	2,146,992	17,018,073

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	February 28,		Year Ended August 31,
Class A Shares	2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$13.85		$20.72		$29.07		$27.84		$25.59	$21.04
Income from Investment Operations:
Net investment income (a)	0.04		0.29		0.22		0.39		0.79 (b)	0.77
Net realized and unrealized gain (loss) on investments and foreign currency	(7.83)		(1.10)		1.24		4.90		4.73	4.67
Total from investment operations	(7.79)		(0.81)		1.46		5.29		5.52	5.44
Less Distributions to Shareholders:
From net investment income	(0.34)		(0.16)		(0.33)		(0.78)		(0.75)	(0.70)
From net realized gains	—		(5.90)		(9.48)		(3.28)		(2.52)	(0.19)
Total distributions to shareholders	(0.34)		(6.06)		(9.81)		(4.06)		(3.27)	(0.89)
Net Asset Value, End of Period	$5.72		$13.85		$20.72		$29.07		$27.84	$25.59
Total return (c)	(57.02	)%(d)	(5.46)%		1.72%		21.66%		22.65%	26.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.35	%(f)	1.28%		1.21%		1.19%		1.18%	1.20%
Interest expense	—		—	%(g)	—	%(g)	—	%(g)	—	—
Net expenses (e)	1.35	%(f)	1.28%		1.21%		1.19%		1.18%	1.20%
Net investment income (e)	0.79	%(f)	1.93%		0.84%		1.45%		2.98%	3.27%
Portfolio turnover rate	52	%(d)	78%		67%		10%		10%	28%
Net assets, end of period (000's)	$10,388		$22,321		$31,069		$44,685		$45,756	$32,703

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$13.85		$20.76		$29.09		$27.85		$25.60	$21.03
Income from Investment Operations:
Net investment income (a)	—	(b)	0.20		0.03		0.19		0.60 (c)	0.58
Net realized and unrealized gain (loss) on investments and foreign currency	(7.83)		(1.14)		1.24		4.90		4.73	4.70
Total from investment operations	(7.83)		(0.94)		1.27		5.09		5.33	5.28
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.07)		(0.12)		(0.57)		(0.56)	(0.52)
From net realized gains	—		(5.90)		(9.48)		(3.28)		(2.52)	(0.19)
Total distributions to shareholders	(0.30)		(5.97)		(9.60)		(3.85)		(3.08)	(0.71)
Net Asset Value, End of Period	$5.72		$13.85		$20.76		$29.09		$27.85	$25.60
Total return (d)	(57.19	)%(e)	(6.21)%		0.99%		20.78%		21.74%	25.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	2.10	%(g)	2.03%		1.96%		1.94%		1.93%	1.98%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	—
Net expenses (f)	2.10	%(g)	2.03%		1.96%		1.94%		1.93%	1.98%
Net investment income (loss) (f)	(0.12	)%(g)	1.30%		0.10%		0.72%		2.26%	2.47%
Portfolio turnover rate	52	%(e)	78%		67%		10%		10%	28%
Net assets, end of period (000's)	$2,440		$7,123		$9,663		$13,309		$14,393	$11,234

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months									Period
	Ended									Ended
	February 28,		Year Ended August 31,							August 31,
Class C Shares	2009		2008		2007		2006		2005	2004 (a)
Net Asset Value, Beginning of Period	$13.82		$20.72		$29.06		$27.83		$25.58	$21.99
Income from Investment Operations:
Net investment income (b)	—	(c)	0.19		0.03		0.18		0.55 (d)	0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(7.81)		(1.12)		1.23		4.90		4.78	3.72
Total from investment operations	(7.81)		(0.93)		1.26		5.08		5.33	4.13
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.07)		(0.12)		(0.57)		(0.56)	(0.35)
From net realized gains	—		(5.90)		(9.48)		(3.28)		(2.52)	(0.19)
Total distributions to shareholders	(0.30)		(5.97)		(9.60)		(3.85)		(3.08)	(0.54)
Net Asset Value, End of Period	$5.71		$13.82		$20.72		$29.06		$27.83	$25.58
Total return (e)	(57.17	)%(f)	(6.18)%		0.94%		20.75%		21.75%	18.99	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	2.10	%(h)	2.03%		1.96%		1.94%		1.93%	1.95	%(h)
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	—
Net expenses (g)	2.10	%(h)	2.03%		1.96%		1.94%		1.93%	1.95	%(h)
Net investment income (loss) (g)	(0.07	)%(h)	1.26%		0.11%		0.66%		2.08%	1.93	%(h)
Portfolio turnover rate	52	%(f)	78%		67%		10%		10%	28%
Net assets, end of period (000's)	$2,418		$6,462		$8,263		$5,486		$4,821	$2,404

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$13.88		$20.74		$29.10		$27.86		$25.60	$21.06
Income from Investment Operations:
Net investment income (a)	0.06		0.33		0.29		0.48		0.90 (b)	0.88
Net realized and unrealized gain (loss) on investments and foreign currency	(7.85)		(1.10)		1.22		4.88		4.70	4.62
Total from investment operations	(7.79)		(0.77)		1.51		5.36		5.60	5.50
Less Distributions to Shareholders:
From net investment income	(0.36)		(0.19)		(0.39)		(0.84)		(0.82)	(0.77)
From net realized gains	—		(5.90)		(9.48)		(3.28)		(2.52)	(0.19)
Total distributions to shareholders	(0.36)		(6.09)		(9.87)		(4.12)		(3.34)	(0.96)
Net Asset Value, End of Period	$5.73		$13.88		$20.74		$29.10		$27.86	$25.60
Total return (c)	(56.98	)%(d)	(5.21)%		1.95%		21.99%		22.99%	26.72%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.10	%(f)	1.03%		0.96%		0.94%		0.93%	0.97%
Interest expense	—		—	%(g)	—	%(g)	—	%(g)	—	—
Net expenses (e)	1.10	%(f)	1.03%		0.96%		0.94%		0.93%	0.97%
Net investment income (e)	1.07	%(f)	2.17%		1.11%		1.78%		3.40%	3.78%
Portfolio turnover rate	52	%(d)	78%		67%		10%		10%	28%
Net assets, end of period (000's)	$153,591		$282,293		$377,388		$578,899		$758,147	$872,924

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements – Columbia Real Estate Equity Fund

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Real Estate Equity Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified fund. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

Investment Objective

The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

14

Columbia Real Estate Equity Fund, February 28, 2009 (Unaudited)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$153,754,865	$—
Level 2 – Other Significant Observable Inputs	4,948,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$158,702,865	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year,

15

Columbia Real Estate Equity Fund, February 28, 2009 (Unaudited)

and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and distributed quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from
Ordinary Income*	$4,051,574
Long-Term Capital Gains	105,279,419

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$6,890,095
Unrealized depreciation	(91,176,322)
Net unrealized depreciation	$(84,286,227)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State

16

Columbia Real Estate Equity Fund, February 28, 2009 (Unaudited)

Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended February 28, 2009, the Distributor has retained net underwriting discounts of $2,485 on sales of the Fund's Class A shares and received net CDSC fees of $7, $3,615 and $650 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") which require the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of the Fund at the following annual rates:

Distribution Fee			Service Fee
Class A (a)	Class B	Class C	Class A (a)	Class B	Class C
0.10%	0.75%	0.75%	0.25%	0.25%	0.25%

(a)  The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

17

Columbia Real Estate Equity Fund, February 28, 2009 (Unaudited)

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Effective January 1, 2009, Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 1.20% annually of the Fund's average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $11 for the Fund.

Note 6. Portfolio Information

For the six month period ended February 28, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $169,764,219 and $116,877,514, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 16, 2008, the Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of February 28, 2009, 33.8% of the Fund's shares outstanding were beneficially owned by one participant

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Columbia Real Estate Equity Fund, February 28, 2009 (Unaudited)

account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholder that held 18.3% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct,

19

Columbia Real Estate Equity Fund, February 28, 2009 (Unaudited)

including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 10. Business Combinations and Mergers

As of March 24, 2008, Real Estate Fund, a series of Excelsior Funds, Inc., merged into Columbia Real Estate Equity Fund. Columbia Real Estate Equity Fund received a tax-free transfer of assets from Real Estate Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
1,924,145	$25,873,534	$(1,417,264)

Net Assets of Columbia Real Estate Equity Fund Prior to Combination	Net Assets of Real Estate Fund Immediately Prior to Combination	Net Assets of Columbia Real Estate Equity Fund Immediately After Combination
$294,500,389	$25,873,534	$320,373,923

1  Unrealized depreciation is included in the Net Assets Received.

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Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds' investment adviser, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the

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Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2008, Columbia Real Estate Equity Fund's performance was in the fourth quintile (where the best performance would be in the first quintile) for the one-and three-year periods, and in the fifth quintile for the five- and ten-year periods of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The trustees considered that Columbia Real Estate Equity Fund's total expenses were in the third quintile and actual management fees were in the second quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed

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information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

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Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of, such funds the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.   Possible economies of scale as the Fund grows larger;

4.   Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.   Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.   Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

1   CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

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II. Summary of Findings

A. General

1.   Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.   In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.  Performance rankings were similar in 2007 and 2008, although last year's were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.  The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.  Atlantic equity Funds' overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.   The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.   A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.   The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.  The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the

25

fourth or fifth quintiles. The higher actual management fee rankings of certain Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.  The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.  The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the "Nations Funds"). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees' Fee and Performance Evaluation Process

14.  The Trustees' evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.  An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

18.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this "hybrid" method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.  In 2007, CMG's complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

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21.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

    a.  Management-only profitability should be calculated without reference to any Private Bank expense.

    b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore, the following data need not be provided:

    1.  Adjusting total profitability data for Private Bank expenses

    2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a

27

management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Real Estate Equity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

29

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
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Columbia Management®

Columbia Real Estate Equity Fund

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8343-0209 (04/09) 09/76245

Semiannual Report

February 28, 2009

Columbia Federal Securities Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund’s portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn’t mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient¹. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

The	board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

¹	The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia Federal Securities Fund

Summary

■

For the six-month period that ended February 28, 2009, the fund’s Class A shares returned 3.62% without sales charge. The return of the Citigroup Government/Mortgage Index was 5.90%.[1] The average return of the fund’s peer group, the Lipper General U.S. Government Funds Classification[2], was 3.41%. Treasury securities easily outperformed other fixed-income asset classes during the period, giving the Treasury-heavy index an advantage versus most managed funds. The fund’s relatively conservative profile produced a modest performance edge versus the average fund in its peer group.

■

We believe that the fund had less exposure than competing funds to asset-backed securities and agency mortgages, which was extremely helpful during the first half of the period as the market remained staunchly risk averse in response to a brewing financial crisis. Fixed-income investors were so focused on quality that yields on Treasury securities dropped to multi-decade lows across the entire maturity spectrum. In the second half of the period, some riskier market sectors recovered sharply amid increased optimism that government intervention would help stabilize the markets. The fund increased its risk exposure during that period, but lost some ground vis-à-vis its peer group. The fund was also hurt when the average duration of its mortgage securities dropped below the fund’s targeted minimum as mortgage rates declined. Duration is a measure of interest rate sensitivity. Although the fund’s above-market duration was a relatively brief phenomenon, it hampered performance when interest rates moved higher in early 2009.

■

The fund is now neutrally positioned relative to the index in terms of its allocations across different maturities, with no significant bets regarding the direction of interest rates. However, our recent efforts to increase the fund’s risk profile have created some sharp differences with the index. Only 23 percent of the fund’s assets are invested in the Treasury market, compared with 35 percent for the index. The fund’s current positioning reflects our belief that riskier assets are positioned to outperform less risky assets going forward.

Portfolio Management

Jonathan P. Carlson has co-managed the fund since June 2007 and has been associated with the advisor since 2007.

Michael Zazzarino has co-managed the fund since December 2007 and has been associated with the advisor since 2005.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Portfolio holding and characteristics are subject to change and may not be representative of current holding and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

[1]

The Citigroup Government/Mortgage Index is a combination of the Citigroup U.S. Government Index and the Citigroup Mortgage Index. The Government Index tracks the performance of the Treasury and government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index. The Mortgage Index tracks the performance of the mortgage component of the BIG Bond Index, comprising 30- and 15-year GNMA, FNMA and FHLMC pass throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

+3.62% Class A shares (without sales charge)

+5.90% Citigroup Government/Mortgage Index

Morningstar Style Box™

Fixed Income Maturity

The Morningstar Style Box™ reveals a fund’s investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Performance Information – Columbia Federal Securities Fund

Annual operating expense ratio (%)*

Class A	0.98
Class B	1.73
Class C	1.73
Class Z	0.73

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 02/28/09 ($)
Class A	10.65
Class B	10.65
Class C	10.65
Class Z	10.65

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.20
Class B	0.16
Class C	0.16
Class Z	0.21

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge	without	with
Class A	16,092	15,327
Class B	14,937	14,937
Class C	15,159	15,159
Class Z	16,497	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Federal Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	03/30/84		06/08/92		08/01/97		01/11/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.62	–1.31	3.23	–1.77	3.30	2.30	3.74
1-year	3.54	–1.37	2.77	–2.20	2.92	1.92	3.80
5-year	3.87	2.87	3.10	2.75	3.25	3.25	4.13
10-year	4.87	4.36	4.09	4.09	4.25	4.25	5.13

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	4.11	–0.83	3.72	–1.28	3.80	2.80	4.24
1-year	4.33	–0.62	3.56	–1.44	3.70	2.70	4.59
5-year	3.96	2.95	3.19	2.84	3.34	3.34	4.22
10-year	4.90	4.39	4.13	4.13	4.28	4.28	5.16

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes a shareholder may pay on fund distributions or on the redemption of fund shares.

2

Understanding Your Expenses – Columbia Federal Securities Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.20	1,019.93	4.95	4.91	0.98
Class B	1,000.00	1,000.00	1,032.28	1,016.22	8.72	8.65	1.73
Class C	1,000.00	1,000.00	1,032.98	1,016.96	7.96	7.90	1.58
Class Z	1,000.00	1,000.00	1,037.39	1,021.17	3.69	3.66	0.73

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Investment Portfolio – Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Mortgage-Backed Securities – 56.5%

	Par ($)	Value ($)

Federal Home Loan Mortgage Corp.
3.790% 07/01/19 (a)	34,956	35,039
4.133% 05/01/18 (a)	15,779	15,772
4.500% 02/01/18 (a)	17,178	17,195
7.000% 08/01/29	10	11
7.500% 10/01/11	4,222	4,374
7.500% 03/01/16	4,392	4,593
8.000% 07/01/09	421	423
8.000% 09/01/09	1,148	1,167
8.000% 05/01/10	772	802
8.000% 12/01/11	6,454	6,562
8.000% 05/01/16	920	946
8.000% 04/01/17	49,215	52,088
8.500% 03/01/17	4,792	5,154
8.500% 06/01/17	300	323
8.500% 09/01/17	11,461	12,310
8.500% 09/01/20	43,674	46,909
8.750% 03/01/09	147	150
9.000% 06/01/09	32	32
9.000% 07/01/09	4,244	4,326
9.000% 12/01/16	2,724	2,990
9.000% 12/01/18	5,153	5,608
9.000% 01/01/22	62,038	68,864
9.250% 01/01/10	1,354	1,366
9.250% 07/01/10	170	174
9.250% 10/01/10	1,043	1,092
9.250% 10/01/19	13,755	15,243
9.500% 07/01/09	34	35
9.500% 04/01/11	1,147	1,221
9.500% 05/01/12	2,205	2,379
9.500% 04/01/16	784	865
9.500% 07/01/16	785	874
9.500% 09/01/16	814	904
9.500% 10/01/16	3,795	4,205
9.500% 04/01/18	1,237	1,266
9.500% 06/01/20	11	13
9.500% 09/01/20	301	333
9.500% 06/01/21	9,476	10,505
9.750% 09/01/16	5,685	6,251
10.000% 09/01/18	848	894
10.000% 11/01/19	37,075	41,867
10.250% 09/01/09	305	314
10.250% 06/01/10	2,662	2,721
10.250% 10/01/10	5,125	5,364
10.250% 08/01/13	1,162	1,226
10.500% 01/01/16	46,293	51,668
10.500% 06/01/17	63,329	69,052
10.500% 08/01/19	8,307	9,297
10.500% 09/01/19	5,862	6,011
10.500% 01/01/20	24,136	26,850

	Par ($)	Value ($)
10.500% 04/01/21	9,197	9,984
11.250% 10/01/09	610	612
11.250% 02/01/10	1,495	1,588
11.250% 04/01/11	12,321	13,477
11.250% 10/01/12	2,654	2,740
11.250% 08/01/13	16,235	16,643
11.250% 02/01/15	896	928
11.250% 09/01/15	7,201	8,253
11.250% 12/01/15	22,602	26,095
11.500% 02/01/15	27,548	30,137

Federal National Mortgage Association
4.144% 07/01/20 (a)	6,285	6,241
4.276% 12/01/17 (a)	13,094	13,131
4.348% 06/01/20(a)	18,042	17,939
4.381% 07/01/27 (a)	18,032	17,944
4.484% 03/01/18 (a)	85,545	85,683
4.500% 02/01/39	67,600,000	67,747,875
4.838% 08/01/19 (a)	22,365	22,326
5.000% 11/01/19 (a)	2,748	2,728
5.000% 02/01/36	26,295,572	26,812,679
5.000% 09/01/37	12,419,986	12,652,583
5.000% 02/01/39	15,000,000	15,276,228
5.125% 06/01/19 (a)	13,286	13,276
5.158% 12/01/31 (a)	38,286	38,898
5.199% 08/01/36 (a)	14,990	15,294
5.500% 04/01/36	28,727,745	29,492,108
5.500% 02/01/37	67,789,164	69,514,882
5.500% 11/01/38	18,274,824	18,740,049
5.763% 09/01/37 (a)	20,813,640	21,580,961
6.000% 01/01/24	179,729	186,899
6.000% 02/01/24	113,310	118,045
6.000% 03/01/24	779,503	812,082
6.000% 04/01/24	572,697	596,443
6.000% 05/01/24	237,466	247,391
6.000% 08/01/24	65,185	67,909
6.000% 01/01/26	2,080	2,167
6.000% 03/01/26	38,141	39,735
6.000% 04/01/26	1,414	1,473
6.000% 05/01/26	6,230	6,490
6.500% 06/01/09	64	65
6.500% 08/01/10	5,075	5,208
6.500% 12/01/10	332	340
6.500% 04/01/11	6,564	6,877
6.500% 10/01/22	22,880	23,966
6.500% 09/01/25	39,489	41,719
6.500% 11/01/25	99,246	104,851
6.500% 05/01/26	174,246	184,086
6.500% 09/01/28	10,441	11,031
6.500% 12/01/28	12,755	13,476
6.500% 01/01/29	107,354	113,416

See Accompanying Notes to Financial Statements.

4

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
6.500% 06/01/29	88,218	93,145
6.500% 10/01/37	30,124,309	31,546,122
6.565% 07/01/16	4,546,493	4,988,898
7.000% 06/01/09	147	147
7.000% 07/01/10	2,237	2,305
7.000% 09/01/10	3,173	3,271
7.000% 10/01/10	1,294	1,335
7.000% 10/01/12	9,597	9,983
7.000% 08/01/23	132,871	141,916
7.000% 10/01/23	25,129	26,840
7.000% 11/01/23	38,752	41,390
7.000% 02/01/27	5,405	5,782
7.500% 12/01/09	2,613	2,656
7.500% 02/01/10	198	202
7.500% 06/01/10	1,089	1,128
7.500% 11/01/11	951	955
7.500% 07/01/13	10,633	11,233
7.500% 12/01/14	420	443
7.500% 01/01/17	30,881	33,174
7.500% 02/01/18	10,526	11,298
7.500% 10/01/23	11,654	12,451
7.500% 12/01/23	50,565	54,026
8.000% 03/01/13	1,380	1,469
8.000% 11/01/15	841	897
8.000% 06/01/25	1,752	1,865
8.000% 08/01/27	23,771	25,340
8.000% 02/01/30	1,669	1,775
8.000% 03/01/30	3,204	3,421
8.000% 08/01/30	2,024	2,161
8.000% 10/01/30	31,063	33,169
8.000% 11/01/30	143,037	152,733
8.000% 12/01/30	45,529	48,615
8.000% 01/01/31	227,293	241,973
8.000% 02/01/31	734	784
8.000% 04/01/31	29,529	31,531
8.000% 05/01/31	37,503	39,984
8.000% 08/01/31	1,400	1,492
8.000% 09/01/31	50,911	54,275
8.000% 12/01/31	10,076	10,743
8.000% 04/01/32	85,868	91,555
8.000% 05/01/32	309,487	330,012
8.000% 06/01/32	316,487	337,476
8.000% 07/01/32	5,401	5,759
8.000% 08/01/32	6,978	7,441
8.000% 10/01/32	22,747	24,256
8.000% 11/01/32	70,351	75,120
8.000% 02/01/33	107,861	115,015
8.000% 03/01/33	29,108	31,098
8.500% 12/01/11	160	165
8.500% 06/01/15	3,675	3,860
8.500% 02/01/17	1,683	1,816

	Par ($)	Value ($)
8.500% 09/01/21	12,307	12,550
9.000% 05/01/09	1,395	1,411
9.000% 12/01/09	445	458
9.000% 04/01/10	266	271
9.000% 06/01/10	349	355
9.000% 11/01/10	68	69
9.000% 09/01/13	107	109
9.000% 09/01/14	79	79
9.000% 04/01/15	4,854	5,071
9.000% 04/01/16	508	528
9.000% 07/01/16	2,442	2,683
9.000% 09/01/16	619	632
9.000% 12/01/16	50	50
9.000% 01/01/17	133	139
9.000% 06/01/17	284	290
9.000% 08/01/17	1,959	2,000
9.000% 05/01/18	12,904	14,112
9.000% 09/01/19	832	850
9.000% 11/01/19	52	53
9.000% 07/01/20	192	199
9.000% 08/01/21	65,595	66,969
9.000% 06/01/22	2,567	2,682
9.000% 09/01/24	15,241	16,792
9.500% 12/01/10	583	596
9.500% 03/01/16	3,114	3,193
9.500% 06/01/16	29,788	33,112
9.500% 02/01/17	1,644	1,754
9.500% 01/01/19	114,825	126,376
9.500% 04/01/20	94,459	104,626
9.500% 07/15/21	282,245	309,381
9.500% 08/01/21	128,994	145,049
10.500% 03/01/14	3,729	3,835
10.500% 12/01/15	9,860	10,276
11.000% 08/01/15	7,205	7,491
TBA: 4.000% 12/03/39 (b)	69,200,000	67,913,312

Government National Mortgage Association
4.625% 08/20/22 (a)	4,720	4,732
5.375% 05/20/22 (a)	26,432	26,856
5.375% 06/20/23 (a)	16,625	16,894
6.000% 12/15/10	12,770	13,133
6.500% 06/15/23	9,675	10,116
6.500% 08/15/23	1,420	1,485
6.500% 09/15/23	15,604	16,315
6.500% 10/15/23	27,162	28,399
6.500% 11/15/23	108,594	113,541
6.500% 12/15/23	46,194	48,299
6.500% 01/15/24	36,298	38,089
6.500% 02/15/24	30,941	32,468
6.500% 03/15/24	84,526	88,697

See Accompanying Notes to Financial Statements.

5

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
6.500% 04/15/24	15,881	16,664
6.500% 05/15/24	21,982	23,030
6.500% 07/15/24	90,499	94,643
6.500% 09/15/25	29,567	31,028
6.500% 12/15/25	23,947	25,130
6.500% 01/15/28	19,849	20,835
6.500% 02/15/28	30,376	31,884
6.500% 07/15/28	88,286	92,671
6.500% 08/15/28	62,208	65,297
6.500% 10/15/28	68,086	71,467
6.500% 11/15/28	16,550	17,372
6.500% 12/15/28	166,448	174,715
6.500% 01/15/29	114,158	119,827
6.500% 02/15/29	31,615	33,185
7.000% 03/15/22	8,068	8,744
7.000% 04/15/22	1,203	1,303
7.000% 10/15/22	3,015	3,268
7.000% 11/15/22	7,712	8,358
7.000% 01/15/23	121,978	132,129
7.000% 03/15/23	1,628	1,763
7.000% 05/15/23	75,066	81,313
7.000% 06/15/23	17,428	18,879
7.000% 07/15/23	4,984	5,398
7.000% 10/15/23	45,728	49,533
7.000% 12/15/23	42,734	46,304
7.000% 01/15/24	1,809	1,956
7.000% 03/15/24	711	769
7.000% 10/15/24	34,675	37,551
7.000% 09/15/25	3,048	3,298
7.000% 10/15/25	92,661	100,246
7.000% 12/15/25	34,546	37,373
7.000% 01/15/26	32,064	34,684
7.000% 02/15/26	38,977	42,162
7.000% 03/15/26	5,101	5,518
7.000% 04/15/26	3,596	3,890
7.000% 05/15/26	1,519	1,643
7.000% 06/15/26	47,767	51,668
7.000% 11/15/26	51,954	56,203
7.000% 12/15/26	741	802
7.000% 01/15/27	3,236	3,501
7.000% 02/15/27	553	598
7.000% 04/15/27	3,891	4,210
7.000% 08/15/27	915	990
7.000% 09/15/27	33,317	36,050
7.000% 10/15/27	56,802	61,463
7.000% 11/15/27	140,215	151,720
7.000% 12/15/27	237,148	256,603
7.000% 01/15/28	10,777	11,654
7.000% 02/15/28	43,468	47,018
7.000% 03/15/28	148,614	160,722
7.000% 04/15/28	74,630	80,699

	Par ($)	Value ($)
7.000% 05/15/28	19,891	21,508
7.000% 06/15/28	9,015	9,749
7.000% 07/15/28	352,772	381,464
7.000% 09/15/28	17,676	19,113
7.000% 12/15/28	91,179	98,595
7.000% 01/15/29	1,126	1,217
7.000% 03/15/29	19,337	20,901
7.000% 04/15/29	34,879	37,700
7.000% 05/15/29	22,622	24,453
7.000% 06/15/29	15,511	16,767
7.000% 07/15/29	63,006	68,103
7.000% 08/15/29	34,156	36,920
7.000% 09/15/29	26,263	28,388
7.000% 10/15/29	7,728	8,353
7.500% 04/15/22	17,777	19,195
7.500% 10/15/23	30,586	33,056
7.500% 08/15/25	124,921	134,653
7.500% 10/15/25	10,985	11,841
7.500% 12/15/25	44,712	48,195
8.000% 11/15/14	16,408	17,538
8.000% 06/20/17	127,591	136,637
8.000% 06/15/22	64,546	69,449
8.000% 02/15/23	76,536	82,418
8.000% 03/20/23	410	439
8.000% 06/15/23	1,309	1,410
8.000% 07/15/26	50,416	54,461
8.000% 07/15/29	2,801	3,029
8.500% 10/15/09	1,076	1,101
8.500% 12/15/21	3,935	4,258
8.500% 01/15/22	63,421	68,532
8.500% 09/15/22	3,097	3,347
8.500% 11/20/22	39,480	42,504
8.500% 12/15/22	3,490	3,776
8.750% 12/15/21	103,960	111,640
8.850% 01/15/19	36,136	38,877
8.850% 05/15/19	61,348	66,002
9.000% 05/15/09	3,416	3,486
9.000% 06/15/09	1,118	1,141
9.000% 05/15/16	20,081	21,659
9.000% 06/15/16	9,211	9,935
9.000% 07/15/16	22,466	24,229
9.000% 08/15/16	738	796
9.000% 09/15/16	20,522	22,135
9.000% 10/15/16	25,948	27,987
9.000% 11/15/16	7,488	8,077
9.000% 11/20/16	59,997	64,471
9.000% 12/15/16	808	871
9.000% 01/15/17	59,760	64,379
9.000% 02/15/17	1,453	1,565
9.000% 03/20/17	24,560	26,360
9.000% 05/15/17	2,574	2,773

See Accompanying Notes to Financial Statements.

6

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
9.000% 06/15/17	18,783	20,236
9.000% 06/20/17	93,658	100,524
9.000% 07/15/17	479	516
9.000% 09/15/17	9,915	10,681
9.000% 10/15/17	8,912	9,612
9.000% 12/15/17	5,574	6,140
9.000% 04/20/18	76,899	82,558
9.000% 05/20/18	27,716	29,756
9.000% 12/15/19	336	363
9.000% 04/15/20	1,002	1,085
9.000% 05/20/21	1,831	1,975
9.000% 09/15/21	184	199
9.000% 02/15/25	101,900	110,703
9.250% 10/15/16	67,875	73,614
9.250% 05/15/18	14,729	15,988
9.250% 07/15/21	34,703	37,796
9.250% 09/15/21	31,641	34,461
9.500% 06/15/09	4,729	4,833
9.500% 07/15/09	1,357	1,387
9.500% 08/15/09	7,580	7,746
9.500% 09/15/09	7,762	7,934
9.500% 10/15/09	7,049	7,204
9.500% 12/20/24	11,089	12,120
9.500% 01/20/25	7,380	8,474
10.000% 12/15/17	1,257	1,382
10.000% 07/20/18	17,648	19,343
10.000% 11/15/18	502	551
10.000% 03/15/19	366	402
10.000% 11/15/20	11,583	12,724
10.500% 02/15/10	1,105	1,169
10.500% 09/15/10	249	263
10.500% 06/15/11	8,501	9,223
10.500% 06/15/12	9,412	10,437
10.500% 11/15/13	9,722	10,933
10.500% 08/15/15	3,276	3,635
10.500% 09/15/15	17,473	19,390
10.500% 10/15/15	6,122	6,792
10.500% 12/15/15	129	143
10.500% 01/15/16	24,367	27,177
10.500% 01/20/16	128	141
10.500% 02/15/16	9,540	10,640
10.500% 03/15/16	4,070	4,540
10.500% 07/15/17	12,009	13,363
10.500% 10/15/17	1,185	1,319
10.500% 11/15/17	39,653	44,124
10.500% 12/15/17	23,982	26,686
10.500% 01/15/18	8,077	9,008
10.500% 02/15/18	21,239	23,722
10.500% 03/15/18	24,874	27,784
10.500% 04/15/18	23,197	25,910
10.500% 06/15/18	7,030	7,839

	Par ($)	Value ($)
10.500% 07/15/18	44,022	49,172
10.500% 09/15/18	5,223	5,834
10.500% 10/15/18	6,891	7,698
10.500% 12/15/18	9,548	10,669
10.500% 02/15/19	7,474	8,354
10.500% 03/15/19	2,353	2,631
10.500% 04/15/19	40,529	45,301
10.500% 05/15/19	33,272	37,191
10.500% 06/15/19	42,993	48,043
10.500% 06/20/19	7,817	8,706
10.500% 07/15/19	83,301	93,114
10.500% 07/20/19	3,778	4,207
10.500% 08/15/19	20,885	23,344
10.500% 08/20/19	10,851	12,026
10.500% 09/15/19	9,242	10,305
10.500% 09/20/19	7,994	8,904
10.500% 10/15/19	4,017	4,491
10.500% 12/15/19	23,286	26,029
10.500% 03/15/20	9,028	10,020
10.500% 05/15/20	6,919	7,679
10.500% 07/15/20	18,939	21,045
10.500% 08/15/20	11,444	12,701
10.500% 09/15/20	12,432	13,794
10.500% 10/15/20	136	151
10.500% 11/15/20	1,965	2,181
10.500% 12/15/20	740	827
10.500% 01/15/21	2,609	2,887
10.500% 08/15/21	98,490	109,672
10.625% 05/15/10	1,182	1,251
11.000% 12/15/09	308	315
11.000% 01/15/10	51	53
11.000% 02/15/10	1,321	1,402
11.000% 03/15/10	1,479	1,529
11.000% 07/15/10	3,286	3,488
11.000% 08/15/10	5,487	5,810
11.000% 09/15/10	12,504	13,240
11.000% 10/15/10	222	235
11.000% 11/15/10	1,729	1,829
11.000% 04/15/11	2,837	3,101
11.000% 02/15/13	868	938
11.000% 07/15/13	8,552	9,605
11.000% 08/15/15	22,924	25,653
11.000% 09/15/15	19,345	21,597
11.000% 10/15/15	7,337	8,210
11.000% 11/15/15	57,972	64,868
11.000% 12/15/15	41,728	46,693
11.000% 01/15/16	24,136	26,831
11.000% 02/15/16	2,550	2,851
11.000% 03/15/16	3,272	3,655
11.000% 07/15/16	34,440	38,286
11.000% 08/15/18	2,733	3,041

See Accompanying Notes to Financial Statements.

7

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
11.000% 09/15/18	53,808	60,334
11.000% 11/15/18	8,797	9,863
11.000% 12/15/18	30,538	34,241
11.000% 06/20/19	4,998	5,602
11.000% 07/20/19	171	190
11.000% 09/20/19	3,399	3,793
11.000% 12/15/20	11,052	12,466
11.500% 03/15/10	617	657
11.500% 04/15/10	1,245	1,326
11.500% 07/15/10	2,356	2,509
11.500% 09/15/10	11,653	12,411
11.500% 10/15/10	5,987	6,378
11.500% 01/15/13	16,620	18,906
11.500% 02/15/13	43,936	50,202
11.500% 03/15/13	76,693	87,649
11.500% 04/15/13	60,911	69,345
11.500% 05/15/13	96,504	110,144
11.500% 06/15/13	53,553	61,339
11.500% 07/15/13	44,956	51,487
11.500% 08/15/13	14,487	16,594
11.500% 09/15/13	14,250	16,322
11.500% 11/15/13	6,073	6,957
11.500% 01/15/14	3,223	3,610
11.500% 02/15/14	6,757	7,569
11.500% 08/15/15	2,915	3,289
11.500% 09/15/15	8,411	9,307
11.500% 10/15/15	16,512	18,651
11.500% 11/15/15	6,117	6,903
11.500% 12/15/15	4,589	5,178
11.500% 01/15/16	6,276	7,126
11.500% 02/15/16	5,039	5,679
11.500% 02/20/16	8,046	8,995
11.500% 11/15/17	7,468	8,520
11.500% 12/15/17	3,253	3,711
11.500% 01/15/18	2,717	3,094
11.500% 02/15/18	3,124	3,557
11.500% 02/20/18	795	872
11.500% 05/15/18	5,409	6,159
11.500% 11/15/19	3,749	4,284
11.750% 07/15/13	7,767	8,836
11.750% 07/15/15	35,659	41,043
12.000% 11/15/12	3,008	3,383
12.000% 12/15/12	70,909	79,963
12.000% 01/15/13	61,542	70,467
12.000% 02/15/13	36,480	41,724
12.000% 03/15/13	6,680	7,554
12.000% 05/15/13	5,767	6,542
12.000% 08/15/13	11,701	13,403
12.000% 09/15/13	48,732	55,513
12.000% 09/20/13	1,686	1,925
12.000% 10/15/13	5,541	6,347

	Par ($)	Value ($)
12.000% 12/15/13	9,135	10,465
12.000% 01/15/14	12,227	14,048
12.000% 01/20/14	766	872
12.000% 02/15/14	30,630	35,185
12.000% 02/20/14	14,448	16,496
12.000% 03/15/14	75,514	86,764
12.000% 03/20/14	6,371	7,263
12.000% 04/15/14	48,931	56,179
12.000% 04/20/14	28,498	32,629
12.000% 05/15/14	78,415	90,055
12.000% 06/15/14	24,018	27,595
12.000% 07/15/14	8,054	9,254
12.000% 08/20/14	1,029	1,178
12.000% 01/15/15	17,409	20,192
12.000% 02/15/15	33,389	38,726
12.000% 03/15/15	30,270	35,109
12.000% 03/20/15	183	209
12.000% 04/15/15	29,805	34,527
12.000% 05/15/15	15,479	17,954
12.000% 06/15/15	17,517	20,296
12.000% 07/15/15	17,400	20,177
12.000% 09/20/15	9,238	10,678
12.000% 10/15/15	7,108	8,168
12.000% 11/15/15	6,444	7,473
12.000% 12/20/15	1,211	1,381
12.000% 01/15/16	4,223	4,936
12.000% 02/15/16	5,470	6,394
12.000% 02/20/16	839	977
12.250% 02/15/14	9,953	11,611
12.250% 03/15/14	4,527	5,281
12.250% 04/15/14	14,670	17,113
12.500% 04/15/10	13,898	14,839
12.500% 05/15/10	21,629	23,160
12.500% 06/15/10	27,809	29,834
12.500% 07/15/10	13,654	14,656
12.500% 08/15/10	4,829	5,184
12.500% 09/15/10	205	220
12.500% 10/15/10	9,357	10,043
12.500% 11/15/10	28,471	30,525
12.500% 12/15/10	56,681	60,838
12.500% 01/15/11	4,846	5,315
12.500% 05/15/11	7,995	8,873
12.500% 10/15/13	23,803	27,620
12.500% 10/20/13	16,832	19,464
12.500% 11/15/13	85,609	99,348
12.500% 12/15/13	20,317	23,075
12.500% 01/15/14	20,136	23,660
12.500% 05/15/14	60,642	71,257
12.500% 06/15/14	33,547	39,419
12.500% 07/20/14	2,045	2,368
12.500% 08/15/14	8,987	10,560

See Accompanying Notes to Financial Statements.

8

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
12.500% 09/20/14	1,535	1,797
12.500% 12/15/14	34,944	41,060
12.500% 01/15/15	44,634	52,467
12.500% 04/15/15	2,022	2,377
12.500% 05/15/15	11,862	13,944
12.500% 05/20/15	2,394	2,804
12.500% 06/15/15	9,417	11,047
12.500% 07/15/15	15,592	18,329
12.500% 07/20/15	2,545	2,982
12.500% 08/15/15	19,370	22,772
12.500% 10/15/15	27,416	32,228
12.500% 11/20/15	7,607	8,911
13.000% 01/15/11	20,225	21,858
13.000% 02/15/11	15,772	17,572
13.000% 03/15/11	14,579	16,239
13.000% 04/15/11	28,247	31,470
13.000% 06/15/11	6,513	7,256
13.000% 06/15/12	4,661	5,344
13.000% 10/15/12	9,806	11,242
13.000% 11/15/12	5,100	5,847
13.000% 12/15/12	1,869	2,142
13.000% 02/15/13	10,175	11,900
13.000% 05/15/13	2,645	3,093
13.000% 09/15/13	3,709	4,338
13.000% 09/20/13	8,855	10,321
13.000% 10/15/13	31,957	37,374
13.000% 06/15/14	22,015	25,831
13.000% 07/15/14	13,079	15,346
13.000% 07/20/14	1,516	1,762
13.000% 09/15/14	18,133	21,274
13.000% 10/15/14	3,465	4,069
13.000% 11/15/14	23,597	27,842
13.000% 12/15/14	6,499	7,625
13.000% 03/15/15	2,843	3,332
13.000% 06/15/15	4,266	5,060
13.500% 05/15/10	2,901	3,124
13.500% 06/15/10	471	507
13.500% 07/15/10	652	701
13.500% 10/15/10	4,210	4,532
13.500% 04/15/11	2,573	2,875
13.500% 05/15/11	22,707	25,320
13.500% 10/15/12	720	825
13.500% 11/15/12	19,836	22,751
13.500% 06/15/13	3,030	3,535
13.500% 07/15/14	1,553	1,838
13.500% 08/15/14	1,301	1,540
13.500% 08/20/14	4,603	5,429
13.500% 09/15/14	3,307	3,913
13.500% 09/20/14	4,126	4,866
13.500% 10/15/14	14,453	17,102
13.500% 11/15/14	9,789	11,584
13.500% 11/20/14	14,259	16,816

	Par ($)	Value ($)
13.500% 12/15/14	3,194	3,780
13.500% 12/20/14	4,309	5,081
13.500% 01/15/15	4,785	5,728
13.500% 02/15/15	18,972	22,712
13.500% 02/20/15	7,391	8,819
13.500% 04/15/15	3,425	4,100
13.500% 06/15/15	4,120	4,932
14.000% 06/15/11	2,238	2,517
15.000% 09/15/11	22,144	25,152
15.000% 07/15/12	1,377	1,614

Total Mortgage-Backed Securities (cost of $377,357,977)		382,304,552

Government & Agency Obligations – 42.7%

U.S. Government Agencies – 19.8%
AID-Israel
5.500% 04/26/24	10,000,000	10,844,500

Federal Home Loan Bank
3.625% 09/16/11 (c)	67,700,000	70,903,699
3.875% 06/14/13 (c)	17,750,000	18,682,709
5.375% 07/17/09	10,000,000	10,178,510

Federal Home Loan Mortgage Corp.
4.875% 06/13/18 (c)	3,850,000	4,152,741
6.750% 03/15/31 (c)	14,200,000	18,781,460

Small Business Administration
7.600% 01/01/12	62,270	63,554
8.200% 10/01/11	49,979	50,932
8.250% 11/01/11	102,600	104,885
8.650% 11/01/14	233,594	249,451
8.850% 08/01/11	4,986	5,147
9.150% 07/01/11	49,539	50,632

U.S. Government Agencies Total		134,068,220

U.S. Government Obligations – 22.9%
U.S. Treasury Bonds
5.500% 08/15/28 (c)(d)	24,860,000	29,855,319
7.125% 02/15/23 (c)	6,619,000	8,872,564
8.750% 08/15/20 (c)	3,796,000	5,554,022

U.S. Treasury Notes
0.875% 02/28/11	125,000	124,649
3.125% 09/30/13 (c)	7,475,000	7,876,198
4.375% 12/15/10 (c)	3,655,000	3,883,438
6.500% 02/15/10 (c)	87,750,000	92,469,985

U.S. Treasury STRIPS
(e) 11/15/21(c)	10,000,000	5,900,820

U.S. Government Obligations Total		154,536,995

Total Government & Agency Obligations (cost of $284,718,763)		288,605,215

See Accompanying Notes to Financial Statements.

9

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Asset-Backed Securities – 3.2%

	Par ($)	Value ($)

Capital One Multi-Asset Execution Trust
4.700% 06/15/15	125,000	118,750

Chase Funding Mortgage Loan
5.850% 02/25/32 (a)	3,290,156	1,125,043
6.899% 03/25/31 (a)	914,029	43,686

CPL Transition Funding LLC
5.960% 07/15/15	585,000	619,235

Entergy Gulf States Reconstruction Funding LLC
5.510% 10/01/13	418,001	434,720

First Alliance Mortgage Loan Trust
8.225% 09/20/27	136,841	99,092

Ford Credit Auto Owner Trust
5.150% 11/15/11	160,000	156,143

Green Tree Financial Corp.
Harley-Davidson Motorcycle Trust
7.850% 08/15/25 (a)	9,100,000	9,062,687
5.540% 04/15/15	1,700,000	857,910

JPMorgan Mortgage Acquisition Corp.
5.784% 01/25/37	5,740,000	2,021,432

Nissan Auto Receivables Owner Trust
3.800% 10/15/10	4,540,000	4,526,806

Residential Asset Securities Corp.
6.656% 04/25/32 (a)	1,838,691	472,951

Wachovia Auto Loan Owner Trust
5.650% 02/20/13	3,800,000	2,499,414

Total Asset-Backed Securities (cost of $32,420,317)		22,037,869

Commercial Mortgage-Backed Securities – 2.2%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	1,225,000	1,060,557
4.750% 02/13/46 (a)	1,803,000	1,391,321
4.933% 02/13/42 (a)	1,260,000	953,933

Citigroup Commercial Mortgage Trust
4.733% 10/15/41	765,000	584,903

Greenwich Capital Commercial Funding Corp.
5.317% 06/10/36 (a)	2,620,000	2,108,132

GS Mortgage Securities Corp. II
4.751% 07/10/39	1,205,000	875,653

	Par ($)	Value ($)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.393% 07/12/37	2,337,721	2,147,144

LB-UBS Commercial Mortgage Trust
5.124% 11/15/32 (a)	715,000	607,761

Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.598% 12/15/30 (a)(f)	3,041,033	50,084

Morgan Stanley Capital I
4.970% 12/15/41	895,000	745,156
5.150% 06/13/41	260,000	223,980

Morgan Stanley Dean Witter Capital I
5.980% 01/15/39	140,000	133,472

PNC Mortgage Acceptance Corp.
5.910% 03/12/34	313,022	311,137

Wachovia Bank Commercial Mortgage Trust
4.980% 11/15/34	2,030,000	1,864,384
5.726% 06/15/45	1,760,054	1,744,034

Total Commercial Mortgage-Backed Securities (cost of $15,699,875)		14,801,651

Collateralized Mortgage Obligations – 2.0%
Agency – 1.4%
Federal Home Loan Mortgage Corp.
6.000% 05/15/29	8,812,000	9,124,333
I.O., 5.500% 05/15/27 (f)	155,728	3,271

Vendee Mortgage Trust
I.O.: 0.300% 03/15/29 (a)(f)	6,120,426	90,615
0.439% 03/15/28 (a)(f)	5,019,258	104,385

Agency Total		9,322,604

Non-Agency – 0.6%
Countrywide Home Loans, Inc.
6.000% 01/25/33	2,055,064	1,733,773

First Horizon Asset Securities, Inc.
5.135% 10/25/33 (a)	1,683,112	731,956

Nomura Asset Acceptance Corp.
6.664% 05/25/36	1,220,000	34,381

See Accompanying Notes to Financial Statements.

10

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Collateralized Mortgage Obligations (continued)

	Par ($)	Value ($)
Residential Funding Mortgage Securities, Inc.
6.500% 03/25/32	939,468	731,672
6.500% 03/25/32	704,601	515,970

Tryon Mortgage Funding, Inc.
7.500% 02/20/27	18,176	18,209

Washington Mutual Mortgage Loan Trust
1.774% 01/25/40(a)	650,523	618,318

Non-Agency Total		4,384,279

Total Collateralized Mortgage Obligations (cost of $16,075,178)		13,706,883

Securities Lending Collateral – 26.6%
	Shares
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 1.261%)(g)	179,793,193	179,793,193

Total Securities Lending Collateral (cost of $179,793,193)		179,793,193

Short-Term Obligation – 3.3%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.210%, collateralized by a U.S. Government Agency Obligation maturing 09/18/17, market value $22,494,131 (repurchase proceeds $22,049,386)	22,049,000	22,049,000

Total Short-Term Obligation (cost of $22,049,000)		22,049,000

Total Investments – 136.5% (cost of $928,114,303)(h)		923,298,363

Obligation to Return Collateral for Securities Loaned – (26.6)%		(179,793,193)

Other Assets & Liabilities, Net – (9.9)%		(67,192,779)

Net Assets – 100.0%		676,312,391

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.
(b)	Security purchased on a delayed delivery basis.
(c)	All or a portion of this security was on loan at February 28, 2009. The total market value of securities on loan at February 28, 2009 is $175,387,965.
(d)	All or a portion of this security is pledged as collateral for open futures contracts. At February 28, 2009, the market value of this security amounted to $1,801,407.
(e)	Zero coupon bond.
(f)	Accrued interest accumulates in the value of this security and is payable at redemption.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	Cost for federal income tax purposes is $928,218,236.

Investment in affiliate during the six months ended February 28, 2009:

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

Par as of 08/31/08:	$5,000,000
Par purchased:	$ —
Par sold:	$(5,000,000)
Par as of 02/28/09:	$—
Net realized gain/loss:	$(2,735,000)
Interest income earned:	$81,583
Value at end of period:	$—

At February 28, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Notes	372	$43,369,969	$43,484,522	Jun-09	$(114,553)

At February 28, 2009, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bonds	121	$14,924,594	$15,325,013	Jun-09	$400,419
10-Year U.S. Treasury Notes	271	32,528,469	32,807,057	Jun-09	278,588
2-Year U.S. Treasury Notes	235	50,903,203	50,884,080	Jun-09	(19,123)

					$659,884

At February 28, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	56.5
Government & Agency Obligations	42.7
Asset-Backed Securities	3.2
Commercial Mortgage-Backed Securities	2.2
Collateralized Mortgage Obligations	2.0

106.6
Securities Lending Collateral	26.6
Short-Term Obligation	3.3
Obligation to Return Collateral for Securities Loaned	(26.6)
Other Assets & Liabilities, Net	(9.9)

100.0

Acronym	Name
AID	Agency for International Development
I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

		($)
Assets	Investments, at cost	928,114,303

	Investments, at value (including securities on loan of $175,387,965)	923,298,363
	Cash	162
	Receivable for:
	Investments sold	122,113
	Fund shares sold	389,660
	Interest	4,357,412
	Securities lending income	140,332
	Dollar roll income	248,686
	Futures variation margin	160,515
	Expense reimbursement due from investment advisor	19,036
	Trustees’ deferred compensation plan	69,764
	Other assets	21,453

	Total Assets	928,827,496

Liabilities	Collateral on securities loaned	179,793,193
	Payable for:
	Investments purchased	1,879,586
	Investments purchased on a delayed delivery basis	68,841,265
	Fund shares repurchased	575,847
	Distributions	681,248
	Investment advisory fee	269,898
	Transfer agent fee	79,046
	Trustees’ fees	46,779
	Pricing and bookkeeping fees	24,096
	Custody fee	22,029
	Distribution and service fees	147,499
	Chief compliance officer expenses	112
	Trustees’ deferred compensation plan	69,764
	Deferred dollar roll fee income	22,640
	Other liabilities	62,103

	Total Liabilities	252,515,105

	Net Assets	676,312,391

Net Assets Consist of	Paid-in capital	713,308,019
	Overdistributed net investment income	(1,984,669)
	Accumulated net realized loss	(30,740,350)
	Net unrealized appreciation (depreciation) on:
	Investments	(4,815,940)
	Futures contracts	545,331

	Net Assets	676,312,391

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Class A	Net assets	$541,694,043
	Shares outstanding	50,869,985
	Net asset value per share	$10.65	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share	$11.18	(b)

Class B
	Net assets	$34,023,801
	Shares outstanding	3,195,168
	Net asset value and offering price per share	$10.65	(a)

Class C
	Net assets	$17,786,323
	Shares outstanding	1,670,292
	Net asset value and offering price per share	$10.65	(a)

Class Z
	Net assets	$82,808,224
	Shares outstanding	7,776,332
	Net asset value, offering and redemption price per share	$10.65

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

13

Statement of Operations – Columbia Federal Securities Fund

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	13,503,502
	Interest from affiliates	81,583
	Securities lending income	1,334,348
	Dollar roll fee income	824,555

	Total Investment Income	15,743,988

Expenses	Investment advisory fee	1,744,875
	Distribution fee:
	Class B	132,457
	Class C	57,024
	Service fee:
	Class A	685,453
	Class B	44,152
	Class C	18,986
	Pricing and bookkeeping fees	107,391
	Transfer agent fee	386,427
	Trustees’ fees	15,252
	Custody fee	55,184
	Reports to shareholders	72,645
	Chief compliance officer expenses	418
	Other expenses	110,055

	Total Expenses	3,430,319

	Fees waived or expenses reimbursed by investment advisor	(33,316)
	Fees waived by distributor – Class C	(11,458)

	Net Expenses	3,385,545

	Net Investment Income	12,358,443

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Unaffiliated investments	28,038,839
	Affiliated investments	(2,735,000)
	Futures contracts	(1,397,169)

	Net realized gain	23,906,670

	Net change in unrealized appreciation (depreciation) on:
	Investments	(12,480,900)
	Futures contracts	412,378

	Net change in unrealized appreciation (depreciation)	(12,068,522)

	Net Gain	11,838,148

	Net Increase Resulting from Operations	24,196,591

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – Columbia Federal Securities Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	12,358,443	30,407,909
	Net realized gain on investments and futures contracts	23,906,670	7,778,041
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(12,068,522)	4,235,086

	Net increase resulting from operations	24,196,591	42,421,036

Distributions to Shareholders	From net investment income:
	Class A	(10,191,209)	(25,018,770)
	Class B	(525,175)	(1,434,983)
	Class C	(232,223)	(323,241)
	Class Z	(1,511,680)	(3,855,707)

	Total distributions to shareholders	(12,460,287)	(30,632,701)

	Net Capital Stock Transactions	1,298,303	(93,534,106)

	Total increase (decrease) in net assets	13,034,607	(81,745,771)

Net Assets	Beginning of period	663,277,784	745,023,555
	End of period	676,312,391	663,277,784
	Overdistibuted net investment income, at end of period	(1,984,669)	(1,882,825)

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – Capital Stock Activity

	Columbia Federal Securities Fund
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,606,874	27,688,825	2,227,145	23,586,061
Distributions reinvested	684,249	7,265,650	1,657,646	17,432,337
Redemptions	(4,892,544)	(52,172,579)	(8,589,620)	(90,278,887)

Net decrease	(1,601,421)	(17,218,104)	(4,704,829)	(49,260,489)

Class B
Subscriptions	782,183	8,302,604	557,421	5,926,478
Distributions reinvested	38,990	413,771	111,320	1,170,699
Redemptions	(942,868)	(10,050,171)	(1,655,664)	(17,401,449)

Net decrease	(121,695)	(1,333,796)	(986,923)	(10,304,272)

Class C
Subscriptions	1,127,412	11,960,273	493,239	5,221,115
Distributions reinvested	10,736	114,111	21,327	224,441
Redemptions	(314,839)	(3,353,982)	(351,910)	(3,700,058)

Net increase	823,309	8,720,402	162,656	1,745,498

Class Z
Subscriptions	1,782,756	19,000,197	1,983,908	20,660,872
Distributions reinvested	20,947	222,695	77,044	805,807
Redemptions	(762,363)	(8,093,091)	(5,468,486)	(57,181,522)

Net increase (decrease)	1,041,340	11,129,801	(3,407,534)	(35,714,843)

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class A Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$10.47		$10.30		$10.38		$10.73		$10.75		$10.60

Income from Investment Operations:
Net investment income (a)	0.20		0.46		0.46		0.44		0.41		0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		0.17		(0.08)		(0.32)		—	(b)	0.13

Total from Investment Operations	0.38		0.63		0.38		0.12		0.41		0.57

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.46)		(0.46)		(0.46)		(0.43)		(0.42)
From return of capital	—		—		—	(b)	(0.01)		—		—

Total Distributions to Shareholders	(0.20)		(0.46)		(0.46)		(0.47)		(0.43)		(0.42)

Net Asset Value, End of Period	$10.65		$10.47		$10.30		$10.38		$10.73		$10.75
Total return (c)	3.62	%(d)(e)	6.18%		3.73	%(e)	1.07	%(e)	3.91%		5.49%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.98	%(f)	0.98	%(g)	0.95	%(g)	0.97	%(g)	1.08	%(g)	1.16	%(g)
Waiver/Reimbursement	0.01	%(f)	—		0.02%		0.01%		—		—
Net investment income	3.69	%(f)	4.33	%(g)	4.43	%(g)	4.24	%(g)	3.87	%(g)	4.11	%(g)
Portfolio turnover rate (h)	103	%(d)	135%		121%		92%		80%		93%
Net assets, end of period (000’s)	$541,694		$549,203		$589,124		$665,283		$754,026		$853,801

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01% except for the year ended August 31, 2007 which had a 0.01% impact.

(h)	Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$10.47		$10.30		$10.38		$10.73		$10.75		$10.60

Income from Investment Operations:
Net investment income (a)	0.16		0.38		0.38		0.36		0.33		0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		0.17		(0.08)		(0.32)		—	(b)	0.13

Total from Investment Operations	0.34		0.55		0.30		0.04		0.33		0.49

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.38)		(0.38)		(0.38)		(0.35)		(0.34)
From return of capital	—		—		—	(b)	(0.01)		—		—

Total Distributions to Shareholders	(0.16)		(0.38)		(0.38)		(0.39)		(0.35)		(0.34)

Net Asset Value, End of Period	$10.65		$10.47		$10.30		$10.38		$10.73		$10.75
Total return (c)	3.23	%(d)(e)	5.39%		2.96	%(e)	0.32	%(e)	3.13%		4.71%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.73	%(f)	1.73	%(g)	1.70	%(g)	1.72	%(g)	1.83	%(g)	1.91	%(g)
Waiver/Reimbursement	0.01	%(f)	—		0.02%		0.01%		—		—
Net investment income	2.95	%(f)	3.59	%(g)	3.68	%(g)	3.49	%(g)	3.12	%(g)	3.41	%(g)
Portfolio turnover rate (h)	103	%(d)	135%		121%		92%		80%		93%
Net assets, end of period (000’s)	$34,024		$34,716		$44,345		$65,896		$69,452		$96,527

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01% except for the year ended August 31, 2007 which had a 0.01% impact.

(h)	Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class C Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$10.47		$10.30		$10.38		$10.73		$10.75		$10.60

Income from Investment Operations:
Net investment income (a)	0.16		0.39		0.40		0.38		0.35		0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		0.18		(0.08)		(0.33)		—	(b)	0.13

Total from Investment Operations	0.34		0.57		0.32		0.05		0.35		0.51

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.40)		(0.40)		(0.39)		(0.37)		(0.36)
From return of capital	—		—		—	(b)	(0.01)		—		—

Total Distributions to Shareholders	(0.16)		(0.40)		(0.40)		(0.40)		(0.37)		(0.36)

Net Asset Value, End of Period	$10.65		$10.47		$10.30		$10.38		$10.73		$10.75
Total return (c)(d)	3.30	%(e)	5.54%		3.11%		0.47%		3.29%		4.86%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.58	%(f)	1.58	%(g)	1.55	%(g)	1.57	%(g)	1.68	%(g)	1.76	%(g)
Waiver/Reimbursement	0.16	%(f)	0.15%		0.17%		0.16%		0.15%		0.15%
Net investment income	3.02	%(f)	3.73	%(g)	3.83	%(g)	3.65	%(g)	3.27	%(g)	3.60	%(g)
Portfolio turnover rate (h)	103	%(e)	135%		121%		92%		80%		93%
Net assets, end of period (000’s)	$17,786		$8,865		$7,051		$8,231		$8,547		$10,630

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01% except for the year ended August 31, 2007 which had a 0.01% impact.

(h)	Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$10.47		$10.30		$10.38		$10.73		$10.75		$10.60

Income from Investment Operations:
Net investment income (a)	0.21		0.48		0.48		0.46		0.44		0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		0.18		(0.07)		(0.32)		—	(b)	0.14

Total from Investment Operations	0.39		0.66		0.41		0.14		0.44		0.60

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.49)		(0.49)		(0.48)		(0.46)		(0.45)
From return of capital	—		—		—	(b)	(0.01)		—		—

Total Distributions to Shareholders	(0.21)		(0.49)		(0.49)		(0.49)		(0.46)		(0.45)

Net Asset Value, End of Period	$10.65		$10.47		$10.30		$10.38		$10.73		$10.75
Total return (c)	3.74	%(d)(e)	6.45%		3.99	%(e)	1.33	%(e)	4.16%		5.75%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.73	%(f)	0.73	%(g)	0.70	%(g)	0.72	%(g)	0.83	%(g)	0.91	%(g)
Waiver/Reimbursement	0.01	%(f)	—		0.02%		0.01%		—		—
Net investment income	3.92	%(f)	4.58	%(g)	4.68	%(g)	4.51	%(g)	4.12	%(g)	4.30	%(g)
Portfolio turnover rate (h)	103	%(d)	135%		121%		92%		80%		93%
Net assets, end of period (000’s)	$82,808		$70,493		$104,504		$109,187		$39,680		$29,848

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01% except for the year ended August 31, 2007 which had a 0.01% impact.

(h)	Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgement. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value

21

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$328,429,367	$545,331
Level 2 – Other Significant Observable Inputs	594,868,996	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$923,298,363	$545,331
*	Other financial instruments consist of futures contracts which are not included in the investment portfolio.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133 (“SFAS 161”), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund’s financial statement disclosures.

Futures Contracts

The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a

22

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

23

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Ordinary Income*	$30,632,701
*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$12,932,892
Unrealized depreciation	(17,852,765)
Net unrealized depreciation	$(4,919,873)

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$29,849,094
2012	24,359
2014	10,286,822
2015	7,609,058
Total	$47,769,333

Of the capital loss carryforwards attributable to the Fund, $24,359 (expiring on 08/31/12) remains from Nations Government Securities Fund’s merger with the Fund

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

24

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte, Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.53%
$500 million to $1 billion	0.48%
$1 billion to $1.5 billion	0.45%
$1.5 billion to $3 billion	0.42%
$3 billion to $6 billion	0.41%
Over $6 billion	0.40%

For the six month period ended February 28, 2009, the Fund’s annualized effective investment advisory fee rate was 0.52% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six months ended February 28, 2009, the

25

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Distributor has retained net underwriting discounts of $14,794 on sales of the Fund’s Class A shares and received net CDSC fees of $5,543, $26,975 and $2,226 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it will not exceed 0.60% annually of the average daily net assets attributable to the Class C shares. This agreement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Effective January 1, 2009, Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, will not exceed 0.70% annually of the Fund’s average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in “Trustees’ fee” on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended February 28, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,301,288,916 and $1,262,111,947, respectively, of which $537,901,969 and $609,353,879, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets. Prior to October 16, 2008, the Fund and other affiliated

26

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of February 28, 2009, 9.8% of the Fund’s shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of the mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

27

Columbia Federal Securities Fund

February 28, 2009 (Unaudited)

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

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Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds’ investment adviser, including the senior manager of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is

29

part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2008, Columbia Federal Securities Fund’s performance was in the third quintile (where the best performance would be in the first quintile) for the one-, three- and ten-year periods, and in the second quintile for the five-year period, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia Federal Securities Fund’s total expenses and actual management fees were in the third quintile (where the lowest fees and expenses would

30

be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■

the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■	the report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of, such funds the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year’s report (the “2007 Report”) my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the “Funds.”

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recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.	Performance rankings were similar in 2007 and 2008, although last year’s were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.	The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.	Atlantic equity Funds’ overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.	The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a “filtered universe”) lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.	A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.	The Funds’ management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.

The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the fourth or fifth quintiles. The higher actual management fee

33

rankings of certain Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.	The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.	The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the “Nations Funds”). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees’ Fee and Performance Evaluation Process

14.	The Trustees’ evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.	CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG’s analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.	An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

18.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this “hybrid” method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.	In 2007, CMG’s complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

21.	CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America

34

Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

d.	Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore, the following data need not be provided:

1.	Adjusting total profitability data for Private Bank expenses

2.	Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)	Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)	Cost allocation methodology. CMG’s point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG’s part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)	Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

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7)	Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)	Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund “Dashboard” volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,

Steven E. Asher

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Important Information About This Report – Columbia Federal Securities Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Federal Securities Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

37

One Financial Center

Boston, MA 02111-2621

Columbia Federal Securities Fund

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/8452-0209 (04/09) 09-76246

Semiannual Report

February 28, 2009

Columbia Greater China Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund’s portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn’t mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient¹. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

[1]

The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia Greater China Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/28/09

–38.20% Class A shares (without sales charge)

–36.91% MSCI China Index

–38.90% Hang Seng Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended February 28, 2009, the fund’s Class A shares returned negative 38.20% without sales charge. The fund’s benchmark, the MSCI China Index[1] returned negative 36.91%, and the Hang Seng Index[1] returned negative 38.90%, over the same period. The fund held up somewhat better than the average return of its peer group, the Lipper China Region Funds Classification[2], which returned negative 39.63%. Stock selection generally accounted for the modest shortfall against the benchmark.

■

We focused investments in China, because the Chinese government has been actively implementing fiscal stimulus and monetary expansion policies. Also, China’s economy is less dependent on exports than Taiwan and Hong Kong and therefore less dependent on economic recovery in the western developed world. We emphasized companies involved with infrastructure development, which is a big part of China’s economic stimulus plan. Companies that contributed to performance included China South Locomotive and Rolling Stock, a manufacturer of railway equipment, and Guangdong Investment Ltd., a water utility company (2.1% and 0.6% of net assets, respectively). We were encouraged by the performance of China Vanke (1.9% of net assets), a property company. While the stock declined, it went down less than other financial companies, as data from China’s property sector has been slightly more positive. As consumer sentiment worsened, consumer discretionary stocks did poorly. VisionChina Media (1.0% of net assets), an outdoor mobile advertising company, held back results, because of cutbacks in advertising budgets. The company remains in the portfolio, because we continue to believe its long-term prospects are positive. Among consumer staples stocks, Want Want China Holdings Ltd. (2.0% of net assets), a food company, performed well on a relative basis due to its dominant market share in its product segment. Its shares declined less than the drop in consumer staples shares overall.

■

China’s fiscal and monetary policies are aimed at reviving economic growth. While we believe that it will take time for these policies to show results, we have positioned the portfolio to take advantage of sectors that are emphasized in the government’s stimulus plan. As stated above, infrastructure development is one such area. Improving medical care is another focus, and at the end of the reporting period, the portfolio had more exposure to health care than its benchmarks. We also plan to continue to invest in companies involved in education, another area of government interest.

[1]

The Morgan Stanley Capital International (MSCI) China Index is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group. The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Fund Profile (continued) – Columbia Greater China Fund

Portfolio Management

Jasmine Huang is the lead manager and has managed or co-managed the fund since May 2005 and has been with the advisor or its predecessors or affiliate organizations since 2003.

Fred Copper has co-managed the fund since October 2005 and has been with the advisor or its predecessors or affiliate organizations since 2005.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

International investing involves certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory level of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia Greater China Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/99 – 02/28/09 ($)

Sales charge:	without	with
Class A	33,301	31,386
Class B	30,917	30,917
Class C	30,817	30,817
Class Z	34,993	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Greater China Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	1.54
Class B	2.29
Class C	2.29
Class Z	1.29

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

As of 02/28/09 ($)
Class A	28.31
Class B	27.44
Class C	27.81
Class Z	29.49

Distributions declared per share

09/01/08 – 02/28/09 ($)
Class A	0.54
Class B	0.54
Class C	0.54
Class Z	0.54

Average annual total return as of 02/28/09 (%)

Share class	A		B		C		Z
Inception	05/16/97		05/16/97		05/16/97		05/16/97
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–38.20	–41.76	–38.42	–41.45	–38.42	–39.03	–38.11
1-year	–49.39	–52.30	–49.76	–52.23	–49.75	–50.25	–49.25
5-year	5.71	4.46	4.93	4.59	4.91	4.91	5.98
10-year	12.78	12.12	11.95	11.95	11.91	11.91	13.34

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–12.94	–17.95	–13.25	–17.52	–13.24	–14.10	–12.83
1-year	–37.01	–40.63	–37.47	–40.55	–37.47	–38.09	–36.83
5-year	9.65	8.36	8.83	8.55	8.81	8.81	9.92
10-year	13.00	12.33	12.16	12.16	12.13	12.13	13.57

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

3

Understanding Your Expenses – Columbia Greater China Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/08 – 02/28/09
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	618.02	1,015.92	7.18	8.95	1.79
Class B	1,000.00	1,000.00	615.78	1,012.20	10.18	12.67	2.54
Class C	1,000.00	1,000.00	615.78	1,012.20	10.18	12.67	2.54
Class Z	1,000.00	1,000.00	618.91	1,017.16	6.18	7.70	1.54

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Greater China Fund

February 28, 2009 (Unaudited)

Common Stocks – 97.8%

	Shares	Value ($)
Consumer Discretionary – 3.2%
Automobiles – 0.7%
Dongfeng Motor Group Co., Ltd., Class H	2,284,000	848,190

Automobiles Total		848,190

Distributors – 0.9%
China Resources Enterprise Ltd.	380,000	539,970
Li & Fung Ltd.	309,600	687,445

Distributors Total		1,227,415

Diversified Consumer Services – 0.5%
New Oriental Education & Technology Group, ADR (a)	15,047	673,654

Diversified Consumer Services Total		673,654

Media – 1.0%
VisionChina Media, Inc., ADR (a)	223,333	1,353,398

Media Total		1,353,398

Multiline Retail – 0.1%
New World Department Store China Ltd.	348,000	117,118

Multiline Retail Total		117,118

Consumer Discretionary Total		4,219,775

Consumer Staples – 3.1%
Beverages – 0.4%
Yantai Changyu Pioneer Wine Co., Class B	148,310	543,116

Beverages Total		543,116

Food & Staples Retailing – 0.7%
President Chain Store Corp.	406,000	855,434

Food & Staples Retailing Total		855,434

Food Products – 2.0%
Want Want China Holdings Ltd.	6,659,000	2,636,038

Food Products Total		2,636,038

Consumer Staples Total		4,034,588

Energy – 21.4%
Oil, Gas & Consumable Fuels – 21.4%
China Petroleum & Chemical Corp., Class H	5,560,000	2,903,582
China Shenhua Energy Co., Ltd., Class H	1,846,000	3,665,697
CNOOC Ltd.	11,522,500	10,103,220

	Shares	Value ($)
PetroChina Co., Ltd., Class H	13,708,000	9,774,700
Yanzhou Coal Mining Co., Ltd., Class H	2,752,000	1,589,757

Oil, Gas & Consumable Fuels Total		28,036,956

Energy Total		28,036,956

Financials – 35.2%
Commercial Banks – 16.8%
Bank of China Ltd., Class H	23,957,000	6,703,419
China Merchants Bank Co., Ltd., Class H	4,339,800	6,435,344
Industrial & Commercial Bank of China, Class H	21,704,000	8,899,612

Commercial Banks Total		22,038,375

Insurance – 13.6%
China Life Insurance Co., Ltd., Class H	4,866,000	13,678,321
Ping An Insurance Group Co., Ltd., Class H	862,000	4,145,914

Insurance Total		17,824,235

Real Estate Management & Development – 4.8%
China Overseas Land & Investment Ltd.	684,320	912,397
China Vanke Co., Ltd., Class B	3,176,710	2,535,552
Guangzhou R&F Properties Co. Ltd., Class H	2,336,000	1,777,170
Shui On Land Ltd.	1,931,500	445,812
Yanlord Land Group Ltd.	1,497,000	686,720

Real Estate Management & Development Total		6,357,651

Financials Total		46,220,261

Health Care – 1.8%
Health Care Equipment & Supplies – 1.1%
Mindray Medical International Ltd., ADR	76,058	1,388,058

Health Care Equipment & Supplies Total		1,388,058

Pharmaceuticals – 0.7%
China Shineway Pharmaceutical Group Ltd.	1,741,000	983,280

Pharmaceuticals Total		983,280

Health Care Total		2,371,338

See Accompanying Notes to Financial Statements.

5

Columbia Greater China Fund

February 28, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 8.8%
Construction & Engineering – 1.5%
China Railway Construction Corp., Ltd., Class H (a)	1,014,000	1,242,126
China Railway Group Ltd., Class H (a)	1,258,000	697,515

Construction & Engineering Total		1,939,641

Electrical Equipment – 1.5%
Harbin Power Equipment Co., Ltd., Class H	1,908,000	1,121,882
Shanghai Electric Group Co., Ltd., Class H	3,128,000	790,546

Electrical Equipment Total		1,912,428

Machinery – 2.9%
China National Materials Co., Ltd., Class H (a)	2,380,000	982,044
China South Locomotive and Rolling Stock Corp., Class H (a)	6,299,707	2,786,241

Machinery Total		3,768,285

Marine – 0.6%
China Shipping Development Co., Ltd., Class H	1,040,000	820,709

Marine Total		820,709

Transportation Infrastructure – 2.3%
Jiangsu Expressway Co., Ltd., Class H	1,662,000	1,112,250
Sichuan Expressway Co., Ltd., Class H (a)	3,908,000	660,131
Zhejiang Expressway Co., Ltd., Class H	1,986,000	1,303,471

Transportation Infrastructure Total		3,075,852

Industrials Total		11,516,915

Information Technology – 1.1%
Internet Software & Services – 0.6%
Tencent Hldgs Ltd.	144,800	839,272

Internet Software & Services Total		839,272

Software – 0.5%
Kingdee International Software Group Co. Ltd.	5,876,000	598,567

Software Total		598,567

Information Technology Total		1,437,839

Telecommunication Services – 20.1%
Diversified Telecommunication Services – 2.3%
China Telecom Corp., Ltd., Class H	8,892,000	3,038,432

Diversified Telecommunication Services Total		3,038,432

	Shares	Value ($)
Wireless Telecommunication Services – 17.8%
China Mobile Ltd.	2,660,000	23,323,555

Wireless Telecommunication Services Total		23,323,555

Telecommunication Services Total		26,361,987

Utilities – 3.1%
Gas Utilities – 0.4%
Xinao Gas Holdings Ltd.	556,000	595,055

Gas Utilities Total		595,055

Independent Power Producers & Energy Traders – 2.1%
China Resources Power Holdings Co., Ltd.	612,000	1,152,148
Datang International Power Generation Co., Ltd., Class H	3,910,000	1,653,693

Independent Power Producers & Energy Traders Total		2,805,841

Water Utilities – 0.6%
Guangdong Investment Ltd.	1,756,000	738,153

Water Utilities Total		738,153

Utilities Total		4,139,049

Total Common Stocks (cost of $119,473,000)		128,338,708

Short-Term Obligation – 1.5%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.190%, collateralized by a U.S. Treasury Obligation maturing 05/15/15, market value $2,035,382 (repurchase proceeds $1,994,032)	1,994,000	1,994,000

Total Short-Term Obligation (cost of $1,994,000)		1,994,000

Total Investments – 99.3% (cost of $121,467,000) (b)		130,332,708

Other Assets & Liabilities, Net – 0.7%		958,474

Net Assets – 100.0%		131,291,182

See Accompanying Notes to Financial Statements.

6

Columbia Greater China Fund

February 28, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $121,467,000.

The Fund was invested in the following countries at February 28, 2009:

Country	Value	% of Total Investments
China	$88,741,098	68.1
Hong Kong	38,055,457	29.2
United States*	1,994,000	1.5
Taiwan	855,434	0.7
Singapore	686,719	0.5

	$130,332,708	100.0

* Represents short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

At February 28, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	35.2
Energy	21.4
Telecommunication Services	20.1
Industrials	8.8
Consumer Discretionary	3.2
Consumer Staples	3.1
Utilities	3.1
Health Care	1.8
Information Technology	1.1

97.8
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	0.7

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Greater China Fund

February 28, 2009 (Unaudited)

		($)
Assets	Investments, at cost	121,467,000

	Investments, at value	130,332,708
	Cash	316
	Foreign currency (cost of $37,745)	33,918
	Receivable for:
	Investments sold	1,409,575
	Fund shares sold	159,785
	Dividends	23,050
	Interest	21
	Expense reimbursement due from investment advisor	13,521
	Trustees’ deferred compensation plan	15,523
	Other assets	6,393

	Total Assets	131,994,810

Liabilities	Payable for:
	Fund shares repurchased	364,018
	Investment advisory fee	102,737
	Transfer agent fee	66,735
	Trustees’ fees	3,141
	Pricing and bookkeeping fees	13,004
	Custody fee	48,733
	Distribution and service fees	41,397
	Chief compliance officer expenses	142
	Trustees’ deferred compensation plan	15,523
	Other liabilities	48,198

	Total Liabilities	703,628

	Net Assets	131,291,182

Net Assets Consist of	Paid-in capital	141,699,690
	Accumulated net investment loss	(1,138,158)
	Accumulated net realized loss	(18,132,216)
	Net unrealized appreciation (depreciation) on:
	Investments	8,865,708
	Foreign currency translations	(3,842)

	Net Assets	131,291,182

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia Greater China Fund

February 28, 2009 (Unaudited)

Class A	Net assets	$77,206,667
	Shares outstanding	2,726,709
	Net asset value per share	$28.31	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$30.04	(b)

Class B
	Net assets	$11,154,039
	Shares outstanding	406,448
	Net asset value and offering price per share	$27.44	(a)

Class C
	Net assets	$19,781,578
	Shares outstanding	711,187
	Net asset value and offering price per share	$27.81	(a)

Class Z
	Net assets	$23,148,898
	Shares outstanding	784,955
	Net asset value and offering price per share	$29.49	(a)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and/or any applicable redemption fees.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Greater China Fund

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Dividends	1,500,409
	Interest	6,811
	Foreign taxes withheld	(34,224)

	Total Investment Income	1,472,996

Expenses	Investment advisory fee	750,072
	Distribution fee:
	Class B	50,572
	Class C	90,016
	Service fee:
	Class A	116,301
	Class B	16,667
	Class C	29,933
	Transfer agent fee	208,399
	Pricing and bookkeeping fees	42,147
	Trustees’ fees	13,850
	Custody fee	117,784
	Reports to shareholders	47,885
	Chief compliance officer expenses	353
	Other expenses	67,055

	Expenses before interest expense	1,551,034
	Interest expense	837

	Total Expenses	1,551,871

	Fees waived or expenses reimbursed by investment advisor	(32,431)
	Expense reductions	(31)

	Net Expenses	1,519,409

	Net Investment Loss	(46,413)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized loss on:
	Investments	(18,106,697)
	Foreign currency transactions	(9,109)

	Net realized loss	(18,115,806)

	Net change in unrealized appreciation (depreciation) on:
	Investments	(76,826,947)
	Foreign currency translations	(3,549)

	Net change in unrealized appreciation (depreciation)	(76,830,496)

	Net Loss	(94,946,302)

	Net Decrease Resulting from Operations	(94,992,715)

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Greater China Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income (loss)	(46,413)	711,482
	Net realized gain (loss) on investments and foreign currency transactions	(18,115,806)	3,455,222
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(76,830,496)	(77,324,107)

	Net decrease resulting from operations	(94,992,715)	(73,157,403)

Distributions to Shareholders	From net investment income:
	Class A	—	(1,533,100)
	Class B	—	(37,622)
	Class C	—	(60,761)
	Class Z	—	(558,619)
	From net realized gains:
	Class A	(1,483,663)	(110,894)
	Class B	(223,819)	(18,405)
	Class C	(392,226)	(31,737)
	Class Z	(436,493)	(31,891)

	Total distributions to shareholders	(2,536,201)	(2,383,029)

	Net Capital Stock Transactions	(30,310,623)	16,096,246
	Redemption fees	48,912	281,680

	Total decrease in net assets	(127,790,627)	(59,162,506)

Net Assets	Beginning of period	259,081,809	318,244,315
	End of period	131,291,182	259,081,809
	Overdistributed net investment income, at end of period	—	(1,091,745)
	Accumulated net investment loss, at end of period	(1,138,158)	—

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Capital Stock Activity

	Columbia Greater China Fund
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	192,940	6,242,458	1,730,069	104,544,490
Distributions reinvested	38,178	1,286,612	19,701	1,325,719
Redemptions	(822,347)	(27,171,736)	(1,492,314)	(87,305,080)

Net increase (decrease)	(591,229)	(19,642,666)	257,456	18,565,129

Class B
Subscriptions	12,995	412,670	131,288	8,339,012
Distributions reinvested	5,031	164,581	622	40,941
Redemptions	(94,682)	(2,933,861)	(233,622)	(13,754,705)

Net decrease	(76,656)	(2,356,610)	(101,712)	(5,374,752)

Class C
Subscriptions	74,318	2,339,834	413,269	26,697,199
Distributions reinvested	8,529	282,747	1,022	68,125
Redemptions	(235,080)	(7,514,552)	(445,649)	(26,526,154)

Net increase (decrease)	(152,233)	(4,891,971)	(31,358)	239,170

Class Z
Subscriptions	135,543	4,648,877	529,511	33,769,297
Distributions reinvested	9,309	326,574	5,749	401,400
Redemptions	(252,187)	(8,394,827)	(509,570)	(31,503,998)

Net increase (decrease)	(107,335)	(3,419,376)	25,690	2,666,699

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class A Shares	2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$46.54		$58.78		$31.90		$24.68		$20.64	$17.88

Income from Investment Operations:
Net investment income (a)	0.01		0.22		0.26		0.26		0.31	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(17.71)		(12.02)		26.86		7.41		3.94	2.70

Total from investment operations	(17.70)		(11.80)		27.12		7.67		4.25	2.87

Less Distributions to Shareholders:
From net investment income	—		(0.46)		(0.24)		(0.45)		(0.21)	(0.11)
From net realized gains	(0.54)		(0.03)		—		—		—	—

Total distributions to shareholders	(0.54)		(0.49)		(0.24)		(0.45)		(0.21)	(0.11)

Redemption Fees:
Redemption fees added to paid-in-capital (a)	0.01		0.05		—	(b)	—	(b)	— (b)	— (b)

Net Asset Value, End of Period	$28.31		$46.54		$58.78		$31.90		$24.68	$20.64
Total return (c)	(38.20	)%(d)(e)	(20.24)%		85.39%		31.55	%(d)(f)	20.66%	16.11%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.79	%(h)	1.55%		1.59%		1.73%		1.76%	1.89%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—		—	—
Net expenses (g)	1.79	%(h)	1.55%		1.59%		1.73%		1.76%	1.89%
Waiver/Reimbursement	0.04	%(h)	—		—		0.01%		—	—
Net investment income (g)	0.09	%(h)	0.37%		0.61%		0.93%		1.35%	0.84%
Portfolio turnover rate	8	%(e)	16%		36%		32%		24%	25%
Net assets, end of period (000’s)	$77,207		$154,413		$179,902		$84,492		$53,975	$47,282

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$45.29		$57.29		$31.14		$24.11		$20.18	$17.51

Income from Investment Operations:
Net investment income (loss) (a)	(0.10)		(0.23)		(0.06)		0.05		0.14	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(17.22)		(11.73)		26.22		7.25		3.85	2.62

Total from investment operations	(17.32)		(11.96)		26.16		7.30		3.99	2.67

Less Distributions to Shareholders:
From net investment income	—		(0.06)		(0.01)		(0.27)		(0.06)	—
From net realized gains	(0.54)		(0.03)		—		—		—	—

Total distributions to shareholders	(0.54)		(0.09)		(0.01)		(0.27)		(0.06)	—

Redemption Fees:
Redemption fees added to paid-in-capital (a)	0.01		0.05		—	(b)	—	(b)	— (b)	— (b)

Net Asset Value, End of Period	$27.44		$45.29		$57.29		$31.14		$24.11	$20.18
Total return (c)	(38.42	)%(d)(e)	(20.83)%		84.01%		30.57	%(d)(f)	19.77%	15.25%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.54	%(h)	2.30%		2.34%		2.48%		2.51%	2.64%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—		—	—
Net expenses (g)	2.54	%(h)	2.30%		2.34%		2.48%		2.51%	2.64%
Waiver/Reimbursement	0.04	%(h)	—		—		0.01%		—	—
Net investment income (loss) (g)	(0.67	)%(h)	(0.40)%		(0.14)%		0.19%		0.60%	0.23%
Portfolio turnover rate	8	%(e)	16%		36%		32%		24%	25%
Net assets, end of period (000’s)	$11,154		$21,880		$33,502		$17,176		$12,680	$10,471

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class C Shares	2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$45.89		$58.05		$31.56		$24.43		$20.45	$17.76

Income from Investment Operations:
Net investment income (loss) (a)	(0.10)		(0.22)		(0.07)		0.05		0.14	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(17.45)		(11.90)		26.57		7.35		3.90	2.65

Total from investment operations	(17.55)		(12.12)		26.50		7.40		4.04	2.69

Less Distributions to Shareholders:
From net investment income	—		(0.06)		(0.01)		(0.27)		(0.06)	—
From net realized gains	(0.54)		(0.03)		—		—		—	—

Total distributions to shareholders	(0.54)		(0.09)		(0.01)		(0.27)		(0.06)	—

Redemption Fees:
Redemption fees added to paid-in-capital (a)	0.01		0.05		—	(b)	—	(b)	— (b)	— (b)

Net Asset Value, End of Period	$27.81		$45.89		$58.05		$31.56		$24.43	$20.45
Total return (c)	(38.42	)%(d)(e)	(20.84)%		83.97%		30.58	%(d)(f)	19.75%	15.15%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.54	%(h)	2.30%		2.34%		2.48%		2.51%	2.64%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—		—	—
Net expenses (g)	2.54	%(h)	2.30%		2.34%		2.48%		2.51%	2.64%
Waiver/Reimbursement	0.04	%(h)	—		—		0.01%		—	—
Net investment income (loss) (g)	(0.65	)%(h)	(0.38)%		(0.17)%		0.20%		0.60%	0.20%
Portfolio turnover rate	8	%(e)	16%		36%		32%		24%	25%
Net assets, end of period (000’s)	$19,782		$39,620		$51,938		$22,229		$13,853	$9,436

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class Z Shares	2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$48.38		$61.05		$33.10		$25.59		$21.38	$18.51

Income from Investment Operations:
Net investment income (a)	0.04		0.38		0.37		0.37		0.40	0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(18.40)		(12.47)		27.90		7.65		4.07	2.81

Total from investment operations	(18.36)		(12.09)		28.27		8.02		4.47	3.03

Less Distributions to Shareholders:
From net investment income	—		(0.60)		(0.32)		(0.51)		(0.26)	(0.16)
From net realized gains	(0.54)		(0.03)		—		—		—	—

Total distributions to shareholders	(0.54)		(0.63)		(0.32)		(0.51)		(0.26)	(0.16)

Redemption Fees:
Redemption fees added to paid-in-capital (a)	0.01		0.05		—	(b)	—	(b)	— (b)	— (b)

Net Asset Value, End of Period	$29.49		$48.38		$61.05		$33.10		$25.59	$21.38
Total return (c)	(38.11	)%(d)(e)	(20.04)%		85.88%		31.86	%(d)(f)	21.00%	16.44%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.54	%(h)	1.30%		1.34%		1.48%		1.51%	1.64%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—		—	—
Net expenses (g)	1.54	%(h)	1.30%		1.34%		1.48%		1.51%	1.64%
Waiver/Reimbursement	0.04	%(h)	—		—		0.01%		—	—
Net investment income (g)	0.26	%(h)	0.62%		0.82%		1.25%		1.60%	1.06%
Portfolio turnover rate	8	%(e)	16%		36%		32%		24%	25%
Net assets, end of period (000’s)	$23,149		$43,170		$52,903		$19,821		$9,012	$5,182

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Greater China Fund

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Greater China Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a non-diversified fund. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management

17

Columbia Greater China Fund

February 28, 2009 (Unaudited)

believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$3,415,111	$—
Level 2 – Other Significant Observable Inputs	126,917,597	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$130,332,708	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 (“SFAS 161”), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund’s financial statement disclosures.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s

18

Columbia Greater China Fund

February 28, 2009 (Unaudited)

exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and distributed annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$2,190,102
Long-Term Capital Gains	192,927

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, were:

Unrealized appreciation	$35,474,228
Unrealized depreciation	(26,608,520)
Net unrealized appreciation	$8,865,708

19

Columbia Greater China Fund

February 28, 2009 (Unaudited)

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.95%
$1 billion to $1.5 billion	0.87%
$1.5 billion to $3 billion	0.82%
$3 billion to $6 billion	0.77%
Over $6 billion	0.72%

For the six month period ended February 28, 2009, the Fund’s annualized effective investment advisory fee rate was 0.95% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

20

Columbia Greater China Fund

February 28, 2009 (Unaudited)

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended February 28, 2009, the Distributor has retained net underwriting discounts of $9,098 on sales of the Fund’s Class A shares and received net CDSC fees of $1,663, $36,649 and $13,751 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Effective January 1, 2009, Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, will not exceed 1.40% annually of the Fund’s average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $31 for the Fund.

Note 6. Portfolio Information

For the six month period ended February 28, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $12,481,090 and $41,160,579, respectively.

Note 7. Redemption Fees

The Fund may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of the portfolio. The redemption fees, which are retained by the Fund, are accounted for as an addition to

21

Columbia Greater China Fund

February 28, 2009 (Unaudited)

paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended February 28, 2009, the Fund assessed redemption fees for the Class A, Class B, Class C and Class Z shares of $28,772, $4,207, $7,393 and $8,540, respectively.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 16, 2008, the Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended February 28, 2009, the average daily balance outstanding on days where borrowing existed was $2,000,000 at a weighted average interest rate of 2.47%.

Note 9. Shares of Beneficial Interest

As of February 28, 2009, the Fund had two shareholders that collectively held 12.4% of the Fund’s shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversification Risk

As a non-diversified mutual fund, the Fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

Because the Fund’s investments are concentrated in the Greater China region, events within the region will have a greater effect on the Fund that if the Fund were more geographically diversified. In addition, events in any one country within the region may impact the other countries or the region as a whole. Markets in the region can experience significant volatility due to social, regulatory and political uncertainties.

22

Columbia Greater China Fund

February 28, 2009 (Unaudited)

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

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Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds’ investment adviser, including the senior manager of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the

24

benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2008, Columbia Greater China Fund’s performance was in the first quintile (where the best performance would be in the first quintile) for the one-, three-, five- and ten- year periods, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

25

The Trustees considered that Columbia Greater China Fund’s total expenses were in the first quintile and actual management fees were in the second quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■

the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■	the report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of, such funds the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year’s report (the “2007 Report”) my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the “Funds.”

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recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.	Performance rankings were similar in 2007 and 2008, although last year’s were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.	The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.	Atlantic equity Funds’ overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.	The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a “filtered universe”) lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.	A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.	The Funds’ management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.

The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the fourth or fifth quintiles. The higher actual management fee

28

rankings of certain Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.	The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.	The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the “Nations Funds”). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees’ Fee and Performance Evaluation Process

14.	The Trustees’ evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.	CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG’s analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.	An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

18.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this “hybrid” method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.	In 2007, CMG’s complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

21.	CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America

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Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

d.	Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore, the following data need not be provided:

1.	Adjusting total profitability data for Private Bank expenses

2.	Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)	Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)	Cost allocation methodology. CMG’s point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG’s part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)	Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

30

7)	Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)	Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund “Dashboard” volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,

Steven E. Asher

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32

Important Information About This Report – Columbia Greater China Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Greater China Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

33

One Financial Center

Boston, MA 02111-2621

Columbia Greater China Fund

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/8344-0209 (04/09) 09-76247

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 23, 2009